      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 8, 2004

                                             1933 ACT REGISTRATION NO. 333-84688
                                             1940 ACT REGISTRATION NO. 811-08559
                                                              CIK NO. 0001051629

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 3

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                                 AMENDMENT NO. 3

              LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE
                                    ACCOUNT M
                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                            (EXACT NAME OF DEPOSITOR)

                100 Madison Street Suite 1860 Syracuse, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                Depositor's Telephone Number, including Area Code

                                 (315) 428-8400



          Robert O. Sheppard, Esquire                            COPY TO:
  Lincoln Life & Annuity Company of New York         Lawrence A. Samplatsky, Esquire
               100 Madison Street              The Lincoln National Life Insurance Company
                   Suite 1860                               350 Church Street
              Syracuse, NY 13202                        Hartford, CT 06103-1106
  (NAME AND ADDRESS OF AGENT FOR SERVICE)


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)


     An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2003 was filed March 26, 2004.


     It is proposed that this filing will become effective (check appropriate box)

     / / immediately upon filing pursuant to paragraph (b)

     /X/ on May 1, 2004 pursuant to paragraph (b)

         60 days after filing pursuant to paragraph (a)(1)
     / / on 5/1/03 pursuant to paragraph (a) (1) of Rule 485.
         This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

HOME OFFICE LOCATION:                  ADMINISTRATIVE OFFICE:
100 MADISON STREET                     CLIENT SERVICE CENTER MVL1
SUITE 1860                             350 CHURCH STREET
SYRACUSE, NY 13202                     HARTFORD, CT 06103-1106
(888) 223-1860                         (800) 444-2363


                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

     This prospectus describes Lincoln VUL(DB)-II, a flexible premium variable life insurance contract (the "policy"), offered by Lincoln Life & Annuity Company of New York ("Lincoln Life", " the Company", "we", "us", "our"). The policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.

     The policy described in this prospectus is available only in New York.

     You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features the ELITE SERIES of funds (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.

               - AIM VARIABLE INSURANCE FUNDS


               - ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

               - AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


               - AMERICAN FUNDS INSURANCE SERIES

               - DELAWARE VIP TRUST

               - FIDELITY VARIABLE INSURANCE PRODUCTS

               - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

               - JANUS ASPEN SERIES

               - LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

               - MFS(R) VARIABLE INSURANCE TRUST

               - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

               - PUTNAM VARIABLE TRUST

               - SCUDDER INVESTMENT VIT FUNDS

     Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT FUNDS' PROSPECTUSES WITH IT. KEEP ALL PROSPECTUSES FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                          PROSPECTUS DATED: MAY 1, 2004

                                TABLE OF CONTENTS


CONTENTS                                                                    PAGE
--------                                                                    ----
POLICY SUMMARY                                                                 3
   Benefits of Your Policy                                                     3
   Risks of Your Policy                                                        3
   Charges and Fees                                                            4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT                     7
   Principal Underwriter                                                       7
   Fund Participation Agreements                                               7
   Distribution of the Policies and Compensation                               8
   Funds                                                                       8
   Fund Withdrawal and Substitution                                           11
   Voting Rights                                                              11
POLICY CHARGES AND FEES                                                       12
   Premium Load; Net Premium Payment                                          12
   Surrender Charges                                                          12
   Partial Surrender Fee                                                      14
   Fund Transfer Fee                                                          14
   Mortality and Expense Risk Charge                                          14
   Cost of Insurance Charge                                                   14
   Administrative Fee                                                         14
   Policy Loan Interest                                                       15
   Rider Charges                                                              15
   Case Exceptions                                                            15
YOUR INSURANCE POLICY                                                         15
   Application                                                                16
   Owner                                                                      16
   Right to Examine Period                                                    17
   Initial Specified Amount                                                   17
   Transfers                                                                  17
   Limits on Frequent Transfers                                               18
   Optional Sub-Account Allocation Programs                                   18
   Riders                                                                     19
   Continuation of Coverage                                                   20
   Termination of Coverage                                                    20
   State Regulation                                                           20
PREMIUMS                                                                      20
   Allocation of Net Premium Payment                                          20
   Planned Premiums; Additional Premiums                                      21
   Policy Values                                                              21
DEATH BENEFITS                                                                23
   Death Benefit Options                                                      23
   Changes to Initial Specified Amount and Death Benefit Options              23
   Death Benefit Proceeds                                                     24
POLICY SURRENDERS                                                             25
   Partial Surrender                                                          25
POLICY LOANS                                                                  26
LAPSE AND REINSTATEMENT                                                       27
   No Lapse Provision                                                         27
   Reinstatement of a Lapsed Policy                                           29
TAX ISSUES                                                                    30
   Taxation of Life Insurance Contracts in General                            30
   Policies Which Are MECs                                                    31
   Policies Which Are Not MECs                                                32
   Other Considerations                                                       32
   Fair Value of Your Policy                                                  33
   Tax Status of Lincoln Life                                                 33
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        34
LEGAL PROCEEDINGS                                                             34
FINANCIAL STATEMENTS                                                          34
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                           35

POLICY SUMMARY

               BENEFITS OF YOUR POLICY

               DEATH BENEFIT PROTECTION. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

               TAX DEFERRED ACCUMULATION. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

               ACCESS TO YOUR POLICY VALUES. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

               FLEXIBILITY. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.

               RISKS OF YOUR POLICY

               FLUCTUATING INVESTMENT PERFORMANCE. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

               UNSUITABLE FOR SHORT-TERM INVESTMENT. This policy is intended for long-term financial planning, and is unsuitable for short term goals. Your policy is not designed to serve as a vehicle for frequent trading.

               POLICY LAPSE. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated.

               DECREASING DEATH BENEFIT. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.


               ADVERSE CONSEQUENCES OF EARLY SURRENDER. There are surrender charges assessed if you surrender your policy in the first 10-15 years, and fee assessed for partial surrenders in all policy years. Full or partial surrenders may result in tax consequences. Depending on the amount of premium paid, or any reduction in specified amount, there may be little or no surrender value available. Partial surrenders may reduce the policy value and death benefit.


               ADVERSE TAX CONSEQUENCES. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.

               CHARGES AND FEES

               This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.

Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.

                            TABLE I: TRANSACTION FEES


                                      WHEN CHARGE                                  AMOUNT
        CHARGE                        IS DEDUCTED                                 DEDUCTED
-------------------------------------------------------------------------------------------------------------
Maximum sales charge      When you pay a premium.               5.0% of each premium payment.
imposed on premiums
(load)

Surrender Charge*         Upon full surrender of your policy
                          (years 1-15). When you make certain
                          specified amount decreases (years
                          1-10).

  Minimum and                                                   The surrender charge ranges from a minimum of
  Maximum Charge                                                $13.07 to a maximum of $46.82 per $1000 of
                                                                specified amount.

  Charge for a                                                  For a male, age 45, nonsmoker, in year one,
  Representative Insured                                        the maximum surrender charge is $32.66 per
                                                                $1000 of specified amount.

                                                                For a female, age 45, nonsmoker, in year one
                                                                the maximum surrender charge is $27.59 per
                                                                $1000 of specified amount.

Partial Surrender Fee     When you take a partial surrender     The lesser of $25 or 2% of the amount
                          of your policy.                       surrendered.

Fund Transfer Fee         Applied to any transfer request in    $25
                          excess of 24 made during any policy
                          year.

Estate Tax Repeal Rider   One-time charge at issue (if          $250
(optional)                elected)

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.

          TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


                                      WHEN CHARGE                                  AMOUNT
        CHARGE                        IS DEDUCTED                                 DEDUCTED
-------------------------------------------------------------------------------------------------------------
Cost of Insurance*        Monthly

  Minimum and                                                   The monthly cost of insurance rates for
  Maximum Charge                                                standard issue individuals ranges from a
                                                                guaranteed minimum of $0.00 per $1,000 per
                                                                month to a guaranteed maximum of $83.33 per
                                                                $1,000 per month of net amount at risk.

                                                                Individuals with a higher mortality risk than
                                                                standard issue individuals can be charged
                                                                from 125% to 800% of the standard rate.

  Charge for a                                                  For a male, age 45, nonsmoker, the guaranteed
  Representative Insured                                        maximum monthly cost of insurance rate is
                                                                $.38 per $1000 of net amount at risk.

                                                                For a female, age 45, nonsmoker, the
                                                                guaranteed maximum monthly cost of insurance
                                                                rate is $.30 per $1000 of net amount at risk.

Mortality and Expense     Daily (at the end of each valuation   Daily charge as a percentage of the value of
Risk Charge ("M&E")       day).                                 the Separate Account, guaranteed at an
                                                                effective annual rate of 0.90%.(1)

Administrative Fee*       Monthly                               A flat fee of $10 per month in all years.

  Minimum and                                                   For the first two policy years from issue
  Maximum                                                       date or increase in specified amount, there
                                                                is an additional charge. The monthly charge
                                                                ranges from a minimum of $0.01 per $1,000 of
                                                                initial specified amount or increase in
                                                                specified amount to a maximum of $0.42 per
                                                                $1,000 of initial specified amount or
                                                                increase in specified amount.

  Charge for a                                                  For a male or female age 45, the maximum
  Representative Insured                                        additional monthly charge is $0.09 per $1,000
                                                                of initial specified amount or increase in
                                                                specified amount.

Policy Loan Interest      Annually                              5% annually of the amount held in the loan
                                                                account.



(1) Guaranteed at an effective annual rate of 0.90% in policy years 1-19 and 0.20% in policy years 20 and beyond.

                                      WHEN CHARGE                                  AMOUNT
        CHARGE                        IS DEDUCTED                                 DEDUCTED
-------------------------------------------------------------------------------------------------------------
Rider Charges             Annually                              Individualized based on optional Rider(s)
                                                                selected.

Waiver of Monthly         Monthly
Deduction Rider *

  Minimum and                                                   The waiver of monthly deduction rate factor
  Maximum Charge                                                ranges from a minimum of 2% of all other
                                                                covered monthly charges to a maximum of 12%
                                                                of all other covered monthly charges.

  Charge for a                                                  For a male, age 45, nonsmoker, the maximum
  Representative Insured                                        rate factor is 3.5% of all other covered
                                                                monthly charges.

                                                                For a female, age 45, nonsmoker, the maximum
                                                                rate factor is 5% of all other covered
                                                                monthly charges.

Accounting Value Rider    N/A                                   There is no charge for this rider.

Change of Insured Rider   N/A                                   There is no charge for this rider.


* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial adviser.


Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.

                 TABLE III: TOTAL ANNUAL FUND OPERATING EXPENSES
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


          TOTAL ANNUAL OPERATING EXPENSE                    MINIMUM            MAXIMUM
----------------------------------------------------------------------------------------
Total Management fees, distribution and/or service
(12b-1) fees, and other expenses.                            0.30%             1.59%(2)



(2) Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.79%. These waivers and reductions generally extend through April 30, 2005 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

               Lincoln Life & Annuity Company of New York (Lincoln Life) (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance corporation engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


               Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.


               Lincoln Life & Annuity Flexible Premium Variable Life Account M (Separate Account) is a separate account of the Company which was established on November 24, 1997. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the New York Insurance Department.

               Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.


               PRINCIPAL UNDERWRITER

               Lincoln Financial Advisors (LFA) is the principal underwriter for the policies, which are offered continuously. The principal underwriter has overall responsibility for establishing a selling plan for the policies. LFA received $839,466 in 2003, $1,182,531 in 2002, and $1,459,760 in 2001 for the sale of policies offered through the Separate Account. LFA retains no underwriting commissions from the sale of the policies.

               FUND PARTICIPATION AGREEMENTS

               In order to make the funds available, LFA has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, LFA must perform certain administrative services for the fund advisers or distributors. For these administrative functions, LFA may be compensated by the fund at annual rates of between .10% and .37% of the assets attributable to the policies. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to LFA under their distribution plans in consideration of the administrative functions LFA performs: American Funds

               Insurance Series, Fidelity Variable Insurance Products, Janus Aspen Series, and Putnam Variable Trust


               DISTRIBUTION OF THE POLICIES AND COMPENSATION

               The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, Inc., both of whom are our affiliates. Registered representatives may receive commission and service fees up to 55% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

               Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.

               We do not anticipate that the surrender charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your policy. Any such shortfall would be available for recovery from the Company's General Account, which supports insurance and annuity obligations.


               FUNDS

               The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

               A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

               Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

               There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

               Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

               The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.


               AIM VARIABLE INSURANCE FUNDS, advised by A I M Advisors, Inc.

                    AIM V. I. GROWTH FUND (SERIES I SHARES): Capital appreciation.
                    THIS FUND WILL BE AVAILABLE ONLY TO EXISTING POLICY OWNERS AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

                    AIM V. I. INTERNATIONAL GROWTH FUND (SERIES I SHARES):
                    Long-term growth.
                    THIS FUND WILL BE AVAILABLE ONLY TO EXISTING POLICY OWNERS AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

                    AIM V. I. PREMIER EQUITY FUND (SERIES I SHARES): Long-term growth.
                    THIS FUND WILL BE AVAILABLE ONLY TO EXISTING POLICY OWNERS AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

               ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., advised by Alliance Capital Management, L.P.

                    ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO (CLASS A):
                    Growth and income.

                    ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO (CLASS A):
                    Maximum capital appreciation.

                    ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A):
                    Long-term growth.

                    ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO (CLASS A): Maximum capital appreciation.

               AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., advised by American Century Investment Management, Inc.

                    INFLATION PROTECTION FUND (CLASS I): Inflation protection. THIS FUND WILL BE AVAILABLE AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

               AMERICAN FUNDS INSURANCE SERIES, advised by Capital Research and Management Company

                    GLOBAL GROWTH FUND (CLASS 2): Long-term growth.
                    THIS FUND WILL BE AVAILABLE AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

                    GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): Long-term growth.

                    GROWTH FUND (CLASS 2): Long-term growth.

                    GROWTH-INCOME FUND (CLASS 2): Growth and income.

                    INTERNATIONAL FUND (CLASS 2): Long-term growth.

               DELAWARE VIP TRUST, advised by Delaware International Advisers, Ltd. for the Emerging Markets Series, and Delaware Management Company for all of the other Series, with Delaware International Advisers, Ltd. subadvising the Diversified Income Series

                    DIVERSIFIED INCOME SERIES (STANDARD CLASS): Total return. THIS FUND WILL BE AVAILABLE AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

                    EMERGING MARKETS SERIES (STANDARD CLASS): Capital appreciation.
                    THIS FUND WILL BE AVAILABLE AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

                    HIGH YIELD SERIES (STANDARD CLASS): Total return.

                    LARGE CAP VALUE SERIES (STANDARD CLASS): Growth and income.

                    REIT SERIES (STANDARD CLASS): Total return.

                    SMALL CAP VALUE SERIES (STANDARD CLASS): Capital appreciation.

                    TREND SERIES (STANDARD CLASS): Capital appreciation.

                    U. S. GROWTH SERIES (STANDARD CLASS): Capital appreciation.

               FIDELITY VARIABLE INSURANCE PRODUCTS, advised by Fidelity Management & Research Company

                    CONTRAFUND PORTFOLIO (SERVICE CLASS): Long-term capital appreciation.

                    EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Reasonable income.

                    GROWTH PORTFOLIO (SERVICE CLASS): Capital appreciation.

                    OVERSEAS PORTFOLIO (SERVICE CLASS): Long-term growth.

               FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, advised by Franklin Advisers, Inc. for the Franklin Small Cap Fund, and by Templeton Global Advisors Limited, with Templeton Asset Management Ltd subadvising, for the Templeton Growth Securities Fund

                    FRANKLIN SMALL CAP FUND (CLASS 1): Long-term growth.

                    TEMPLETON GROWTH SECURITIES FUND (CLASS 2): Long-term growth.

               JANUS ASPEN SERIES, advised by Janus Capital Management LLC

                    BALANCED PORTFOLIO (INSTITUTIONAL SHARES): Long-term growth and current income.

                    MID CAP GROWTH PORTFOLIO (SERVICE SHARES): Long-term growth.

                    WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES): Long-term growth.
                    THIS FUND WILL BE AVAILABLE ONLY TO EXISTING POLICY OWNERS AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

               LINCOLN VARIABLE INSURANCE PRODUCTS TRUST, advised by Delaware Management Company, with Delaware International Advisers, Ltd. subadvising the International Fund, Janus Capital Management LLC subadvising the Capital Appreciation Fund, T. Rowe Price Associates, Inc. subadvising the Aggressive Growth Fund, and UBS Global Asset Management (Americas) Inc. subadvising the Global Asset Allocation Fund

                    AGGRESSIVE GROWTH FUND (STANDARD CLASS): Maximum capital appreciation.

                    BOND FUND (STANDARD CLASS): Current income.

                    CAPITAL APPRECIATION FUND (STANDARD CLASS): Long-term growth.

                    GLOBAL ASSET ALLOCATION FUND (STANDARD CLASS): Total return.

                    INTERNATIONAL FUND (STANDARD CLASS): Capital appreciation.

                    MONEY MARKET FUND (STANDARD CLASS): Preservation of capital.

                    SOCIAL AWARENESS FUND (STANDARD CLASS): Capital appreciation.

               MFS(R) VARIABLE INSURANCE TRUST, advised by Massachusetts Financial Services Company

                    CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Capital appreciation.

                    EMERGING GROWTH SERIES (INITIAL CLASS): Long-term growth.

                    TOTAL RETURN SERIES (INITIAL CLASS): Growth and income.

                    UTILITIES SERIES (INITIAL CLASS): Growth and income.

               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

                    MID-CAP GROWTH PORTFOLIO (I CLASS): Capital appreciation.

                    REGENCY PORTFOLIO (I CLASS): Long-term growth.

               PUTNAM VARIABLE TRUST, advised by Putnam Investment Management, L.L.C.

                    GROWTH & INCOME FUND (CLASS IB): Growth and income.
                    THIS FUND WILL BE AVAILABLE ONLY TO EXISTING POLICY OWNERS AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

                    HEALTH SCIENCES FUND (CLASS IB): Capital appreciation. THIS FUND WILL BE AVAILABLE ONLY TO EXISTING POLICY OWNERS AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

               SCUDDER INVESTMENT VIT FUNDS, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.

                    EAFE(R) EQUITY INDEX FUND (CLASS A): Capital appreciation.

                    EQUITY 500 INDEX FUND (CLASS A): Capital appreciation.

                    SMALL CAP INDEX FUND (CLASS A): Capital appreciation.


               FUND WITHDRAWAL AND SUBSTITUTION

               Lincoln Life may withdraw funds and substitute shares of other funds if:

               1) the shares of any fund should no longer be available for investment by the Separate Account; or
               2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

               We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.

               VOTING RIGHTS

               The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

               We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.

POLICY CHARGES AND FEES

               Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

               In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

               The monthly deductions, including the cost of insurance charges, may be deducted in two ways:

               1) Proportionately from the net accumulation value of each underlying investment option subject to the charge.
               2) From the net accumulation value of specific funds which you have designated.

               If you have selected designated funds, and in a given month there is not sufficient value in those funds to cover the monthly deduction, we will take the remaining monthly deduction pro rata from the rest of the funds in your policy that have value.

               If you have not selected designated funds, the monthly deductions will be taken pro rata from all of the funds in your policy that have value.

               The monthly deductions are made on the "monthly anniversary day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly anniversary day is non-existent for that month, or is not a valuation day, then the monthly anniversary day is the next valuation day. You may select or change designated funds at any time prior to a monthly anniversary day by contacting our Administrative Office.

               If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.

               PREMIUM LOAD; NET PREMIUM PAYMENT

               We deduct 5% from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. The premium payment, net of the premium load, is called the "net premium payment."

               SURRENDER CHARGES

               A surrender charge may apply if the policy is totally surrendered or has a decrease in the specified amount of death benefit. The surrender charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of surrender charges is included in each policy.

               The surrender charge varies by age of the insured, the number of years since the date of issue or the date of an increase in specified amount, and the specified amount. The surrender charge will never exceed $46.82 per $1,000 of specified amount. A personalized schedule of surrender charges is included in each policy. You may obtain more information about the surrender charges that would apply to your policy by requesting a personalized illustration from your insurance representative.

               The duration of the surrender charge is 15 years for full surrenders and 10 years for decreases in specified amount.

               Surrender charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The surrender charge will not exceed the policy value. All surrender charges decline to zero within 15 years following policy issue, or any increase in specified amount.

               Upon either a full surrender of the policy or a decrease in specified amount, the charge will be subject to the following conditions:

               A. For decreases in specified amount, excluding full surrender of the policy, no surrender charge will be applied where the decrease:

                  1) occurs after the tenth policy anniversary following issue of the initial specified amount; or
                  2) is directly caused by a death benefit option change; or
                  3) is caused by a partial surrender; or
                  4) when added to the sum of all prior decreases, does not
                     exceed 25% of the initial specified amount.

               B. For all other decreases, the charge will be calculated as 1) minus 2), then divided by 3) and then multiplied by 4), where:

                  1) is the amount of this decrease plus any prior decreases;
                  2) is the greater of an amount equal to 25% of the initial specified amount or the sum of all prior decreases;
                  3) is the initial specified amount; and
                  4) is the then applicable surrender charge from the schedule in the policy.

               We may limit requests for decreases in specified amount, to the extent there is insufficient value to cover the necessary surrender charges.

               If you increase the specified amount, a new surrender charge will be applicable to each increase. This charge is in addition to any surrender charge on the existing specified amount. Upon an increase in specified amount, we will send you supplemental policy specifications reflecting the maximum additional surrender charge.

               Upon full surrender of your policy following a policy decrease, the surrender charge will be calculated as the entire amount shown in the policy specifications, multiplied by one minus the percentage of the initial specified amount for which a surrender charge was previously assessed. The charge assessed upon a full surrender will not exceed the policy's value.

               If your policy includes the Estate Tax Repeal Rider, and if you satisfy its special conditions, you will have a one-time right to cancel your policy without being subject to surrender charges. This is a limited benefit and is subject to our specific definition of Estate Tax Repeal.

               Any surrender may have tax implications. Consult your financial adviser before initiating a surrender.

               PARTIAL SURRENDER FEE

               No surrender charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn, not to exceed $25, is imposed. This fee is allocated pro rata among the Sub-Accounts and the Fixed Account from which the partial surrender proceeds are taken.

               FUND TRANSFER FEE

               For each transfer request in excess of 24 made during any policy year, we will charge you an administrative fee of $25. This fee is currently being waived, but we reserve the right to charge it.

               MORTALITY AND EXPENSE RISK CHARGE

               We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated. The current charge is the guaranteed effective annual rate of 0.90% in policy years 1-19 and 0.20% in policy years 20 and beyond.

               COST OF INSURANCE CHARGE

               A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

               The cost of insurance charge depends on the policy duration, the age, underwriting category and gender of the insured, and the current net amount at risk. The net amount at risk is the death benefit minus the greater of zero or the policy value, and may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insured ages. Cost of insurance rates are generally lower for healthy individuals.

               The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.

               The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.

               ADMINISTRATIVE FEE

               There is a flat monthly deduction of $10 in all years.


               For the first two policy years from issue date or increase in specified amount, there is an additional charge that varies with the insured's age. A table of these expense charges is included in each policy. This charge will never exceed $0.4242 per $1000 of initial specified amount or increase in specified amount. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.


               POLICY LOAN INTEREST

               If you borrow against your policy, interest will be charged to the Loan Account value. The annual effective interest rate is 5%. We will credit 4% interest on the Loan Account value in all years.

               RIDER CHARGES


               Waiver of Monthly Deductions. The monthly charge for this benefit is equal to the sum of all other covered monthly charges for the policy and all riders, multiplied by a rate factor. The rate factor depends on the age, underwriting category and gender of the insured. The maximum rate factor is 12%.


               Estate Tax Repeal Rider. There is a $250 one-time charge at issue for this rider.

               CASE EXCEPTIONS

               Charges and fees may be reduced in some circumstances where policies are purchased by corporations and other groups or sponsoring organizations on a multiple-life case basis.

YOUR INSURANCE POLICY

               Your policy is a life insurance contract that provides for a death benefit payable on the death of the insured. The policy and the application constitute the entire contract between you and Lincoln Life.

               We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.

               We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.

               If we obtain appropriate approvals from policy owners and securities regulators, we may:

               - change the investment objective of the Separate Account.

               - operate the Separate Account as a management investment
                 company, unit investment trust, or any other form permitted under applicable securities laws

               - deregister the Separate Account

               - combine the Separate Account with another separate account

               We will notify you of any change that is made.

               The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insured and owner; date of issue; the initial specified amount; the death benefit option selected; issue age; named beneficiary; initial premium payment; surrender charges; expense charges and fees; guaranteed maximum cost of insurance rates; and No Lapse premium.


               When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

               The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

               Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insured will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

               The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and age are determined.

               Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

               We allow telephone and other electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

               Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.

               APPLICATION

               If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insured and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insured. Based on our review of medical information about the proposed insured, we may decline to provide insurance, or we may place the proposed insured in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the underwriting category, age, and gender of the insured.

               A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the insured is at least age 18 and at most age 85. Age will be determined by the nearest birthday of the insured.

               OWNER

               The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

               1) initial death benefit amount and death benefit option;
               2) optional No Lapse protection and riders;

               3) the amount and frequency of premium payments; and
               4) the amount of net premium payment to be placed in the selected
                  Sub-Accounts or the Fixed Account.

               You are entitled to exercise rights and privileges of your policy as long as the insured is living. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.

               RIGHT-TO-EXAMINE PERIOD

               You may return your policy to us for cancellation within 45 days of the date the application is signed or 10 days after you receive the policy (60 days for policies issued in replacement of other insurance). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, we will refund to you all premium payments. If a premium payment was made by check, there may be a delay until the check clears.

               Any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.

               INITIAL SPECIFIED AMOUNT

               You will select the initial specified amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.

               TRANSFERS

               You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

               During the first policy year, transfers from the Fixed Account to the Sub-Accounts may be made only as provided for in the dollar cost averaging program described below. The amount of all transfers from the Fixed Account in any other policy year may not exceed the greater of:

               1) 25% of the Fixed Account value as of the immediately preceding policy anniversary, or
               2) the total dollar amount transferred from the Fixed Account in the immediately preceding policy year.

               Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. We may limit transfers from the Fixed Account at any time.

               Requests for transfers must be made in writing, or electronically, if you have previously authorized telephone or other electronic transfers in writing.

               Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.

               LIMITS ON FREQUENT TRANSFERS


               We periodically monitor the frequency and dollar amounts of trades to identify market-timing activity. If we believe we have identified market-timing activity, we will restrict transfers. We reserve the right to restrict, in our discretion and without prior notice, transfers initiated by an individual, market-timing organization or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions include, but are not limited to:

               1) requiring that all transfer requests be made only through regular U.S. mail; and
               2) not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and
               3) not accepting preauthorized transfer forms from market-timers or other entities acting on behalf of more than one policy owner at a time.

               We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine will disadvantage or potentially hurt the rights or interests of other policy owners or harm the funds. Transfer requests may be subject to additional terms and conditions imposed by the funds.

               We will notify you in writing if we have restricted or refused any of your transfer requests. We apply these limitations to all policy owners in a consistent manner.


               OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

               You may elect to participate in programs for dollar cost averaging or automatic rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.

               DOLLAR COST AVERAGING systematically transfers specified dollar amounts from the Money Market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers from the Fixed Account can only be elected at the time your policy is issued. Transfers from the Money Market Sub-Account may be elected at any time while your policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar cost averaging will not assure a profit or protect against a declining market.


               If the owner elects Dollar Cost Averaging from either the Money Market Sub-Account or the Fixed Account the value in that account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.


               You may elect dollar cost averaging on your application, or contact our Administrative Office for information.

               Dollar cost averaging terminates automatically:

               (1) if the value in the Money Market Sub-Account or the Fixed
                   Account is insufficient to complete the next transfer;

               (2) one week after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;
               (3) after 12 or 24 months (as elected on your application); or
               (4) if your policy is surrendered.

               AUTOMATIC REBALANCING periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

               You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.

               RIDERS

               We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

               WAIVER OF MONTHLY DEDUCTION RIDER: If desired, you must select this rider when you initially apply for insurance. Lincoln Life will maintain the death benefit by paying covered monthly deductions during periods of disability. Charges for this rider, if elected, are part of the monthly deductions.

               ACCOUNTING VALUE RIDER: If desired, you must select this rider when you initially apply for insurance. You must meet the underwriting and minimum premium requirements for this rider. If your policy is fully surrendered in the first five policy years, this rider provides enhanced cash surrender values by using a table of alternate surrender charges. The rider does not provide for enhanced cash surrender value for partial surrenders and loans. There is no charge for this rider.

               CHANGE OF INSURED RIDER: With this rider, you may name a new insured in place of the current insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current insured's 65th birthday. There is no separate charge for this rider, however policy charges applicable to the new insured may differ from charges applicable to the current insured.

               ESTATE TAX REPEAL RIDER: If desired, you must select this rider when you initially apply for insurance. In the event of federal estate tax repeal as set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) being extended, this rider allows you to cancel your policy for an amount equal to the surrender value of the policy plus the applicable surrender charge. There is a one-time $250 charge at issue for this rider.

               For purposes of this rider, estate tax repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010. The start date for this rider (the date that begins the 12-month "window" for you to exercise the rider) is the later of January 1, 2010, or the date in 2010 upon which legislation is enacted that triggers estate tax repeal, but no later than December 31, 2010.

               This rider terminates on the earliest of:

               1) one year from the start date;
               2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;
               3) the date you request termination of the rider;
               4) termination of your policy; or
               5) full surrender of your policy prior to the start date.

               If your policy lapses but is reinstated, the rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

               CONTINUATION OF COVERAGE

               If the insured is still living at age 100, and the policy has not been surrendered, the policy will remain in force until surrender or death of the insured. There are certain changes that will take place:

               1) we will no longer accept premium payments;
               2) we will make no further deductions;
               3) policy values held in the Separate Account will be transferred to the Fixed Account; and
               4) we will no longer transfer amounts to the Sub-Accounts.

               TERMINATION OF COVERAGE

               All policy coverage terminates on the earliest of:

               1) surrender of the policy;
               2) death of the insured; or
               3) failure to pay the necessary amount of premium to keep your policy in force.

               STATE REGULATION

               New York regulations will govern whether or not certain features, riders, charges and fees will be allowed in your policy.

PREMIUMS


               You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to maintain the No Lapse provision or to keep the policy in force. Premiums may be paid any time before the insured reaches age 100.


               The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.

               ALLOCATION OF NET PREMIUM PAYMENTS

               Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

               You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The amount of net premium payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 P.M. Eastern Time, unless the New York Stock Exchange closes earlier.

               The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.

               PLANNED PREMIUMS; ADDITIONAL PREMIUMS

               Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic premium payments at any time.

               In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.


               Unless you specifically direct otherwise, any payment received (other than any premium payment necessary to prevent, or cure, policy lapse) will be applied as premium and will not repay any outstanding loans. There is no premium load on any payment which you specifically direct as repayment of an outstanding loan.


               You may increase planned premiums, or pay additional premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

               We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

               We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your policy exceeds the limit is referred to as the guideline premium test. The excess amount of premium will be returned to you.

               POLICY VALUES

               Policy value in a variable life insurance policy is also called the accumulation value.

               The accumulation value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the accumulation value reflects:

                  1) net premium payments made;
                  2) the amount of any partial surrenders;
                  3) any increases or decreases as a result of market
                     performance of the Sub-Accounts;
                  4) interest credited to the Fixed Account or the Loan Account;
                     and
                  5) all charges and fees deducted.

               The Separate Account value, if any, is the portion of the accumulation value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. This is also referred to as the variable accumulation value.

               A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

               1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus
               2) the liabilities of the Sub-Account at the end of the valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and
               3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

               In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

               The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

               The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. Interest is credited daily on the Fixed Account value at the greater of a rate of 0.010746% (equivalent to a compounded annual rate of 4%) or a higher rate determined by the Company.

               The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. We do not guarantee the Loan Account value. Interest is credited on the Loan Account at an effective annual rate of 4%.

               The "net" accumulation value is the accumulation value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

               We will tell you at least annually the accumulation value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.

DEATH BENEFITS

               The death benefit proceeds is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, loan interest, partial surrenders, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.

               DEATH BENEFIT OPTIONS

               Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

               1) the amount determined by the death benefit option in effect on the date of the death of the insured, less any indebtedness;
                  or
               2) a percentage of the accumulation value equal to that required by the Internal Revenue Code to maintain the policy as a life insurance policy. A schedule of these percentages is in your policy.

The following table provides more information about the death benefit options.

 OPTION                  DEATH BENEFIT PROCEEDS EQUAL TO THE                            VARIABILITY
-------------------------------------------------------------------------------------------------------------
   1      Specified amount (a minimum of $100,000)                             None; level death benefit

   2      Sum of the specified amount plus the net accumulation value as       May increase or decrease over
          of the date of the insured's death.                                  time, depending on the amount
                                                                               of premium paid and the
                                                                               investment performance of the
                                                                               underlying Sub-Accounts or the
                                                                               Fixed Account.

   3      Sum of the specified amount plus the accumulated premiums (all       Will generally increase,
          premiums paid minus the cumulative policy factor, if that            depending on the amount of
          factor is elected) up to the limit shown in the policy               premium paid.
          specifications, as of the date of the insured's death. Any premium paid that will cause the death benefit proceeds to exceed this limit will be applied to the policy, but will not increase the death benefit. The cumulative policy factor,
          normally used in business situations, is calculated as:

           a) the applicable monthly rate then used by the Internal
              Revenue Service (IRS); or
           b) an alternative monthly rate permitted by the IRS; times
           c) the specified amount divided by 1000.

               If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.

               CHANGES TO THE INITIAL SPECIFIED AMOUNT AND DEATH BENEFIT OPTIONS

               Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $100,000.

               The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

               You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. The minimum increase in specified amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.

 OPTION CHANGE                               IMPACT
--------------------------------------------------------------------------------
    1 to 2       The specified amount will be reduced by the accumulation value as of the effective date of change.

    2 to 1 The specified amount will be increased by the accumulation value as of the effective date of change.

    1 to 3       The specified amount will not change

    3 to 1       The specified amount will be increased by accumulated premiums
                 (less the cumulative policy factor if that factor is elected) as of the effective date of change.

    2 to 3 The specified amount will be increased by the accumulation value as of the effective date of change.

    3 to 2       - If the accumulation value is greater than the accumulated premium (less cumulative policy factor if that factor
                   elected), the specified amount will be reduced by the
                   accumulation value less accumulated premium (plus cumulative policy factor if that factor is elected) as of the effective date of change.
                 - If the accumulation values is less than the accumulated
                   premium (less the cumulative policy factor if elected), the specified amount will be increased by the accumulated
                   premium (less the cumulative policy factor if that factor is elected), less the accumulation value as of the effective
                   date of change.

               Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Any increase in the specified amount will increase the amount of the surrender charge applicable to your policy. Changes in specified amount do not affect the premium load as a percentage of premium.

               We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law.

               Any change is effective on the first monthly anniversary day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the changes will be effective on the first monthly anniversary day on which the accumulation value is equal to, or greater than, the monthly deduction amount.

               DEATH BENEFIT PROCEEDS

               Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

               After receipt at our Administrative Office of proof of death of the insured, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.

POLICY SURRENDERS

               You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

               The surrender value of your policy is the amount you can receive by surrendering the policy. The surrender value is the net accumulation value less any applicable surrender charge, less any accrued loan interest not yet charged.

               Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.

               At any time, you may transfer all of the Separate Account value to the Fixed Account and then surrender the policy for reduced guaranteed nonparticipating paid-up insurance. No monthly administrative fees will apply to such paid-up insurance. The amount of paid-up insurance will be that which the surrender value will purchase as a net single premium at the insured's then attained age, using the guaranteed interest and mortality basis of the original policy. The paid-up insurance will not include any additional benefits provided by rider under the original policy.

               PARTIAL SURRENDER

               You may make a partial surrender, withdrawing a portion of your policy values. You may request a partial surrender in writing or electronically, if previously authorized. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

               Partial surrenders may reduce the accumulation value and the specified amount. The amount of the partial surrender and our administrative fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.

 DEATH BENEFIT
OPTION IN EFFECT                   IMPACT OF PARTIAL SURRENDER
--------------------------------------------------------------------------------
      1            Will reduce the accumulation value and the specified amount.

      2 Will reduce the accumulation value, but not the specified amount.

      3 Will reduce the accumulated premiums, and the specified amount to the extent that the amount of the partial surrender exceeds the accumulated premiums.

               Partial surrender proceeds will generally be paid within seven days of our receipt of your request.

               We may at our discretion decline any request for a partial surrender.

POLICY LOANS

               You may borrow against the surrender value of your policy. The loan may be for any amount up to 100% of the current surrender value. However, we reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the accumulation value less surrender charge. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and accumulation value.

               The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid. Interest on policy loans accrues at an effective annual rate of 5%, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.

               The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value. Lincoln Life credits interest to the loan account value at a rate of 4% in all years, so the net cost of your policy loan is 1%.

               Your outstanding loan balance may be repaid at any time during the lifetime of the insured. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated, unless you instruct otherwise.

               If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current accumulation value less surrender charges, the policy will terminate subject to the conditions in the grace period provision, unless the No Lapse provision is in effect. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.

LAPSE AND REINSTATEMENT

               If at any time the net accumulation value is insufficient to pay the monthly deduction, unless the No Lapse provision is in effect, all policy coverage will terminate. This is referred to as policy lapse. The net accumulation value may be insufficient:

               1) because it has been exhausted by earlier deductions;

               2) as a result of poor investment performance;

               3) due to partial surrenders;

               4) due to indebtedness for policy loans; or

               5) because of a combination of any of these factors.

               If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the net accumulation value of your policy is sufficient to pay the monthly deduction amount on a monthly anniversary day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.


               If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the monthly anniversary day on which the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit payable under the terms of the policy.


               NO LAPSE PROVISION

               Your policy includes a No Lapse provision. This means that your policy will not lapse as long as you have paid the required No Lapse premium. The No Lapse premium is the cumulative premium required to maintain the No Lapse provision, preventing your policy from lapse, and is shown in the policy specifications.

               There is no difference in the calculation of policy values and death benefit between a policy that has the No Lapse provision, and a policy that does not. This is true whether or not the No Lapse provision is active and keeping the policy from lapsing.

               There is no charge for this feature. It is only available with death benefit options 1 and 2.

               There are three levels of No Lapse protection:

               1) a guarantee to insured age 100 (must be selected at time of policy application);
               2) a guarantee for the first 20 policy years; and
               3) a guarantee for the first 10 policy years.

                                                                         PROVISION WILL TERMINATE
    LEVEL                     LAPSE PROTECTION                             UPON THE EARLIEST OF
--------------------------------------------------------------------------------------------------------
Age 100           If elected, a payment of the age 100 No       1)  the age 100 premium requirement is
                  Lapse premium is due as of the date of            not met,
                  issue and each monthly anniversary day        2)  there is a change in the death
                  to guarantee the policy will not lapse            benefit option, or
                  before the insured reaches age 100. All,      3)  the insured reaches age 100.
                  or a portion of, the remaining monthly
                  premiums can be paid in advance at any        A period of at least 61 days will be
                  time.                                         granted for the age 100 No Lapse premium
                                                                if on any monthly anniversary day it is
                  As long as the sum of all premium             determined that the age 100 No Lapse
                  payments (less any indebtedness and           premium has not been met. At least 31
                  partial surrenders) is at least equal to      days before the end of that period, we
                  the sum of the age 100 no lapse premiums      will notify you of the amount of premium
                  since the date of issue, the policy will      necessary to maintain the age 100 No
                  not lapse until the insured reaches age       Lapse provision.
                  100, even if the net accumulation value
                  is insufficient to meet the monthly           Once the age 100 No Lapse provision is
                  deductions.                                   terminated, it cannot be reinstated.
                                                                However, you may still qualify for
                                                                either the 20 year or 10 year No Lapse
                                                                provision.

First 20 policy   During the first 20 years the policy          1)  a change in the death benefit
years             will not lapse, even if the net                   option,
                  accumulation value is insufficient to         2)  the insured's age 100, or
                  meet the monthly deductions, as long as       3)  the beginning of the 21st policy
                  the sum of:                                       year.

                  -  all premium payments (less any             Failure to meet the No Lapse premium
                     partial surrenders) accumulated at         requirement during the first 20 years
                     4% interest                                does not terminate the No Lapse
                                                                provision. Any premium shortfall can be
                  -  minus any indebtedness                     made up while the policy is in force or
                                                                during the policy's grace period.
                  is at least equal to the sum of the 20
                  year No Lapse premiums due since date of      Continuing to pay the 20 year No Lapse
                  issue (shown in the policy                    premium beyond the termination of the 20
                  specifications), accumulated at 4%            year No Lapse provision does not
                  interest.                                     guarantee that the policy will not
                                                                lapse. Payments must be sufficient to
                                                                cover your monthly deductions.

                                                                However, you may still qualify for the
                                                                10 year No Lapse provision.

                                                                         PROVISION WILL TERMINATE
    LEVEL                     LAPSE PROTECTION                             UPON THE EARLIEST OF
--------------------------------------------------------------------------------------------------------
First 10 policy   During the first 10 years the policy          1)  a change in the death benefit
years             will not lapse, even if the net                   option,
                  accumulation value is insufficient to         2)  the insured's age 100, or
                  meet the monthly deductions, as long as       3)  the beginning of 11th policy year.
                  the sum of:
                                                                Failure to meet the No Lapse premium
                  -  all premium payments (less any             requirement during the first 10 years
                     partial surrenders) accumulated at         does not terminate the No Lapse
                     4% interest                                provision. Any premium shortfall can be
                                                                made up while the policy is in force or
                  -  minus any indebtedness                     during the policy's grace period.

                  is at least equal to the sum of the 10        Continuing to pay the 10 year No Lapse
                  year No Lapse premiums due since date of      premium beyond the termination of the 10
                  issue (shown in the policy                    year No Lapse provision does not
                  specifications), accumulated at 4%            guarantee that the policy will not
                  interest.                                     lapse. Payments must be sufficient to
                                                                cover your monthly deductions.

               If you fail to satisfy the requirements for the age 100, 20 year and 10 year No Lapse provisions, and you have paid insufficient premium to cover your monthly deductions, the policy, after notice, and expiration of the grace period, will lapse.

               Your levels of No Lapse premiums are shown on the policy specifications pages. To determine if you are meeting the cumulative premium payment required to retain the No Lapse protection, review your most recent quarterly statement or contact our Administrative Office.

               If the No Lapse provision terminates, the premiums you must pay to keep the policy in force may be significantly higher than the No Lapse premium would have been. If you pay only the minimum premium needed to keep the No Lapse provision in force, you may be foregoing the potential for increased accumulation value that higher premium payments could provide.

               REINSTATEMENT OF A LAPSED POLICY

               If the No Lapse provision is not in effect, and your policy has lapsed, you may reinstate your policy provided:

               1) it has not been surrendered;
               2) there is an application for reinstatement in writing;
               3) satisfactory evidence of insurability of the insured is furnished to us and we agree to accept the risk;

               4) we receive a payment sufficient to keep your policy in force for at least two months; and

               5) any accrued loan interest is paid.

               The reinstated policy will be effective as of the monthly anniversary day after the date on which we approve your application for reinstatement. Surrender charges will be reinstated as of the policy year in which your policy lapsed. Your accumulation value at reinstatement will be the net premium payment then made less all monthly deductions due.

TAX ISSUES

               The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.

               TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

               TAX STATUS OF THE POLICY. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under the guideline premium test, which provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.

               The Code also recognizes a cash value accumulation test, which does not limit premiums paid, but requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. We do not apply this test to the policy.

               INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

               RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

               NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

               TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

               TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.

               POLICIES WHICH ARE MECs

               CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years.

               TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECs. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

               PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

               SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

               POLICIES WHICH ARE NOT MECs

               TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

               CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

               TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

               OTHER CONSIDERATIONS

               INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges the policy, which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

               COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

               DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

               FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

               CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

               FAIR VALUE OF YOUR POLICY


               It is sometimes necessary for tax and other reasons to determine the "value" of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair market value of the policy.


               TAX STATUS OF LINCOLN LIFE

               Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

               In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.

LEGAL PROCEEDINGS


               Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

               After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.


FINANCIAL STATEMENTS

               Financial statements of the Separate Account and financial statements of the Company are located in the SAI.

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).

                          TABLE OF CONTENTS OF THE SAI


GENERAL INFORMATION                                                            2
   Lincoln Life                                                                2
   Registration Statement                                                      2
   Changes of Investment Policy                                                2
   Principal Underwriter                                                       3
   Disaster Plan                                                               3
   Advertising                                                                 3
SERVICES                                                                       3
   Administrative Services                                                     3
   Independent Auditors                                                        3
   Accounting Services                                                         3
   Checkbook Service for Disbursements                                         4
POLICY INFORMATION                                                             4
   Case Exceptions                                                             4
   Assignment                                                                  4
   Change of Ownership                                                         4
   Beneficiary                                                                 5
   Change of Plan                                                              5
   Settlement Options                                                          5
   Deferral of Payments                                                        6
   Incontestability                                                            6
   Misstatement of Age or Gender                                               6
   Suicide                                                                     6
ADDITIONAL INFORMATION ABOUT CHARGES                                           6
   Surrender Charges                                                           6
FINANCIAL STATEMENTS                                                           7
   Company                                                                   M-1
   Separate Account                                                          S-1
PERFORMANCE DATA                                                             P-1


The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

This prospectus, the funds prospectus, and the SAI are also available on our Internet site, www.LFG.com

Lincoln Life & Annuity Flexible Premium Variable Life Account M
1933 Act Registration No. 333-84688
1940 Act Registration No. 811-08559

                                END OF PROSPECTUS

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)


                                DATED MAY 1, 2004
                  RELATING TO PROSPECTUS DATED MAY 1, 2004 FOR


                           LINCOLN VUL(DB)-II PRODUCT

   LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M, REGISTRANT

              LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK, DEPOSITOR

The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:
       Client Service Center, MVL-1
       350 Church Street
       Hartford, CT 06103-1106;
or by telephoning 1-800-444-2363, and requesting a copy of the Lincoln NY VUL(DB)-II product prospectus.

                          TABLE OF CONTENTS OF THE SAI


CONTENT                                                                     PAGE
-------                                                                     ----
GENERAL INFORMATION                                                            2
   Lincoln Life                                                                2
   Registration Statement                                                      2
   Changes of Investment Policy                                                2
   Principal Underwriter                                                       3
   Disaster Plan                                                               3
   Advertising                                                                 3
SERVICES                                                                       3
   Administrative Services                                                     3
   Independent Auditors                                                        3
   Accounting Services                                                         3
   Checkbook Service for Disbursements                                         4
POLICY INFORMATION                                                             4
   Case Exceptions                                                             4
   Assignment                                                                  4
   Change of Ownership                                                         4
   Beneficiary                                                                 5
   Change of Plan                                                              5
   Settlement Options                                                          5
   Deferral of Payments                                                        6
   Incontestability                                                            6
   Misstatement of Age or Gender                                               6
   Suicide                                                                     6
ADDITIONAL INFORMATION ABOUT CHARGES                                           6
   Surrender Charges                                                           6
FINANCIAL STATEMENTS                                                           7
   Company                                                                   M-1
   Separate Account                                                          S-1
PERFORMANCE DATA                                                             P-1

GENERAL INFORMATION

               LINCOLN LIFE

               Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our") (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance corporation engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


               Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.


               Lincoln Life is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.

               A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

               REGISTRATION STATEMENT

               A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.

               CHANGES OF INVESTMENT POLICY

               Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the Insurance Department. The Insurance Department would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.

               In the event of a material change in the investment strategy of any Sub-Account, you may transfer the amount in that Sub-Account to any other Sub-Account or the Fixed Account, without a transfer charge, even if the 24 free transfers have already been used. You must exercise this option to transfer within 60 days after the effective date of such a change in the investment strategy of the Sub-Account.

               PRINCIPAL UNDERWRITER

               Lincoln Financial Advisors Corporation ("LFA"), 1300 S. Clinton Street, Fort Wayne, IN 46802, an affiliate of Lincoln Life, is the principal underwriter for the policies, which are offered continuously. LFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies.


               DISASTER PLAN


               We have assigned full-time staff devoted to the development of business continuity plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We also conduct tests of our capabilities and plans in the event of a disaster.

               ADVERTISING


               Lincoln Life is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


SERVICES


               ADMINISTRATIVE SERVICES

               Lincoln Life & Annuity Company of New York is an affiliate of The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802, which provides administrative services for the policies. The Lincoln National Life Insurance Company receives no direct compensation for these services.

               INDEPENDENT AUDITORS

               The financial statements of the Separate Account and the financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing elsewhere in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


               ACCOUNTING SERVICES

               We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the Separate Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.

               CHECKBOOK SERVICE FOR DISBURSEMENTS

               We offer a checkbook service in which the death benefit proceeds are transferred into an interest-bearing account, in the beneficiary's name as owner of the account. Your beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the beneficiary additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.

               We also offer this same checkbook service for surrenders of your policy of $500,000 or more. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.

POLICY INFORMATION

               CASE EXCEPTIONS

               This policy is available for purchase by corporations and other groups or sponsoring organizations on a multiple-life case basis. We reserve the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, the expected persistency of the individual policies and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

               ASSIGNMENT

               While the insured is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

               Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.

               CHANGE OF OWNERSHIP

               As long as the insured is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer and subject to receipt by the Company. We may require that the policy be submitted to us for endorsement before making a change.

               BENEFICIARY

               The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

               You may change the beneficiary at any time while the insured is living, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature and subject to receipt by the Company.

               If any beneficiary dies before the insured, the beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the Company. If no named beneficiary survives the insured, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.

               CHANGE OF PLAN

               Within 18 months of the date we issue your policy, you may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and age of the insured as the original policy.

               SETTLEMENT OPTIONS

               You may elect or change a settlement option while the insured is alive. If you have not irrevocably selected a settlement option, the beneficiary may elect to change the settlement option within 90 days after the insured dies. If no settlement option is selected, the death benefit proceeds will be paid in a lump sum.

               If you assign your policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining death benefit proceeds as elected.

               Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the policy cannot be surrendered and neither the payee nor the settlement option may be changed.

               You have at least four settlement options:
               1) an annuity for the lifetime of the payee;
               2) an annuity for the lifetime of the payee, with monthly
                  payments guaranteed for 60, 120, 180, or 240 months;
               3) monthly payments for a stated number of years, at least five but no more than thirty.
               4) payment of a maximum of 3% interest annually on the sum left on deposit.

               We may offer you or your beneficiary additional settlement options in the future.

               DEFERRAL OF PAYMENTS

               Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. In the event of a deferral of a surrender, loan or payment of the death benefit proceeds beyond ten days from receipt of the request, interest will accrue and be paid as required by law. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.

               INCONTESTABILITY

               The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase.

               MISSTATEMENT OF AGE OR GENDER

               If the age or gender of the insured has been misstated, benefits will be adjusted based on the following values:
               1) the net amount at risk at the time of the insured's death;
               2) the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and gender in the policy month of death; and
               3) the accumulation value at the time of the insured's death.

               The amount of death benefit proceeds will be 1. multiplied by 2. and then the result added to 3.

               SUICIDE

               If the insured dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount.

ADDITIONAL INFORMATION ABOUT CHARGES

               SURRENDER CHARGES

               The initial maximum surrender charge is calculated as (a) plus
               (b), with that result not to exceed (c), minus (d), where
                  (a) is 1.25 times the curtate net level premium for the
                      specified amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
                  (b) is $10 per $1000 of specified amount;
                  (c) is $50 per $1000 of specified amount; and
                  (d) is the total of the per thousand charges assessed in the first two years.

               Algebraically, this formula is equivalent to Min{a+b,c} -d.

               The maximum surrender charge decreases from its initial amount during the first 15 years. In general terms, the initial maximum surrender charge is amortized in proportion to a 15 year life contingent annuity due. In formulas, the maximum surrender charge at a point in time "t" years after issue is (a) times (b), where
                  (a) is the initial maximum surrender charge; and
                  (b) is the ratio of a life contingent annuity due beginning at time t and ending 15 years after issue, divided by a life contingent annuity due beginning at issue and ending 15 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.
               The actual surrender charge may be less than the maximum surrender charge, and is included in each policy. No surrender charge is applied in the 16th policy year or beyond.

FINANCIAL STATEMENTS


               The December 31, 2003 financial statements of the Separate Account and financial statements of the Company follow.

         LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

                                                                   CONTRACT PURCHASES
                                                                   DUE FROM LINCOLN LIFE
                                                                   & ANNUITY COMPANY
SUBACCOUNT                                           INVESTMENTS   OF NEW YORK              TOTAL ASSETS
--------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                        $   282,891                $      --   $    282,891
AIM V.I. Diversified Income                              213,777                       --        213,777
AIM V.I. Growth                                          828,289                       --        828,289
AIM V.I. International Growth                             42,408                       --         42,408
AIM V.I. Premier Equity                                1,431,325                       --      1,431,325
ABVPSF Growth and Income                                 107,161                       --        107,161
ABVPSF Premier Growth                                     48,254                       --         48,254
ABVPSF Small Cap Value                                    94,794                        1         94,795
ABVPSF Technology                                          3,188                       --          3,188
American Funds Global Small Capitalization Class 2        79,068                       --         79,068
American Funds Growth Class 2                          1,100,624                        3      1,100,627
American Funds Growth -- Income Class 2                  789,595                        2        789,597
American Funds International Class 2                      90,474                        2         90,476
Baron Capital Asset                                       96,828                       --         96,828
Delaware VIPT Emerging Markets                            42,714                       --         42,714
Delaware VIPT High Yield                                 183,090                       --        183,090
Delaware VIPT Large Cap Value                             86,374                        2         86,376
Delaware VIPT REIT                                       250,158                        1        250,159
Delaware VIPT Small Cap Value                            662,232  A                    --        662,232
Delaware VIPT Trend                                      445,193                       --        445,193
Delaware VIPT U.S. Growth                                  9,969                       --          9,969
Fidelity VIP Asset Manager                               186,626                       --        186,626
Fidelity VIP Contrafund Service Class                    586,996                        2        586,998
Fidelity VIP Equity-Income                               302,153                       --        302,153
Fidelity VIP Equity-Income Service Class                 217,895                       --        217,895
Fidelity VIP Growth Service Class                        246,729                        2        246,731
Fidelity VIP Growth Opportunities Service Class           39,580                       --         39,580
Fidelity VIP High Income Service Class                    60,780                       --         60,780
Fidelity VIP Investment Grade Bond                       299,871                       --        299,871
Fidelity VIP Overseas Service Class                       41,507                       --         41,507

                                                                            MORTALITY & EXPENSE
                                                     CONTRACT REDEMPTIONS   GUARANTEE CHARGES
                                                     DUE TO LINCOLN LIFE    PAYABLE TO LINCOLN LIFE
                                                     & ANNUITY COMPANY      & ANNUITY COMPANY
SUBACCOUNT                                           OF NEW YORK            OF NEW YORK               NET ASSETS
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                   $      77                 $       6   $    282,808
AIM V.I. Diversified Income                                            --                         5        213,772
AIM V.I. Growth                                                        58                        18        828,213
AIM V.I. International Growth                                          --                         1         42,407
AIM V.I. Premier Equity                                                --                        31      1,431,294
ABVPSF Growth and Income                                               --                         2        107,159
ABVPSF Premier Growth                                                  --                         1         48,253
ABVPSF Small Cap Value                                                 --                         2         94,793
ABVPSF Technology                                                      --                        --          3,188
American Funds Global Small Capitalization Class 2                     --                         2         79,066
American Funds Growth Class 2                                          --                        24      1,100,603
American Funds Growth -- Income Class 2                                --                        17        789,580
American Funds International Class 2                                   --                         2         90,474
Baron Capital Asset                                                    --                         2         96,826
Delaware VIPT Emerging Markets                                         --                         1         42,713
Delaware VIPT High Yield                                               --                         4        183,086
Delaware VIPT Large Cap Value                                          --                         2         86,374
Delaware VIPT REIT                                                     --                         5        250,154
Delaware VIPT Small Cap Value                                          --                        14        662,218
Delaware VIPT Trend                                                    94                        10        445,089
Delaware VIPT U.S. Growth                                              --                        --          9,969
Fidelity VIP Asset Manager                                             --                         4        186,622
Fidelity VIP Contrafund Service Class                                  --                        12        586,986
Fidelity VIP Equity-Income                                             --                         7        302,146
Fidelity VIP Equity-Income Service Class                               --                         5        217,890
Fidelity VIP Growth Service Class                                      --                         5        246,726
Fidelity VIP Growth Opportunities Service Class                        --                         1         39,579
Fidelity VIP High Income Service Class                                 --                         1         60,779
Fidelity VIP Investment Grade Bond                                     --                         7        299,864
Fidelity VIP Overseas Service Class                                    --                         1         41,506

See accompanying notes

                                                                   CONTRACT PURCHASES
                                                                   DUE FROM LINCOLN LIFE
                                                                   & ANNUITY COMPANY
SUBACCOUNT                                           INVESTMENTS   OF NEW YORK              TOTAL ASSETS
--------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap                            $    75,774                $      --   $     75,774
FTVIPT Templeton Foreign Securities                      222,769                       --        222,769
FTVIPT Templeton Foreign Securities Class 2               77,165                       --         77,165
FTVIPT Templeton Global Asset Allocation                  31,551                       --         31,551
FTVIPT Templeton Growth Securities                       131,102                       --        131,102
FTVIPT Templeton Growth Securities Class 2                37,777                       --         37,777
Janus Aspen Series Balanced                              323,491                       --        323,491
Janus Aspen Series Balanced Service Shares               166,653                       --        166,653
Janus Aspen Series Global Technology Service Shares       27,325                       --         27,325
Janus Aspen Series Mid Cap Growth Service Shares          36,756                       --         36,756
Janus Aspen Series Worldwide Growth                      286,852                       --        286,852
Janus Aspen Series Worldwide Growth Service Shares        70,895                       --         70,895
Lincoln VIPT Bond                                      1,126,993                       --      1,126,993
Lincoln VIPT Capital Appreciation                         21,209                       --         21,209
Lincoln VIPT Equity-Income                                17,376                       --         17,376
Lincoln VIPT Global Asset Allocation                      39,653                       --         39,653
Lincoln VIPT International                                17,396                       --         17,396
Lincoln VIPT Money Market                              5,540,562                       --      5,540,562
Lincoln VIPT Social Awareness                              9,544                       --          9,544
MFS VIT Capital Opportunities                                774                       --            774
MFS VIT Emerging Growth                                  427,305                       --        427,305
MFS VIT Total Return                                     653,253                       --        653,253
MFS VIT Utilities                                        405,348                       --        405,348
NB AMT Mid-Cap Growth                                    377,625                        1        377,626
NB AMT Partners                                           89,788                       --         89,788
NB AMT Regency                                            16,610                       --         16,610
OCC Accumulation Global Equity                            89,555                       --         89,555
OCC Accumulation Managed                                  56,382                       --         56,382
Putnam VT Growth & Income Class IB                        49,449                       --         49,449
Putnam VT Health Sciences Class IB                        33,329                       --         33,329
Scudder VIT EAFE Equity Index                             89,911                       --         89,911
Scudder VIT Equity 500 Index                           1,434,042                       --      1,434,042
Scudder VIT Small Cap Index                              250,584                       --        250,584

                                                                            MORTALITY & EXPENSE
                                                     CONTRACT REDEMPTIONS   GUARANTEE CHARGES
                                                     DUE TO LINCOLN LIFE    PAYABLE TO LINCOLN LIFE
                                                     & ANNUITY COMPANY      & ANNUITY COMPANY
SUBACCOUNT                                           OF NEW YORK            OF NEW YORK               NET ASSETS
-------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap                                       $      --                 $       2   $     75,772
FTVIPT Templeton Foreign Securities                                    --                         5        222,764
FTVIPT Templeton Foreign Securities Class 2                            --                         2         77,163
FTVIPT Templeton Global Asset Allocation                               --                         1         31,550
FTVIPT Templeton Growth Securities                                    125                         3        130,974
FTVIPT Templeton Growth Securities Class 2                             --                         1         37,776
Janus Aspen Series Balanced                                            --                         7        323,484
Janus Aspen Series Balanced Service Shares                             --                         4        166,649
Janus Aspen Series Global Technology Service Shares                    --                         1         27,324
Janus Aspen Series Mid Cap Growth Service Shares                       --                         1         36,755
Janus Aspen Series Worldwide Growth                                    --                         6        286,846
Janus Aspen Series Worldwide Growth Service Shares                     --                         2         70,893
Lincoln VIPT Bond                                                      --                        24      1,126,969
Lincoln VIPT Capital Appreciation                                      --                        --         21,209
Lincoln VIPT Equity-Income                                             --                        --         17,376
Lincoln VIPT Global Asset Allocation                                   --                         1         39,652
Lincoln VIPT International                                             --                        --         17,396
Lincoln VIPT Money Market                                              --                       119      5,540,443
Lincoln VIPT Social Awareness                                          --                        --          9,544
MFS VIT Capital Opportunities                                          --                        --            774
MFS VIT Emerging Growth                                                61                         9        427,235
MFS VIT Total Return                                                   --                        14        653,239
MFS VIT Utilities                                                      --                         9        405,339
NB AMT Mid-Cap Growth                                                  --                         8        377,618
NB AMT Partners                                                        --                         2         89,786
NB AMT Regency                                                         --                        --         16,610
OCC Accumulation Global Equity                                         --                         2         89,553
OCC Accumulation Managed                                               --                         1         56,381
Putnam VT Growth & Income Class IB                                     --                         1         49,448
Putnam VT Health Sciences Class IB                                     --                         1         33,328
Scudder VIT EAFE Equity Index                                          --                         2         89,909
Scudder VIT Equity 500 Index                                           --                        31      1,434,011
Scudder VIT Small Cap Index                                            --                         5        250,579

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2003

                                                         DIVIDENDS     MORTALITY AND    NET
                                                         FROM          EXPENSE          INVESTMENT     NET REALIZED
                                                         INVESTMENT    GUARANTEE        INCOME         GAIN (LOSS)
SUBACCOUNT                                               INCOME        CHARGES          (LOSS)         ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                            $        --   $      (1,831)   $     (1,831)  $      (15,686)
AIM V.I. Diversified Income                                   12,836          (1,561)         11,275           (4,243)
AIM V.I. Growth                                                   --          (5,355)         (5,355)         (79,909)
AIM V.I. International Growth                                    192            (311)           (119)           6,365
AIM V.I. Premier Equity                                        3,890          (9,643)         (5,753)         (78,841)
ABVPSF Growth and Income                                         667            (519)            148              377
ABVPSF Premier Growth                                             --            (303)           (303)             254
ABVPSF Small Cap Value                                           387            (494)           (107)           1,116
ABVPSF Technology                                                 --             (64)            (64)           3,799
American Funds Global Small Capitalization Class 2               358            (468)           (110)            (138)
American Funds Growth Class 2                                    969          (6,277)         (5,308)          (7,332)
American Funds Growth -- Income Class 2                        6,683          (4,521)          2,162           (5,241)
American Funds International Class 2                             714            (249)            465              404
Baron Capital Asset                                               --            (604)           (604)          (1,636)
Delaware VIPT Emerging Markets                                 1,147            (322)            825            5,138
Delaware VIPT High Yield                                       9,692          (1,143)          8,549            1,078
Delaware VIPT Large Cap Value                                    192            (344)           (152)             205
Delaware VIPT REIT                                             5,438          (1,616)          3,822            6,196
Delaware VIPT Small Cap Value                                  1,696          (3,884)         (2,188)           3,442
Delaware VIPT Trend                                               --          (2,901)         (2,901)         (12,925)
Delaware VIPT U.S. Growth                                          8             (32)            (24)              57
Fidelity VIP Asset Manager                                     4,909          (1,256)          3,653           (2,120)
Fidelity VIP Contrafund Service Class                          1,821          (3,842)         (2,021)           1,136
Fidelity VIP Equity-Income                                     4,617          (2,031)          2,586          (11,277)
Fidelity VIP Equity-Income Service Class                       1,760          (1,051)            709              628
Fidelity VIP Growth Service Class                                282          (1,386)         (1,104)          (2,913)
Fidelity VIP Growth Opportunities Service Class                  171            (218)            (47)            (453)
Fidelity VIP High Income Service Class                         3,781            (407)          3,374              391
Fidelity VIP Investment Grade Bond                            10,968          (2,311)          8,657            5,807
Fidelity VIP Overseas Service Class                              198            (220)            (22)             (39)
FTVIPT Franklin Small Cap                                         --            (392)           (392)             357
FTVIPT Templeton Foreign Securities                            3,209          (1,378)          1,831          (18,009)
FTVIPT Templeton Foreign Securities Class 2                    1,182            (528)            654           (8,134)
FTVIPT Templeton Global Asset Allocation                         882            (236)            646             (472)
FTVIPT Templeton Growth Securities                             1,549            (749)            800           (1,219)
FTVIPT Templeton Growth Securities Class 2                       478            (253)            225           (6,530)

                                                     DIVIDENDS                            NET CHANGE         NET INCREASE
                                                     FROM                                 IN UNREALIZED      (DECREASE)
                                                     NET REALIZED      NET REALIZED       APPRECIATION       IN NET ASSETS
                                                     GAIN ON           GAIN (LOSS)        OR DEPRECIATION    RESULTING
SUBACCOUNT                                           INVESTMENTS       ON INVESTMENTS     ON INVESTMENTS     FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                        $         --      $      (15,686)    $        76,788    $        59,271
AIM V.I. Diversified Income                                    --              (4,243)              6,406             13,438
AIM V.I. Growth                                                --             (79,909)            271,206            185,942
AIM V.I. International Growth                                  --               6,365              10,794             17,040
AIM V.I. Premier Equity                                        --             (78,841)            355,810            271,216
ABVPSF Growth and Income                                       --                 377              18,737             19,262
ABVPSF Premier Growth                                          --                 254               8,245              8,196
ABVPSF Small Cap Value                                        923               2,039              23,286             25,218
ABVPSF Technology                                              --               3,799                 197              3,932
American Funds Global Small Capitalization Class 2             --                (138)             26,865             26,617
American Funds Growth Class 2                                  --              (7,332)            262,741            250,101
American Funds Growth -- Income Class 2                        --              (5,241)            168,874            165,795
American Funds International Class 2                           --                 404              10,995             11,864
Baron Capital Asset                                            --              (1,636)             21,675             19,435
Delaware VIPT Emerging Markets                                 --               5,138              16,613             22,576
Delaware VIPT High Yield                                       --               1,078              23,348             32,975
Delaware VIPT Large Cap Value                                  --                 205              11,232             11,285
Delaware VIPT REIT                                          1,669               7,865              49,248             60,935
Delaware VIPT Small Cap Value                                  --               3,442             174,475            175,729
Delaware VIPT Trend                                            --             (12,925)            127,504            111,678
Delaware VIPT U.S. Growth                                      --                  57                 921                954
Fidelity VIP Asset Manager                                     --              (2,120)             21,653             23,186
Fidelity VIP Contrafund Service Class                          --               1,136             126,956            126,071
Fidelity VIP Equity-Income                                     --             (11,277)             76,116             67,425
Fidelity VIP Equity-Income Service Class                       --                 628              42,698             44,035
Fidelity VIP Growth Service Class                              --              (2,913)             54,049             50,032
Fidelity VIP Growth Opportunities Service Class                --                (453)              8,079              7,579
Fidelity VIP High Income Service Class                         --                 391               8,537             12,302
Fidelity VIP Investment Grade Bond                          3,859               9,666              (6,599)            11,724
Fidelity VIP Overseas Service Class                            --                 (39)             11,218             11,157
FTVIPT Franklin Small Cap                                      --                 357              18,280             18,245
FTVIPT Templeton Foreign Securities                            --             (18,009)             65,415             49,237
FTVIPT Templeton Foreign Securities Class 2                    --              (8,134)             28,471             20,991
FTVIPT Templeton Global Asset Allocation                       --                (472)              7,991              8,165
FTVIPT Templeton Growth Securities                             --              (1,219)             28,875             28,456
FTVIPT Templeton Growth Securities Class 2                     --              (6,530)             15,091              8,786

See accompanying notes.

                                                         DIVIDENDS     MORTALITY AND    NET
                                                         FROM          EXPENSE          INVESTMENT     NET REALIZED
                                                         INVESTMENT    GUARANTEE        INCOME         GAIN (LOSS)
SUBACCOUNT                                               INCOME        CHARGES          (LOSS)         ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                              $     6,795   $      (2,364)   $      4,431   $       (3,353)
Janus Aspen Series Balanced Service Shares                     2,162            (868)          1,294             (386)
Janus Aspen Series Global Technology Service Shares               --            (162)           (162)          (1,939)
Janus Aspen Series Mid Cap Growth Service Shares                  --            (203)           (203)              39
Janus Aspen Series Worldwide Growth                            2,705          (1,790)            915           (7,277)
Janus Aspen Series Worldwide Growth Service Shares               498            (475)             23           (1,613)
Lincoln VIPT Bond                                             44,369          (8,196)         36,173           11,464
Lincoln VIPT Capital Appreciation                                 --            (103)           (103)            (283)
Lincoln VIPT Equity-Income                                       144             (99)             45              (68)
Lincoln VIPT Global Asset Allocation                             999            (241)            758              (43)
Lincoln VIPT International                                       247             (91)            156               92
Lincoln VIPT Money Market                                     36,044         (42,246)         (6,202)              --
Lincoln VIPT Social Awareness                                     74             (58)             16                6
MFS VIT Capital Opportunities                                      1              (4)             (3)              (5)
MFS VIT Emerging Growth                                           --          (2,860)         (2,860)         (53,038)
MFS VIT Total Return                                           7,870          (3,793)          4,077             (118)
MFS VIT Utilities                                              7,249          (2,567)          4,682          (14,241)
NB AMT Mid-Cap Growth                                             --          (2,467)         (2,467)          (9,267)
NB AMT Partners                                                   --            (544)           (544)            (542)
NB AMT Regency                                                    --             (54)            (54)             113
OCC Accumulation Global Equity                                   534            (644)           (110)          (9,193)
OCC Accumulation Managed                                         823            (364)            459           (1,021)
Putnam VT Growth & Income Class IB                               479            (307)            172              146
Putnam VT Health Sciences Class IB                               134            (202)            (68)             202
Scudder VIT EAFE Equity Index                                  2,524            (480)          2,044            4,076
Scudder VIT Equity 500 Index                                  12,094          (8,481)          3,613          (27,943)
Scudder VIT Small Cap Index                                    1,963          (1,555)            408             (260)

                                                     DIVIDENDS                            NET CHANGE         NET INCREASE
                                                     FROM                                 IN UNREALIZED      (DECREASE)
                                                     NET REALIZED      NET REALIZED       APPRECIATION       IN NET ASSETS
                                                     GAIN ON           GAIN (LOSS)        OR DEPRECIATION    RESULTING
SUBACCOUNT                                           INVESTMENTS       ON INVESTMENTS     ON INVESTMENTS     FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                          $         --      $        (3,353)   $        37,785    $        38,863
Janus Aspen Series Balanced Service Shares                     --                 (386)            13,267             14,175
Janus Aspen Series Global Technology Service Shares            --               (1,939)            10,142              8,041
Janus Aspen Series Mid Cap Growth Service Shares               --                   39              7,752              7,588
Janus Aspen Series Worldwide Growth                            --               (7,277)            58,533             52,171
Janus Aspen Series Worldwide Growth Service Shares             --               (1,613)            13,605             12,015
Lincoln VIPT Bond                                           9,407               20,871              6,064             63,108
Lincoln VIPT Capital Appreciation                              --                 (283)             4,203              3,817
Lincoln VIPT Equity-Income                                     --                  (68)             3,885              3,862
Lincoln VIPT Global Asset Allocation                           --                  (43)             5,174              5,889
Lincoln VIPT International                                     --                   92              3,592              3,840
Lincoln VIPT Money Market                                      --                   --                 --             (6,202)
Lincoln VIPT Social Awareness                                  --                    6              2,138              2,160
MFS VIT Capital Opportunities                                  --                   (5)               111                103
MFS VIT Emerging Growth                                        --              (53,038)           148,049             92,151
MFS VIT Total Return                                           --                 (118)            69,529             73,488
MFS VIT Utilities                                              --              (14,241)           108,343             98,784
NB AMT Mid-Cap Growth                                          --               (9,267)            88,881             77,147
NB AMT Partners                                                --                 (542)            22,571             21,485
NB AMT Regency                                                 --                  113              2,765              2,824
OCC Accumulation Global Equity                                 --               (9,193)            30,687             21,384
OCC Accumulation Managed                                       --               (1,021)             9,366              8,804
Putnam VT Growth & Income Class IB                             --                  146              8,956              9,274
Putnam VT Health Sciences Class IB                             --                  202              4,145              4,279
Scudder VIT EAFE Equity Index                                  --                4,076             13,451             19,571
Scudder VIT Equity 500 Index                                   --              (27,943)           292,066            267,736
Scudder VIT Small Cap Index                                    --                 (260)            79,967             80,115

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2002 AND 2003

                                                          AIM              AIM                               AIM
                                                          V.I.             V.I.             AIM              V.I.
                                                          CAPITAL          DIVERSIFIED      V.I.             INTERNATIONAL
                                                          APPRECIATION     INCOME           GROWTH           GROWTH
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $      225,282   $      156,579   $      650,296   $       15,377
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (1,644)          12,997           (4,417)             (10)
  - Net realized gain (loss) on investments                      (30,170)          (2,384)        (105,503)          (1,194)
  - Net change in unrealized appreciation or
      depreciation on investments                                (26,725)          (7,379)        (104,112)          (3,468)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    (58,539)           3,234         (214,032)          (4,672)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                        100,432           66,317          442,623           25,147
  - Participant withdrawals                                      (67,167)         (40,310)        (193,788)          (8,290)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              33,265           26,007          248,835           16,857
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (25,274)          29,241           34,803           12,185
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                  200,008          185,820          685,099           27,562
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (1,831)          11,275           (5,355)            (119)
  - Net realized gain (loss) on investments                      (15,686)          (4,243)         (79,909)           6,365
  - Net change in unrealized appreciation or
      depreciation on investments                                 76,788            6,406          271,206           10,794
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     59,271           13,438          185,942           17,040
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         61,833           65,386          244,244           13,584
  - Participant withdrawals                                      (38,304)         (50,872)        (287,072)         (15,779)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              23,529           14,514          (42,828)          (2,195)
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           82,800           27,952          143,114           14,845
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $      282,808   $      213,772   $      828,213   $       42,407
                                                          ==============   ==============   ==============   ==============

                                                          AIM              ABVPSF
                                                          V.I.             GROWTH           ABVPSF           ABVPSF
                                                          PREMIER          AND              PREMIER          SMALL CAP
                                                          EQUITY           INCOME           GROWTH           VALUE
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $    1,190,744   $          887   $        3,013   $          965
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (4,962)            (114)             (94)             (49)
  - Net realized gain (loss) on investments                     (111,168)            (768)             (52)             (58)
  - Net change in unrealized appreciation or
      depreciation on investments                               (331,398)          (2,635)            (397)           1,114
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                   (447,528)          (3,517)            (543)           1,007
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                        747,617           54,651           34,604           28,409
  - Participant withdrawals                                     (372,204)          (6,045)          (3,609)          (4,296)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                             375,413           48,606           30,995           24,113
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (72,115)          45,089           30,452           25,120
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                1,118,629           45,976           33,465           26,085
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (5,753)             148             (303)            (107)
  - Net realized gain (loss) on investments                      (78,841)             377              254            2,039
  - Net change in unrealized appreciation or
      depreciation on investments                                355,810           18,737            8,245           23,286
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    271,216           19,262            8,196           25,218
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                        352,749           51,216           10,044           52,279
  - Participant withdrawals                                     (311,300)          (9,295)          (3,452)          (8,789)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              41,449           41,921            6,592           43,490
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          312,665           61,183           14,788           68,708
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $    1,431,294   $      107,159   $       48,253   $       94,793
                                                          ==============   ==============   ==============   ==============

See accompanying notes.

                                                                           AMERICAN
                                                                           FUNDS                             AMERICAN
                                                                           GLOBAL SMALL     AMERICAN         FUNDS GROWTH-
                                                          ABVPSF           CAPITALIZATION   FUNDS GROWTH     INCOME
                                                          TECHNOLOGY       CLASS 2          CLASS 2          CLASS 2
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $          981   $       36,092   $      319,827   $      304,088
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      (7)             (16)          (3,347)           1,051
  - Net realized gain (loss) on investments                         (505)          (1,111)         (10,257)         (17,496)
  - Net change in unrealized appreciation or
      depreciation on investments                                   (138)          (9,033)        (115,888)         (70,008)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       (650)         (10,160)        (129,492)         (86,453)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                            990           27,873          446,871          264,981
  - Participant withdrawals                                       (1,321)         (10,132)         (99,324)         (89,224)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                (331)          17,741          347,547          175,757
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (981)           7,581          218,055           89,304
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                       --           43,673          537,882          393,392
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                     (64)            (110)          (5,308)           2,162
  - Net realized gain (loss) on investments                        3,799             (138)          (7,332)          (5,241)
  - Net change in unrealized appreciation or
      depreciation on investments                                    197           26,865          262,741          168,874
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      3,932           26,617          250,101          165,795
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                          2,899           18,281          438,960          310,360
  - Participant withdrawals                                       (3,643)          (9,505)        (126,340)         (79,967)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                (744)           8,776          312,620          230,393
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            3,188           35,393          562,721          396,188
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $        3,188   $       79,066   $    1,100,603   $      789,580
                                                          ==============   ==============   ==============   ==============

                                                          AMERICAN                                           DELAWARE
                                                          FUNDS            BARON            DELAWARE         VIPT
                                                          INTERNATIONAL    CAPITAL          VIPT             EMERGING
                                                          CLASS 2          ASSET            DEVON            MARKETS
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $          925   $       55,506   $        1,352   $       28,870
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      79             (514)               4              725
  - Net realized gain (loss) on investments                         (199)             (75)            (499)            (643)
  - Net change in unrealized appreciation or
      depreciation on investments                                    (81)         (10,109)             228              769
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       (201)         (10,698)            (267)             851
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         14,226           46,769               --           25,235
  - Participant withdrawals                                       (3,118)         (14,376)          (1,085)         (16,329)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              11,108           32,393           (1,085)           8,906
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           10,907           21,695           (1,352)           9,757
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                   11,832           77,201               --           38,627
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                     465             (604)              --              825
  - Net realized gain (loss) on investments                          404           (1,636)              --            5,138
  - Net change in unrealized appreciation or
      depreciation on investments                                 10,995           21,675               --           16,613
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     11,864           19,435               --           22,576
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         73,726           31,211               --           11,544
  - Participant withdrawals                                       (6,948)         (31,021)              --          (30,034)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              66,778              190               --          (18,490)
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           78,642           19,625               --            4,086
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $       90,474   $       96,826   $           --   $       42,713
                                                          ==============   ==============   ==============   ==============

See accompanying notes.

                                                                           DELAWARE                          DELAWARE
                                                          DELAWARE         VIPT             DELAWARE         VIPT
                                                          VIPT             LARGE            VIPT             SMALL
                                                          HIGH YIELD       CAP VALUE        REIT             CAP VALUE
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $       45,910   $          906   $       72,049   $      153,584
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   4,484                9            1,403           (1,129)
  - Net realized gain (loss) on investments                       (1,207)            (203)           2,183            2,974
  - Net change in unrealized appreciation or
      depreciation on investments                                 (1,218)             259           (1,434)         (39,345)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      2,059               65            2,152          (37,500)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         41,953            8,242          122,657          330,302
  - Participant withdrawals                                       (9,390)          (1,913)         (30,152)         (58,531)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              32,563            6,329           92,505          271,771
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           34,622            6,394           94,657          234,271
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                   80,532            7,300          166,706          387,855
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   8,549             (152)           3,822           (2,188)
  - Net realized gain (loss) on investments                        1,078              205            7,865            3,442
  - Net change in unrealized appreciation or
      depreciation on investments                                 23,348           11,232           49,248          174,475
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     32,975           11,285           60,935          175,729
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         89,257           72,344           50,485          163,412
  - Participant withdrawals                                      (19,678)          (4,555)         (27,972)         (64,778)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              69,579           67,789           22,513           98,634
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          102,554           79,074           83,448          274,363
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $      183,086   $       86,374   $      250,154   $      662,218
                                                          ==============   ==============   ==============   ==============

                                                                           DELAWARE         FIDELITY         FIDELITY
                                                          DELAWARE         VIPT             VIP              VIP
                                                          VIPT             U.S.             ASSET            CONTRAFUND
                                                          TREND            GROWTH           MANAGER          SERVICE CLASS
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $      274,747   $          913   $      119,131   $      240,586
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (2,603)              (2)           3,236             (286)
  - Net realized gain (loss) on investments                      (14,729)            (384)          (3,718)          (2,278)
  - Net change in unrealized appreciation or
      depreciation on investments                                (62,310)            (171)         (12,313)         (38,079)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    (79,642)            (557)         (12,795)         (40,643)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                        221,229            3,058           46,810          330,938
  - Participant withdrawals                                      (82,892)          (1,577)         (21,808)        (104,518)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                             138,337            1,481           25,002          226,420
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           58,695              924           12,207          185,777
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                  333,442            1,837          131,338          426,363
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (2,901)             (24)           3,653           (2,021)
  - Net realized gain (loss) on investments                      (12,925)              57           (2,120)           1,136
  - Net change in unrealized appreciation or
      depreciation on investments                                127,504              921           21,653          126,956
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    111,678              954           23,186          126,071
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                        102,986            8,081           49,184          151,638
  - Participant withdrawals                                     (103,017)            (903)         (17,086)        (117,086)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                 (31)           7,178           32,098           34,552
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          111,647            8,132           55,284          160,623
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $      445,089   $        9,969   $      186,622   $      586,986
                                                          ==============   ==============   ==============   ==============

See accompanying notes.

                                                                           FIDELITY                          FIDELITY
                                                          FIDELITY         VIP              FIDELITY         VIP
                                                          VIP              EQUITY-          VIP              GROWTH
                                                          EQUITY-          INCOME           GROWTH           OPPORTUNITIES
                                                          INCOME           SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $      301,861   $          908   $       54,859   $       23,770
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   2,828              (88)            (599)              23
  - Net realized gain (loss) on investments                       (3,828)            (437)          (3,325)          (1,182)
  - Net change in unrealized appreciation or
      depreciation on investments                                (43,148)             (52)         (30,938)          (4,828)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    (44,148)            (577)         (34,862)          (5,987)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         89,945           55,018          131,596           14,257
  - Participant withdrawals                                     (110,950)          (4,291)         (25,276)          (7,246)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                             (21,005)          50,727          106,320            7,011
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (65,153)          50,150           71,458            1,024
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                  236,708           51,058          126,317           24,794
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   2,586              709           (1,104)             (47)
  - Net realized gain (loss) on investments                      (11,277)             628           (2,913)            (453)
  - Net change in unrealized appreciation or
      depreciation on investments                                 76,116           42,698           54,049            8,079
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     67,425           44,035           50,032            7,579
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         71,492          134,804           96,600           13,445
  - Participant withdrawals                                      (73,479)         (12,007)         (26,223)          (6,239)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              (1,987)         122,797           70,377            7,206
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           65,438          166,832          120,409           14,785
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $      302,146   $      217,890   $      246,726   $       39,579
                                                          ==============   ==============   ==============   ==============

                                                          FIDELITY
                                                          VIP              FIDELITY         FIDELITY
                                                          HIGH             VIP              VIP              FTVIPT
                                                          INCOME           INVESTMENT       OVERSEAS         FRANKLIN
                                                          SERVICE CLASS    GRADE BOND       SERVICE CLASS    SMALL CAP
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $       34,352   $      231,915   $          910   $          958
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   3,708            7,371              (38)             (41)
  - Net realized gain (loss) on investments                         (815)           4,534             (135)            (667)
  - Net change in unrealized appreciation or
      depreciation on investments                                 (1,798)          12,633              258           (3,292)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      1,095           24,538               85           (4,000)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         21,014           87,296           24,864           21,578
  - Participant withdrawals                                      (10,746)         (63,480)          (3,701)          (3,194)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              10,268           23,816           21,163           18,384
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           11,363           48,354           21,248           14,384
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                   45,715          280,269           22,158           15,342
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   3,374            8,657              (22)            (392)
  - Net realized gain (loss) on investments                          391            9,666              (39)             357
  - Net change in unrealized appreciation or
      depreciation on investments                                  8,537           (6,599)          11,218           18,280
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     12,302           11,724           11,157           18,245
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         13,195          117,704           10,672           48,994
  - Participant withdrawals                                      (10,433)        (109,833)          (2,481)          (6,809)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                               2,762            7,871            8,191           42,185
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           15,064           19,595           19,348           60,430
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $       60,779   $      299,864   $       41,506   $       75,772
                                                          ==============   ==============   ==============   ==============

See accompanying notes.

                                                                           FTVIPT
                                                          FTVIPT           TEMPLETON        FTVIPT           FTVIPT
                                                          TEMPLETON        FOREIGN          TEMPLETON        TEMPLETON
                                                          FOREIGN          SECURITIES       GLOBAL ASSET     GROWTH
                                                          SECURITIES       CLASS 2          ALLOCATION       SECURITIES
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $      183,459   $       55,786   $       24,816   $       53,996
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   1,544              473              341              967
  - Net realized gain (loss) on investments                      (19,733)          (2,770)          (1,702)          (1,441)
  - Net change in unrealized appreciation or
      depreciation on investments                                (15,055)         (10,110)            (313)         (11,073)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    (33,244)         (12,407)          (1,674)         (11,547)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         61,293           26,281            9,883           45,846
  - Participant withdrawals                                      (52,497)         (13,933)          (6,287)         (13,474)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                               8,796           12,348            3,596           32,372
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (24,448)             (59)           1,922           20,825
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                  159,011           55,727           26,738           74,821
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   1,831              654              646              800
  - Net realized gain (loss) on investments                      (18,009)          (8,134)            (472)          (1,219)
  - Net change in unrealized appreciation or
      depreciation on investments                                 65,415           28,471            7,991           28,875
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     49,237           20,991            8,165           28,456
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         48,802           20,112            6,479           41,099
  - Participant withdrawals                                      (34,286)         (19,667)          (9,832)         (13,402)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              14,516              445           (3,353)          27,697
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           63,753           21,436            4,812           56,153
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $      222,764   $       77,163   $       31,550   $      130,974
                                                          ==============   ==============   ==============   ==============

                                                                                            JANUS            JANUS
                                                          FTVIPT                            ASPEN            ASPEN
                                                          TEMPLETON        JANUS            SERIES           SERIES
                                                          GROWTH           ASPEN            BALANCED         GLOBAL
                                                          SECURITIES       SERIES           SERVICE          TECHNOLOGY
                                                          CLASS 2          BALANCED         SHARES           SERVICE SHARES
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $       46,948   $      237,540   $        2,958   $       59,639
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                     664            5,567              292             (248)
  - Net realized gain (loss) on investments                          111           (3,765)            (315)         (28,267)
  - Net change in unrealized appreciation or
      depreciation on investments                                (10,024)         (27,183)          (1,281)           8,084
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     (9,249)         (25,381)          (1,304)         (20,431)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                          7,441          159,335           31,439            8,490
  - Participant withdrawals                                       (4,742)         (70,894)          (6,932)         (31,410)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                               2,699           88,441           24,507          (22,920)
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (6,550)          63,060           23,203          (43,351)
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                   40,398          300,600           26,161           16,288
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                     225            4,431            1,294             (162)
  - Net realized gain (loss) on investments                       (6,530)          (3,353)            (386)          (1,939)
  - Net change in unrealized appreciation or
      depreciation on investments                                 15,091           37,785           13,267           10,142
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      8,786           38,863           14,175            8,041
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                          7,125           51,154          141,545            9,476
  - Participant withdrawals                                      (18,533)         (67,133)         (15,232)          (6,481)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                             (11,408)         (15,979)         126,313            2,995
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (2,622)          22,884          140,488           11,036
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $       37,776   $      323,484   $      166,649   $       27,324
                                                          ==============   ==============   ==============   ==============

See accompanying notes.

                                                          JANUS                             JANUS
                                                          ASPEN            JANUS            ASPEN
                                                          SERIES           ASPEN            SERIES           LINCOLN
                                                          MID CAP          SERIES           WORLDWIDE        VIPT
                                                          GROWTH           WORLDWIDE        GROWTH           AGGRESSIVE
                                                          SERVICE SHARES   GROWTH           SERVICE SHARES   GROWTH
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $        2,994   $      254,425   $        2,069   $          956
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                     (73)             449              (21)              (7)
  - Net realized gain (loss) on investments                         (527)         (13,742)            (725)            (336)
  - Net change in unrealized appreciation or
      depreciation on investments                                 (2,532)         (59,738)          (8,370)            (112)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     (3,132)         (73,031)          (9,116)            (455)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         18,871          109,044           58,077              990
  - Participant withdrawals                                       (3,619)         (68,664)          (6,741)          (1,491)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              15,252           40,380           51,336             (501)
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           12,120          (32,651)          42,220             (956)
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                   15,114          221,774           44,289               --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                    (203)             915               23               --
  - Net realized gain (loss) on investments                           39           (7,277)          (1,613)              --
  - Net change in unrealized appreciation or
      depreciation on investments                                  7,752           58,533           13,605               --
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      7,588           52,171           12,015               --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         18,655           62,280           27,962               --
  - Participant withdrawals                                       (4,602)         (49,379)         (13,373)              --
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              14,053           12,901           14,589               --
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           21,641           65,072           26,604               --
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $       36,755   $      286,846   $       70,893   $           --
                                                          ==============   ==============   ==============   ==============

                                                                                                             LINCOLN
                                                                           LINCOLN          LINCOLN          VIPT
                                                          LINCOLN          VIPT             VIPT             GLOBAL
                                                          VIPT             CAPITAL          EQUITY-          ASSET
                                                          BOND             APPRECIATION     INCOME           ALLOCATION
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $      332,995   $        5,689   $        9,801   $       25,569
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  29,790              (70)              37              185
  - Net realized gain (loss) on investments                        3,398             (744)            (390)            (211)
  - Net change in unrealized appreciation or
      depreciation on investments                                 29,754           (2,372)          (1,539)          (3,491)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     62,942           (3,186)          (1,892)          (3,517)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                        657,831           10,521            5,095           10,610
  - Participant withdrawals                                     (140,613)          (2,435)          (3,092)          (3,375)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                             517,218            8,086            2,003            7,235
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          580,160            4,900              111            3,718
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                  913,155           10,589            9,912           29,287
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  36,173             (103)              45              758
  - Net realized gain (loss) on investments                       20,871             (283)             (68)             (43)
  - Net change in unrealized appreciation or
      depreciation on investments                                  6,064            4,203            3,885            5,174
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     63,108            3,817            3,862            5,889
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                        353,454            8,026            6,003            5,863
  - Participant withdrawals                                     (202,748)          (1,223)          (2,401)          (1,387)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                             150,706            6,803            3,602            4,476
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          213,814           10,620            7,464           10,365
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $    1,126,969   $       21,209   $       17,376   $       39,652
                                                          ==============   ==============   ==============   ==============

See accompanying notes.

                                                                           LINCOLN          LINCOLN
                                                          LINCOLN          VIPT             VIPT             MFS VIT
                                                          VIPT             MONEY            SOCIAL           CAPITAL
                                                          INTERNATIONAL    MARKET           AWARENESS        OPPORTUNITIES
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $          887   $    2,478,824   $        5,590   $          929
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      87           19,119                6               (7)
  - Net realized gain (loss) on investments                         (217)              --           (1,745)            (358)
  - Net change in unrealized appreciation or
      depreciation on investments                                   (740)              --              (47)            (114)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       (870)          19,119           (1,786)            (479)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                         11,285        4,099,682            8,305            1,166
  - Participant withdrawals                                       (3,325)      (2,771,378)          (8,030)          (1,508)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                               7,960        1,328,304              275             (342)
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            7,090        1,347,423           (1,511)            (821)
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                    7,977        3,826,247            4,079              108
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                     156           (6,202)              16               (3)
  - Net realized gain (loss) on investments                           92               --                6               (5)
  - Net change in unrealized appreciation or
      depreciation on investments                                  3,592               --            2,138              111
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      3,840           (6,202)           2,160              103
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                          8,695        3,943,058            5,436              716
  - Participant withdrawals                                       (3,116)      (2,222,660)          (2,131)            (153)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                               5,579        1,720,398            3,305              563
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            9,419        1,714,196            5,465              666
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $       17,396   $    5,540,443   $        9,544   $          774
                                                          ==============   ==============   ==============   ==============


                                                          MFS VIT          MFS VIT                           NB AMT
                                                          EMERGING         TOTAL            MFS VIT          MID-CAP
                                                          GROWTH           RETURN           UTILITIES        GROWTH
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                            $      491,748   $      205,545   $      354,842   $      207,308
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (2,878)           1,756            4,811           (2,256)
  - Net realized gain (loss) on investments                     (109,118)             675          (80,284)         (13,861)
  - Net change in unrealized appreciation or
      depreciation on investments                                (44,880)         (18,029)          (4,486)         (85,253)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                   (156,876)         (15,598)         (79,959)        (101,370)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                        162,803          293,254          148,557          238,314
  - Participant withdrawals                                     (174,825)         (83,000)        (155,830)         (76,184)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                             (12,022)         210,254           (7,273)         162,130
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (168,898)         194,656          (87,232)          60,760
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                  322,850          400,201          267,610          268,068
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                  (2,860)           4,077            4,682           (2,467)
  - Net realized gain (loss) on investments                      (53,038)            (118)         (14,241)          (9,267)
  - Net change in unrealized appreciation or
      depreciation on investments                                148,049           69,529          108,343           88,881
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     92,151           73,488           98,784           77,147
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                        109,997          264,695          106,194          105,638
  - Participant withdrawals                                      (97,763)         (85,145)         (67,249)         (73,235)
                                                          --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                              12,234          179,550           38,945           32,403
                                                          --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          104,385          253,038          137,729          109,550
                                                          --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                           $      427,235   $      653,239   $      405,339   $      377,618
                                                          ==============   ==============   ==============   ==============

See accompanying notes.

                                                                                         OCC                           PUTNAM VT
                                                                                         ACCUMULATION   OCC            GROWTH &
                                                           NB AMT         NB AMT         GLOBAL         ACCUMULATION   INCOME
                                                           PARTNERS       REGENCY        EQUITY         MANAGED        CLASS IB
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                             $     52,982   $        933   $     82,309   $     41,917   $      1,022
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   (159)            (4)          (305)           405            (16)
  - Net realized gain (loss) on investments                      (1,071)           (61)        (4,214)          (668)           (42)
  - Net change in unrealized appreciation or depreciation
      on investments                                            (13,797)           (88)       (13,785)        (6,920)          (290)
                                                           ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                    (15,027)          (153)       (18,304)        (7,183)          (348)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                        35,103          1,035         32,954         15,354         24,832
  - Participant withdrawals                                     (11,064)        (1,797)       (16,223)        (6,267)        (2,173)
                                                           ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                              24,039           (762)        16,731          9,087         22,659
                                                           ------------   ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           9,012           (915)        (1,573)         1,904         22,311
                                                           ------------   ------------   ------------   ------------   ------------
NET ASSETS AT DECEMBER 31, 2002                                  61,994             18         80,736         43,821         23,333
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                   (544)           (54)          (110)           459            172
  - Net realized gain (loss) on investments                        (542)           113         (9,193)        (1,021)           146
  - Net change in unrealized appreciation or depreciation
      on investments                                             22,571          2,765         30,687          9,366          8,956
                                                           ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     21,485          2,824         21,384          8,804          9,274
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                        14,937         14,885         26,262         11,968         20,279
  - Participant withdrawals                                      (8,630)        (1,117)       (38,829)        (8,212)        (3,438)
                                                           ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                               6,307         13,768        (12,567)         3,756         16,841
                                                           ------------   ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          27,792         16,592          8,817         12,560         26,115
                                                           ------------   ------------   ------------   ------------   ------------
NET ASSETS AT DECEMBER 31, 2003                            $     89,786   $     16,610   $     89,553   $     56,381   $     49,448
                                                           ============   ============   ============   ============   ============

                                                           PUTNAM VT        SCUDDER          SCUDDER          SCUDDER
                                                           HEALTH           VIT              VIT              VIT
                                                           SCIENCES         EAFE             EQUITY           SMALL
                                                           CLASS IB         EQUITY INDEX     500 INDEX        CAP INDEX
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 31, 2002                             $          851   $       12,548   $      903,269   $      133,661
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      (50)              67            3,636              (28)
  - Net realized gain (loss) on investments                          (488)          19,600         (102,402)          (3,178)
  - Net change in unrealized appreciation or depreciation
      on investments                                                  199              344         (116,884)         (38,019)
                                                           --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         (339)          20,011         (215,650)         (41,225)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                          25,771           16,226          507,409          114,549
  - Participant withdrawals                                        (4,291)         (25,588)        (286,357)         (39,280)
                                                           --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                                21,480           (9,362)         221,052           75,269
                                                           --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            21,141           10,649            5,402           34,044
                                                           --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2002                                    21,992           23,197          908,671          167,705
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                                      (68)           2,044            3,613              408
  - Net realized gain (loss) on investments                           202            4,076          (27,943)            (260)
  - Net change in unrealized appreciation or depreciation
      on investments                                                4,145           13,451          292,066           79,967
                                                           --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                        4,279           19,571          267,736           80,115
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                                          10,816           57,199          441,458           43,058
  - Participant withdrawals                                        (3,759)         (10,058)        (183,854)         (40,299)
                                                           --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                                 7,057           47,141          257,604            2,759
                                                           --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            11,336           66,712          525,340           82,874
                                                           --------------   --------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 2003                            $       33,328   $       89,909   $    1,434,011   $      250,579
                                                           ==============   ==============   ==============   ==============

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003

1.  ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

    THE VARIABLE ACCOUNT: Lincoln Life & Annuity Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 18, 1999, are part of the operations of LNY. The Variable Account consists of eight products that are listed below:
        -   VUL I
        -   VUL-CV
        -   VUL-CV II
        -   VUL-CV III
        -   VUL-Flex
        -   VUL-DB
        -   VUL-DB Elite
        -   VUL-DB II

    The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

    BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

    INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of sixty eight mutual funds (the Funds) of fifteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

    AIM Variable Insurance Funds (AIM V.I.):
      AIM V.I. Capital Appreciation Fund (Series 1)
      AIM V.I. Diversified Income Fund (Series 1)
      AIM V.I. Growth Fund (Series 1)
      AIM V.I. International Growth Fund (Series 1)
      AIM V.I. Premier Equity Fund (Series 1)

    AllianceBernstein Variable Products Series Fund (ABVPSF):
      ABVPSF Growth and Income Portfolio (Class A)
      ABVPSF Premier Growth Portfolio (Class A)
      ABVPSF Small Cap Value Portfolio (Class A)
      ABVPSF Technology Portfolio (Class A)

    American Funds Insurance Series (American Funds):
      American Funds Global Small Capitlization Fund (Class 2)
      American Funds Growth Fund (Class 2)
      American Funds Growth -- Income Fund (Class 2)
      American Funds International Fund (Class 2)

    Baron Capital Funds Trust (Baron Capital):
      Baron Capital Asset Fund Insurance Shares

    Delaware VIP Trust (Delaware VIPT)*:
      Delaware VIPT Emerging Markets Series (Standard Class) Delaware VIPT High Yield Series (Standard Class) Delaware VIPT Large Cap Value Series (Standard Class) Delaware VIPT REIT Series (Standard Class)
      Delaware VIPT Small Cap Value Series (Standard Class) Delaware VIPT Trend Series (Standard Class)
      Delaware VIPT U.S. Growth Series (Standard Class)

    Fidelity Variable Insurance Products Fund (Fidelity VIP):
      Fidelity VIP Asset Manager Portfolio
      Fidelity VIP Contrafund Portfolio (Service Class)
      Fidelity VIP Equity-Income Portfolio
      Fidelity VIP Equity-Income Portfolio (Service Class)
      Fidelity VIP Growth Portfolio (Service Class)
      Fidelity VIP Growth Opportunities Portfolio (Service Class)
      Fidelity VIP High Income Portfolio (Service Class)
      Fidelity VIP Investment Grade Bond Portfolio
      Fidelity VIP Overseas Portfolio (Service Class)

    Fidelity Variable Insurance Products Fund (Fidelity VIP):
      Fidelity VIP Asset Manager Portfolio
      Fidelity VIP Contrafund Portfolio (Service Class)
      Fidelity VIP Equity-Income Portfolio
      Fidelity VIP Equity-Income Portfolio (Service Class)
      Fidelity VIP Growth Portfolio (Service Class)
      Fidelity VIP Growth Opportunities Portfolio (Service Class)
      Fidelity VIP High Income Portfolio (Service Class)
      Fidelity VIP Investment Grade Bond Portfolio
      Fidelity VIP Overseas Portfolio (Service Class)

    Franklin Templeton Variable Insurance Products Trust (FTVIPT):
      FTVIPT Franklin Small Cap Fund (Class 1)
      FTVIPT Templeton Foreign Securities Fund (Class 1)
      FTVIPT Templeton Foreign Securities Fund (Class 2)
      FTVIPT Templeton Global Asset Allocation Fund (Class 1)
      FTVIPT Templeton Growth Securities Fund (Class 1)
      FTVIPT Templeton Growth Securities Fund (Class 2)

    Janus Aspen Series:
      Janus Aspen Series Balanced Portfolio
      Janus Aspen Series Balanced Portfolio (Service Shares)
      Janus Aspen Series Global Technology Portfolio (Service Shares) Janus Aspen Series Mid Cap Growth Portfolio (Service Shares) Janus Aspen Series Worldwide Growth Portfolio
      Janus Aspen Series Worldwide Growth Portfolio (Service Shares)

    Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
      Lincoln VIPT Aggressive Growth Fund
      Lincoln VIPT Bond Fund
      Lincoln VIPT Capital Appreciation Fund
      Lincoln VIPT Equity-Income Fund
      Lincoln VIPT Global Asset Allocation Fund
      Lincoln VIPT International Fund
      Lincoln VIPT Money Market Fund
      Lincoln VIPT Social Awareness Fund

    MFS Variable Insurance Trust (MFS VIT):
      MFS VIT Capital Opportunities Series (Initial Class)
      MFS VIT Emerging Growth Series (Initial Class)
      MFS VIT Total Return Series (Initial Class)
      MFS VIT Utilities Series (Initial Class)

    M Fund, Inc. (M Fund):
      M Fund Brandes International Equity Fund
      M Fund Business Opportunity Value Fund
      M Fund Frontier Capital Appreciation Fund
      M Fund Turner Core Growth Fund

    Neuberger Berman Advisers Management Trust (NB AMT):
      NB AMT Mid-Cap Growth Portfolio
      NB AMT Partners Portfolio
      NB AMT Regency Portfolio

    OCC Accumulation Trust (OCC Accumulation):
      OCC Accumulation Global Equity Portfolio
      OCC Accumulation Managed Portfolio

    Putnam Variable Trust (Putnam VT):
      Putnam VT Growth & Income Fund (Class IB)
      Putnam VT Health Sciences Fund (Class IB)

    Scudder VIT Funds (Scudder VIT):
      Scudder VIT EAFE Equity Index Fund
      Scudder VIT Equity 500 Index Fund
      Scudder VIT Small Cap Index Fund

    * Denotes an affiliate of the Lincoln Life & Annuity Company of New York.

    Investments in the Funds are stated at the closing net asset value per share on December 31, 2003, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

    Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

    DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of LNY, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2.  MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Amounts are paid to LNY for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the eight policy types within the Variable Account:

        - VUL I -- annual rate of .80% for policy years one through twelve and .55% thereafter.
        - VUL-CV -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
        -   VUL-CV II -- annual rate of .75% for policy years one through ten,
            35% for policy years eleven through twenty and 20% thereafter.
        -   VUL-CV III -- annual rate of .75% for policy years one through ten,
            35% for policy years eleven through twenty and 20% thereafter.
        -   VUL-Flex -- annual rate of .75% for policy years one through ten,
            35% for policy years eleven through twenty and 20% thereafter.
        -   VUL-DB -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
        - VUL-DB Elite -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
        - VUL-DB II -- annual rate of .90% for policy years one through nineteen and 20% thereafter.

    Prior to the allocation of premiums to the Variable Account, LNY deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities. The premium loads for the years ended December 31, 2003 and 2002 amounted to $389,248 and $439,075, respectively.

    LNY charges a monthly administrative fee which varies by product and policy year, refer to the product prospectus for applicable fees. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2003 and 2002 totaled $214,458 and $182,966, respectively.

    LNY assumes responsibility for providing the insurance benefits included in the policy. LNY charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of LNY and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2003 and 2002 amounted to $2,464,407 and $2,322,244, respectively.

    Under certain circumstances, LNY reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the years ended December 31, 2003 and 2002, no transfer fees were deducted from the variable subaccounts.

    LNY, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on partial surrenders, a 2% charge on the amount withdrawn is imposed, the charge is not to exceed $25 per partial surrender. For the years ended December 31, 2003 and 2002, surrender charges or partial surrender administrative charges totaled $219,660 and $46,388, respectively.

3.  CONDENSED FINANCIAL INFORMATION

    A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2003 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                              UNIT VALUE                                                 INVESTMENT
                                                 COMMENCEMENT BEGINNING  UNIT VALUE    UNITS                  TOTAL      INCOME
SUBACCOUNT                                       DATE (1)     OF PERIOD  END OF PERIOD OUTSTANDING NET ASSETS RETURN(2)  RATIO(3)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION                                                                                                    --
    VUL I (0.80% Fee Rate)                                    $     6.99 $        8.98      31,490 $  282,808     28.48%
AIM V.I. DIVERSIFIED INCOME                                                                                                    6.58%
    VUL I (0.80% Fee Rate)                                         10.23         11.09      19,278    213,772      8.37%
AIM V.I. GROWTH                                                                                                                  --
    VUL I (0.80% Fee Rate)                                          4.42          5.75      89,196    513,295     30.19%
    VUL-CV (0.75% Fee Rate)                                         3.13          4.08      48,306    197,107     30.26%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         7.57          9.86       3,237     31,922     30.26%
    VUL-CV III (0.75% Fee Rate)                      05/01/03      10.26         12.68         387      4,904     23.60%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        5.95          7.74       6,761     52,344     30.06%
    VUL-DB II (0.90% Fee Rate)                                      9.15         11.90       2,406     28,641     30.08%
AIM V.I. INTERNATIONAL GROWTH                                                                                                  0.47%
    VUL-CV (0.75% Fee Rate)                                         5.05          6.47       3,201     20,713     28.10%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.76         11.22         628      7,043     28.10%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        7.21          9.22       1,092     10,072     27.91%
    VUL-DB II (0.90% Fee Rate)                                      9.13         11.68         392      4,579     27.93%
AIM V.I. PREMIER EQUITY                                                                                                        0.32%
    VUL I (0.80% Fee Rate)                                          6.02          7.47      81,629    609,782     24.08%
    VUL-CV (0.75% Fee Rate)                                         4.93          6.12     104,730    640,479     24.15%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         7.66          9.51       6,912     65,709     24.15%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        6.21          7.70      12,563     96,688     23.96%
    VUL-DB II (0.90% Fee Rate)                       09/26/03      10.29         11.32       1,646     18,636     10.06%
ABVPSF GROWTH AND INCOME                                                                                                       1.02%
    VUL-CV (0.75% Fee Rate)                                         8.09         10.63         841      8,948     31.52%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.27         10.88       5,761     62,672     31.52%
    VUL-CV III (0.75% Fee Rate)                      02/28/03       9.60         13.06         789     10,305     35.93%
    VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        8.06         10.59       1,857     19,662     31.32%
    VUL-DB II (0.90% Fee Rate)                       03/28/03       9.24         12.17         458      5,572     31.72%
ABVPSF PREMIER GROWTH                                                                                                            --
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         7.79          9.57       4,152     39,735     22.74%
    VUL-CV III (0.75% Fee Rate)                      05/01/03       9.75         11.29         286      3,231     15.75%
    VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        7.47          9.15         452      4,133     22.56%
    VUL-DB II (0.90% Fee Rate)                       01/15/03       9.42         10.91         106      1,154     15.73%
ABVPSF SMALL CAP VALUE                                                                                                         0.60%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         9.23         12.94       3,145     40,708     40.22%
    VUL-CV III (0.75% Fee Rate)                      01/15/03      11.29         15.08       2,579     38,907     33.62%
    VUL-DB Elite and VUL-DB (0.90% Fee Rate)                       10.56         14.78         146      2,156     40.02%
    VUL-DB II (0.90% Fee Rate)                                      9.73         13.62         956     13,022     40.00%
ABVPSF TECHNOLOGY                                                                                                                --
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)          10/13/03       9.29          9.39          61        572      1.02%
    VUL-CV III (0.75% Fee Rate)                      11/13/03      14.45         14.41           2         32     -0.31%
    VUL-DB II (0.90% Fee Rate)                       03/28/03       8.90         12.47         207      2,584     40.16%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  CLASS 2                                                                                                                      0.60%
    VUL-CV (0.75% Fee Rate)                                         5.47          8.34       6,353     52,972     52.38%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.25         12.57         464      5,832     52.39%
    VUL-CV III (0.75% Fee Rate)                      01/03/03      10.13         15.19         161      2,452     49.97%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        7.34         11.17       1,562     17,453     52.16%
    VUL-DB II (0.90% Fee Rate)                                      9.57         14.57          24        357     52.15%
AMERICAN FUNDS GROWTH CLASS 2                                                                                                  0.12%
    VUL-CV (0.75% Fee Rate)                                         5.12          6.95      70,766    491,920     35.79%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.00         10.87      18,628    202,433     35.79%
    VUL-CV III (0.75% Fee Rate)                      01/15/03      10.37         13.31       9,199    122,470     28.38%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        6.52          8.84      25,911    228,940     35.58%
    VUL-DB II (0.90% Fee Rate)                                      9.59         13.00       4,218     54,840     35.58%
AMERICAN FUNDS GROWTH-INCOME CLASS 2                                                                                           1.17%
    VUL-CV (0.75% Fee Rate)                                         8.32         10.94      39,675    433,958     31.44%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.56         11.25      10,105    113,654     31.44%
    VUL-CV III (0.75% Fee Rate)                      01/03/03      10.56         13.45       4,027     54,178     27.41%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        7.89         10.36      15,420    159,760     31.24%
    VUL-DB II (0.90% Fee Rate)                                      9.39         12.32       2,274     28,030     31.24%
AMERICAN FUNDS INTERNATIONAL CLASS 2                                                                                           2.27%
    VUL-CV (0.75% Fee Rate)                                         8.21         10.98         169      1,861     33.84%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.82         11.81       2,880     34,005     33.85%
    VUL-CV III (0.75% Fee Rate)                      02/14/03       9.73         13.79       1,945     26,826     41.73%
    VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        8.79         11.74         307      3,607     33.62%
    VUL-DB II (0.90% Fee Rate)                                      9.64         12.88       1,877     24,175     33.65%
BARON CAPITAL ASSET                                                                                                              --
    VUL-CV (0.75% Fee Rate)                                         8.59         11.08       7,615     84,365     29.04%
    VUL-DB (0.90% Fee Rate)                                         9.01         11.62       1,073     12,461     28.85%

                                                              UNIT VALUE                                                 INVESTMENT
                                                 COMMENCEMENT BEGINNING  UNIT VALUE    UNITS                  TOTAL      INCOME
SUBACCOUNT                                       DATE(1)      OF PERIOD  END OF PERIOD OUTSTANDING NET ASSETS RETURN(2)  RATIO(3)
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIPT EMERGING MARKETS                                                                                                 2.79%
    VUL I (0.80% Fee Rate)                                    $     9.99 $       16.90       1,679 $   28,380     69.19%
    VUL-CV (0.75% Fee Rate)                                         8.98         15.20         823     12,518     69.28%
    VUL-DB (0.90% Fee Rate)                                        10.12         17.11         106      1,815     69.04%
DELAWARE VIPT HIGH YIELD                                                                                                      6.89%
    VUL-CV (0.75% Fee Rate)                                         8.74         11.16       3,770     42,093     27.78%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                        10.21         13.05       2,635     34,398     27.78%
    VUL-CV III (0.75% Fee Rate)                      01/15/03      11.24         13.99       1,934     27,046     24.44%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                       10.02         12.78       3,502     44,764     27.59%
    VUL-DB II (0.90% Fee Rate)                                     10.95         13.97       2,490     34,785     27.59%
DELAWARE VIPT LARGE CAP VALUE                                                                                                 0.47%
    VUL-CV (0.75% Fee Rate)                          01/16/03       8.45         10.37       2,971     30,799     22.66%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.43         10.73         772      8,285     27.35%
    VUL-CV III (0.75% Fee Rate)                      01/03/03      10.43         12.91         224      2,893     23.74%
    VUL-DB Elite and VUL-DB (0.90% Fee Rate)         06/16/03       9.98         10.93         562      6,147      9.51%
    VUL-DB II (0.90% Fee Rate)                                      9.14         11.63       3,289     38,250     27.15%
DELAWARE VIPT REIT                                                                                                            2.65%
    VUL-CV (0.75% Fee Rate)                                        12.23         16.27       4,946     80,457     33.02%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                        10.26         13.65       3,980     54,331     33.02%
    VUL-CV III (0.75% Fee Rate)                      01/15/03      10.32         14.03       3,621     50,790     35.96%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                       11.35         15.07       3,634     54,769     32.82%
    VUL-DB II (0.90% Fee Rate)                                      9.87         13.10         748      9,807     32.82%
DELAWARE VIPT SMALL CAP VALUE                                                                                                 0.34%
    VUL I (0.80% Fee Rate)                                         11.52         16.23       9,269    150,412     40.85%
    VUL-CV (0.75% Fee Rate)                                        11.21         15.80      19,406    306,634     40.92%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         9.33         13.15       6,464     84,996     40.92%
    VUL-CV III (0.75% Fee Rate)                      02/28/03       9.82         14.48         831     12,040     47.52%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        9.86         13.88       4,778     66,306     40.71%
    VUL-DB II (0.90% Fee Rate)                                      9.62         13.54       3,090     41,830     40.71%
DELAWARE VIPT TREND                                                                                                              --
    VUL I (0.80% Fee Rate)                                          9.60         12.87      12,359    159,012     34.02%
    VUL-CV (0.75% Fee Rate)                                         4.85          6.51      29,381    191,167     34.09%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.68         11.63       3,658     42,558     34.09%
    VUL-CV III (0.75% Fee Rate)                      05/01/03      10.83         13.78         668      9,208     27.24%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        7.74         10.37       2,936     30,442     33.89%
    VUL-DB II (0.90% Fee Rate)                                      9.83         13.16         965     12,702     33.87%
DELAWARE VIPT U.S. GROWTH                                                                                                     0.19%
    VUL-CV (0.75% Fee Rate)                          01/28/03       7.41          9.21         416      3,835     24.28%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         7.36          9.04         237      2,146     22.83%
    VUL-CV III (0.75% Fee Rate)                      12/03/03      11.78         12.04         217      2,611      2.26%
    VUL-DB II (0.90% Fee Rate)                       10/06/03      10.56         11.20         123      1,377      6.04%
FIDELITY VIP ASSET MANAGER                                                                                                    3.12%
    VUL I (0.80% Fee Rate)                                          8.84         10.34      18,041    186,622     17.04%
FIDELITY VIP CONTRAFUND SERVICE CLASS                                                                                         0.37%
    VUL-CV (0.75% Fee Rate)                                         7.10          9.04      40,978    370,564     27.39%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         9.23         11.76       6,717     79,017     27.39%
    VUL-CV III (0.75% Fee Rate)                      01/15/03       9.81         12.47       4,162     51,915     27.15%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        8.61         10.95       6,378     69,831     27.20%
    VUL-DB II (0.90% Fee Rate)                                      9.49         12.07       1,297     15,659     27.20%
FIDELITY VIP EQUITY-INCOME                                                                                                    1.82%
    VUL I (0.80% Fee Rate)                                          8.03         10.39      29,091    302,146     29.29%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS                                                                                      1.28%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.60         11.12       7,807     86,780     29.25%
    VUL-CV III (0.75% Fee Rate)                      01/15/03      10.53         13.13       8,414    110,514     24.74%
    VUL-DB Elite (0.90% Fee Rate)                                   8.79         11.34         463      5,248     29.05%
    VUL-DB II (0.90% Fee Rate)                                      9.34         12.06       1,273     15,348     29.06%
FIDELITY VIP GROWTH SERVICE CLASS                                                                                             0.16%
    VUL-CV (0.75% Fee Rate)                                         4.53          5.97      15,836     94,597     31.79%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         7.44          9.81       8,692     85,246     31.79%
    VUL-CV III (0.75% Fee Rate)                      12/30/03      12.95         12.95           0          2      0.03%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        6.10          8.03       2,509     20,153     31.60%
    VUL-DB II (0.90% Fee Rate)                       05/08/03       9.67         11.96       3,906     46,728     23.71%
FIDELITY VIP GROWTH OPPORTUNITIES SERVICE CLASS                                                                               0.59%
    VUL-CV (0.75% Fee Rate)                                         5.42          6.97       5,576     38,870     28.69%
    VUL-DB (0.90% Fee Rate)                                         7.15          9.19          77        709     28.50%
FIDELITY VIP HIGH INCOME SERVICE CLASS                                                                                        7.04%
    VUL-CV (0.75% Fee Rate)                                         7.44          9.38       6,158     57,773     26.02%
    VUL-DB (0.90% Fee Rate)                                         9.14         11.50         261      3,006     25.83%
FIDELITY VIP INVESTMENT GRADE BOND                                                                                            3.80%
    VUL I (0.80% Fee Rate)                                         12.93         13.50      22,218    299,864      4.37%
FIDELITY VIP OVERSEAS SERVICE CLASS                                                                                           0.68%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.42         11.97       3,104     37,160     42.14%
    VUL-CV III (0.75% Fee Rate)                      12/05/03      13.30         13.98          70        978      5.09%
    VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        8.13         11.54         233      2,693     41.90%
    VUL-DB II (0.90% Fee Rate)                       01/15/03       9.14         12.59          54        675     37.82%

                                                              UNIT VALUE                                                 INVESTMENT
                                                 COMMENCEMENT BEGINNING  UNIT VALUE    UNITS                  TOTAL      INCOME
SUBACCOUNT                                       DATE(1)      OF PERIOD  END OF PERIOD OUTSTANDING NET ASSETS RETURN(2)  RATIO(3)
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP                                                                                                        --
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                     $   7.76      $  10.60       1,374  $  14,558     36.58%
    VUL-CV III (0.75% Fee Rate)                      01/15/03      10.99         14.31       3,221     46,096     30.21%
    VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        7.98         10.89         959     10,446     36.38%
    VUL-DB II (0.90% Fee Rate)                                      9.61         13.11         356      4,672     36.38%
FTVIPT TEMPLETON FOREIGN SECURITIES                                                                                            1.86%
    VUL I (0.80% Fee Rate)                                          7.41          9.74      22,867    222,764     31.50%
FTVIPT TEMPLETON FOREIGN SECURITIES CLASS 2                                                                                    1.70%
    VUL-CV (0.75% Fee Rate)                                         6.51          8.55       8,491     72,570     31.22%
    VUL-DB (0.90% Fee Rate)                                         7.15          9.36         490      4,593     31.03%
FTVIPT TEMPLETON GLOBAL ASSET ALLOCATION                                                                                       2.99%
    VUL I (0.80% Fee Rate)                                          9.36         12.29       2,567     31,550     31.26%
FTVIPT TEMPLETON GROWTH SECURITIES                                                                                             1.66%
    VUL I (0.80% Fee Rate)                                          9.80         12.89       5,424     69,932     31.57%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.45         11.12       2,284     25,403     31.63%
    VUL-CV III (0.75% Fee Rate)                      02/14/03       9.42         13.16       1,445     19,017     39.65%
    VUL-DB Elite (0.90% Fee Rate)                                   8.61         11.32         652      7,381     31.43%
    VUL-DB II (0.90% Fee Rate)                                      9.08         11.93         775      9,241     31.44%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2                                                                                     1.42%
    VUL-CV (0.75% Fee Rate)                                         8.04         10.55       3,490     36,801     31.15%
    VUL-DB (0.90% Fee Rate)                                         7.89         10.33          94        975     30.99%
JANUS ASPEN SERIES BALANCED                                                                                                    2.19%
    VUL-CV (0.75% Fee Rate)                                         8.29          9.38      31,057    291,348     13.20%
    VUL-DB (0.90% Fee Rate)                                         8.96         10.13       3,173     32,136     13.03%
JANUS ASPEN SERIES BALANCED SERVICE SHARES                                                                                     2.07%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         9.44         10.65       9,218     98,213     12.87%
    VUL-CV III (0.75% Fee Rate)                      05/01/03      10.26         11.26         338      3,801      9.76%
    VUL-DB Elite (0.90% Fee Rate)                                   9.42         10.62       5,697     60,477     12.71%
    VUL-DB II (0.90% Fee Rate)                                      9.74         10.98         379      4,158     12.70%
JANUS ASPEN SERIES GLOBAL TECHNOLOGY SERVICE
  SHARES                                                                                                                         --
    VUL-CV (0.75% Fee Rate)                                         2.29          3.33       7,820     26,027     45.38%
    VUL-DB (0.90% Fee Rate)                                         4.46          6.47         200      1,297     45.20%
JANUS ASPEN SERIES MID CAP GROWTH SERVICE SHARES                                                                                 --
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.25         11.04       1,579     17,433     33.76%
    VUL-CV III (0.75% Fee Rate)                      11/13/03      12.97         13.28           3         35      2.43%
    VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        7.54         10.07         464      4,677     33.56%
    VUL-DB II (0.90% Fee Rate)                                      9.45         12.63       1,157     14,610     33.56%
JANUS ASPEN SERIES WORLDWIDE GROWTH                                                                                            1.14%
    VUL-CV (0.75% Fee Rate)                                         4.49          5.53      48,866    270,260     23.07%
    VUL-DB (0.90% Fee Rate)                                         6.25          7.68       2,159     16,586     22.88%
JANUS ASPEN SERIES WORLDWIDE GROWTH SERVICE SHARES                                                                             0.89%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         7.97          9.79       2,107     20,619     22.76%
    VUL-CV III (0.75% Fee Rate)                      07/18/03      10.62         12.11         133      1,605     14.01%
    VUL-DB Elite (0.90% Fee Rate)                                   7.90          9.68       3,635     35,189     22.58%
    VUL-DB II (0.90% Fee Rate)                                      9.01         11.04       1,221     13,480     22.58%
LINCOLN VIPT BOND                                                                                                              4.22%
    VUL-CV (0.75% Fee Rate)                                        12.40         13.20      43,854    578,843      6.48%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                        10.82         11.52      16,752    193,007      6.48%
    VUL-CV III (0.75% Fee Rate)                      01/03/03      10.32         11.08      10,165    112,627      7.41%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                       11.44         12.16      14,251    173,317      6.32%
    VUL-DB II (0.90% Fee Rate)                                     10.51         11.17       6,192     69,175      6.32%
LINCOLN VIPT CAPITAL APPRECIATION                                                                                                --
    VUL-CV (0.75% Fee Rate)                                         4.08          5.37       2,219     11,916     31.47%
    VUL-CV III (0.75% Fee Rate)                      12/09/03      11.99         12.48           2         25      4.08%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        5.74          7.53         193      1,454     31.33%
    VUL-DB II (0.90% Fee Rate)                       06/19/03      10.29         11.91         656      7,814     15.74%
LINCOLN VIPT EQUITY-INCOME                                                                                                     1.09%
    VUL-CV (0.75% Fee Rate)                                         8.19         10.75       1,616     17,376     31.36%
LINCOLN VIPT GLOBAL ASSET ALLOCATION                                                                                           3.11%
    VUL-CV (0.75% Fee Rate)                                         7.45          8.91       3,206     28,558     19.51%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         9.03         10.79       1,028     11,094     19.51%
LINCOLN VIPT INTERNATIONAL                                                                                                     2.36%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         9.07         12.74         187      2,377     40.56%
    VUL-CV III (0.75% Fee Rate)                      04/02/03       9.70         14.23         229      3,264     46.65%
    VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        9.23         12.96         510      6,607     40.35%
    VUL-DB II (0.90% Fee Rate)                                      9.30         13.06         394      5,148     40.38%
LINCOLN VIPT MONEY MARKET                                                                                                      0.67%
    VUL I (0.80% Fee Rate)                                         11.19         11.18     151,555  1,694,217     -0.12%
    VUL-CV (0.75% Fee Rate)                                        10.60         10.59     124,928  1,322,849     -0.07%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                        10.06         10.05     149,934  1,506,507     -0.07%
    VUL-CV III (0.75% Fee Rate)                      01/21/03      10.01         10.00      30,844    308,414     -0.08%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                       10.20         10.18      46,960    478,014     -0.22%
    VUL-DB II (0.90% Fee Rate)                                     10.01          9.99      23,068    230,442     -0.22%

                                                              UNIT VALUE                                                 INVESTMENT
                                                 COMMENCEMENT BEGINNING  UNIT VALUE    UNITS                  TOTAL      INCOME
SUBACCOUNT                                       DATE(1)      OF PERIOD  END OF PERIOD OUTSTANDING NET ASSETS RETURN(2)  RATIO(3)
-----------------------------------------------------------------------------------------------------------------------------------
LINCOLN VIPT SOCIAL AWARENESS                                                                                                  1.02%
    VUL-CV (0.75% Fee Rate)                                     $   5.96      $   7.80         831   $  6,489     30.88%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        7.15          9.34         253      2,361     30.69%
    VUL-DB II (0.90% Fee Rate)                       03/28/03       9.24         12.24          57        694     32.41%
MFS VIT CAPITAL OPPORTUNITIES                                                                                                  0.19%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         7.69          9.73          27        266     26.57%
    VUL-CV III (0.75% Fee Rate)                      01/03/03      10.36         12.67          40        508     22.22%
MFS VIT EMERGING GROWTH                                                                                                          --
    VUL I (0.80% Fee Rate)                                          5.70          7.37      29,237    215,465     29.19%
    VUL-CV (0.75% Fee Rate)                                         3.26          4.22      42,461    179,141     29.25%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         7.49          9.68          35        336     29.25%
    VUL-CV III (0.75% Fee Rate)                      09/23/03      12.08         12.55          27        342      3.88%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        5.47          7.06       4,011     28,333     29.06%
    VUL-DB II (0.90% Fee Rate)                       06/19/03      10.72         11.76         308      3,618      9.71%
MFS VIT TOTAL RETURN                                                                                                           1.63%
    VUL I (0.80% Fee Rate)                                         10.59         12.22       6,030     73,691     15.40%
    VUL-CV (0.75% Fee Rate)                                         9.94         11.48      26,079    299,310     15.45%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         9.58         11.06      15,125    167,229     15.45%
    VUL-CV III (0.75% Fee Rate)                      04/23/03      10.35         11.73         387      4,537     13.32%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        9.27         10.69       8,693     92,897     15.28%
    VUL-DB II (0.90% Fee Rate)                                      9.88         11.39       1,367     15,575     15.28%
MFS VIT UTILITIES                                                                                                              2.24%
    VUL I (0.80% Fee Rate)                                          7.45         10.04      21,973    220,572     34.81%
    VUL-CV (0.75% Fee Rate)                                         5.55          7.48      16,391    122,604     34.88%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.79         11.85         969     11,480     34.88%
    VUL-CV III (0.75% Fee Rate)                      05/19/03      11.96         14.37         344      4,944     20.09%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        5.91          7.96       3,408     27,112     34.68%
    VUL-DB II (0.90% Fee Rate)                       05/08/03      11.23         13.78       1,352     18,627     22.73%
NB AMT MID-CAP GROWTH                                                                                                            --
    VUL-CV (0.75% Fee Rate)                                         3.88          4.93      37,738    185,952     27.12%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         7.76          9.86       5,096     50,257     27.12%
    VUL-CV III (0.75% Fee Rate)                      01/03/03       9.86         12.17       1,248     15,183     23.41%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        6.11          7.76      12,025     93,324     26.93%
    VUL-DB II (0.90% Fee Rate)                                      9.21         11.68       2,816     32,902     26.93%
NB AMT PARTNERS                                                                                                                  --
    VUL-CV (0.75% Fee Rate)                                         6.95          9.32       9,635     89,786     34.08%
NB AMT REGENCY                                                                                                                   --
    VUL-CV (0.75% Fee Rate)                          01/17/03       8.65         11.48         523      6,012     32.79%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)          03/10/03       8.44         12.17         181      2,198     44.11%
    VUL-CV III (0.75% Fee Rate)                      12/03/03      13.31         13.66         245      3,354      2.66%
    VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        9.73         13.10           9        114     34.63%
    VUL-DB II (0.90% Fee Rate)                       06/30/03      10.38         12.54         393      4,932     20.83%
OCC ACCUMULATION GLOBAL EQUITY                                                                                                 0.66%
    VUL I (0.80% Fee Rate)                                          8.28         10.81       8,283     89,553     30.50%
OCC ACCUMULATION MANAGED                                                                                                       1.81%
    VUL I (0.80% Fee Rate)                                          8.25          9.96       5,658     56,381     20.78%
PUTNAM VT GROWTH & INCOME CLASS IB                                                                                             1.32%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.48         10.72       1,494     16,009     26.43%
    VUL-CV III (0.75% Fee Rate)                      08/28/03      11.36         12.83          77        992     12.95%
    VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        8.45         10.67       1,374     14,652     26.24%
    VUL-DB II (0.90% Fee Rate)                       05/22/03       9.83         11.79       1,509     17,795     19.86%
PUTNAM VT HEALTH SCIENCES CLASS IB                                                                                             0.52%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.22          9.66       2,482     23,986     17.51%
    VUL-CV III (0.75% Fee Rate)                      08/28/03      10.46         11.48          42        476      9.75%
    VUL-DB Elite and VUL-DB (0.90% Fee Rate)                        7.91          9.28         242      2,241     17.32%
    VUL-DB II (0.90% Fee Rate)                                      9.53         11.18         593      6,625     17.33%
SCUDDER VIT EAFE EQUITY INDEX                                                                                                  3.91%
    VUL-CV (0.75% Fee Rate)                                         5.21          6.89       3,730     25,697     32.36%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.47         11.21       1,541     17,281     32.36%
    VUL-CV III (0.75% Fee Rate)                      01/15/03      10.18         13.17       3,069     40,435     29.40%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        6.45          8.52         283      2,410     32.17%
    VUL-DB II (0.90% Fee Rate)                                      8.96         11.85         345      4,086     32.18%
SCUDDER VIT EQUITY 500 INDEX                                                                                                   1.12%
    VUL I (0.80% Fee Rate)                                          6.66          8.47      85,866    727,134     27.14%
    VUL-CV (0.75% Fee Rate)                                         5.84          7.43      47,856    355,380     27.20%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.17         10.39      23,555    244,735     27.20%
    VUL-CV III (0.75% Fee Rate)                      04/02/03       9.93         12.59         726      9,145     26.79%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        7.05          8.95       6,328     56,667     27.01%
    VUL-DB II (0.90% Fee Rate)                                      9.28         11.78       3,476     40,950     27.00%

                                                              UNIT VALUE                                                 INVESTMENT
                                                 COMMENCEMENT BEGINNING  UNIT VALUE    UNITS                  TOTAL      INCOME
SUBACCOUNT                                       DATE(1)      OF PERIOD  END OF PERIOD OUTSTANDING NET ASSETS RETURN(2)  RATIO(3)
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER VIT SMALL CAP INDEX                                                                                                    0.96%
    VUL-CV (0.75% Fee Rate)                                   $     7.13 $       10.37      15,677 $  162,524     45.34%
    VUL-CV II and VUL-FLEX (0.75% Fee Rate)                         8.37         12.17       5,480     66,702     45.34%
    VUL-CV III (0.75% Fee Rate)                      09/23/03      14.10         15.12          86      1,302      7.24%
    VUL-DB and VUL-DB Elite (0.90% Fee Rate)                        7.87         11.42       1,490     17,015     45.12%
    VUL-DB II (0.90% Fee Rate)                                      9.58         13.90         218      3,036     45.13%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

    A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                       UNIT VALUE
                                                       BEGINNING  UNIT VALUE    UNITS                  TOTAL       INVESTMENT
SUBACCOUNT                                             OF PERIOD  END OF PERIOD OUTSTANDING NET ASSETS RETURN(13)  INCOME RATIO(14)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION                                                                                                   --
    VUL I (.80% Fee Rate)                              $     9.31 $        6.99      28,614 $  200,008     -24.96%
AIM V.I. DIVERSIFIED INCOME                                                                                                   8.32%
    VUL I (.80% Fee Rate)                                   10.08         10.23      18,159    185,820       1.48%
AIM V.I. GROWTH                                                                                                                 --
    VUL I (.80% Fee Rate)                                    6.45          4.42      77,505    342,569     -31.52%
    VUL-CV (.75% Fee Rate)                                   4.57          3.13      50,626    158,585     -31.49%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          7.57       2,572     19,472     -24.29%
    VUL-CV III (.75% Fee Rate) (11)                         10.11          9.74      13,789    134,260      -3.69%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  8.70          5.95       5,074     30,206     -31.59%
    VUL-DB II (.90% Fee Rate) (9)                            9.74          9.15           1          7      -6.02%
AIM V.I. INTERNATIONAL GROWTH                                                                                                 0.74%
    VUL-CV (.75% Fee Rate)                                   6.03          5.05       3,013     15,219     -16.31%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.76         600      5,259     -12.40%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  8.63          7.21         659      4,752     -16.43%
    VUL-DB II (.90% Fee Rate) (12)                           9.03          9.13         255      2,332       1.12%
AIM V.I. PREMIER EQUITY                                                                                                       0.37%
    VUL I (.80% Fee Rate)                                    8.70          6.02      72,270    435,090     -30.82%
    VUL-CV (.75% Fee Rate)                                   7.12          4.93     110,321    543,428     -30.78%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          7.66       5,232     40,063     -23.43%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  8.98          6.21      16,114    100,048     -30.88%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2                                                                            0.73%
    VUL-CV (.75% Fee Rate)                                   6.81          5.47       6,016     32,921     -19.66%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.25         149      1,226     -17.50%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  9.15          7.34       1,284      9,427     -19.78%
    VUL-DB II (.90% Fee Rate) (10)                          10.03          9.57          10         99      -4.54%
AMERICAN FUNDS GROWTH CLASS 2                                                                                                 0.04%
    VUL-CV (.75% Fee Rate)                                   6.83          5.12      63,919    327,210     -25.02%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.00       9,285     74,307     -19.97%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  8.70          6.52      18,116    118,059     -25.13%
    VUL-DB II (.90% Fee Rate) (5)                            9.52          9.59       1,909     18,306       0.76%
AMERICAN FUNDS GROWTH-INCOME CLASS 2                                                                                          1.05%
    VUL-CV (.75% Fee Rate)                                  10.27          8.32      34,057    283,403     -18.95%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.56       4,063     34,773     -14.42%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  9.76          7.89       8,165     64,455     -19.08%
    VUL-DB II (.90% Fee Rate) (4)                            9.73          9.39       1,146     10,761      -3.47%
AMERICAN FUNDS INTERNATIONAL CLASS 2                                                                                          3.44%
    VUL-CV (.75% Fee Rate) (8)                               8.00          8.21         174      1,432       2.59%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.82         739      6,516     -11.79%
    VUL-DB Elite (.90% Fee Rate)                            10.41          8.79         168      1,473     -15.59%
    VUL-DB II (.90% Fee Rate) (9)                            9.56          9.64         250      2,411       0.79%
ABVPSF SMALL CAP VALUE                                                                                                        0.16%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          9.23       1,999     18,455      -7.71%
    VUL-DB Elite (.90% Fee Rate)                            11.36         10.56          93        985      -7.03%
    VUL-DB II (.90% Fee Rate) (5)                            9.68          9.73         683      6,645       0.50%
ABVPSF GROWTH AND INCOME                                                                                                      0.35%
    VUL-CV (.75% Fee Rate) (2)                               8.64          8.09         416      3,367      -6.41%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.27       3,060     25,310     -17.29%
    VUL-DB Elite (.90% Fee Rate)                            10.44          8.06       2,146     17,299     -22.75%
ABVPSF PREMIER GROWTH                                                                                                           --
    VUL-CV II (.75% Fee Rate) (1)                           10.00          7.79       3,928     30,623     -22.05%
    VUL-DB Elite (.90% Fee Rate)                            10.87          7.47         381      2,842     -31.27%
ABVPSF TECHNOLOGY                                                                                                               --
BARON CAPITAL ASSET                                                                                                             --
    VUL-CV (.75% Fee Rate)                                  10.08          8.59       8,536     73,287     -14.84%
    VUL-DB (.90% Fee Rate)                                  10.60          9.01         434      3,914     -14.96%
DELAWARE VIPT DEVON                                                                                                           1.40%
DELAWARE VIPT EMERGING MARKETS                                                                                                2.65%
    VUL I (.80% Fee Rate)                                    9.58          9.99       2,156     21,538       4.34%
    VUL-CV (.75% Fee Rate)                                   8.60          8.98       1,796     16,131       4.39%
    VUL-DB (.90% Fee Rate)                                   9.71         10.12          95        958       4.25%
DELAWARE VIPT HIGH YIELD                                                                                                      8.81%
    VUL-CV (.75% Fee Rate)                                   8.64          8.74       4,156     36,314       1.08%
    VUL-CV II (.75% Fee Rate) (1)                           10.00         10.21       1,946     19,877       2.15%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  9.93         10.02       1,506     15,084       0.93%
    VUL-DB II (.90% Fee Rate) (12)                          10.93         10.95         845      9,257       0.20%
DELAWARE VIPT LARGE CAP VALUE                                                                                                 1.36%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.43         138      1,162     -15.71%
    VUL-DB II (.90% Fee Rate) (5)                            9.31          9.14         671      6,138      -1.78%

                                                       UNIT VALUE
                                                       BEGINNING  UNIT VALUE    UNITS                  TOTAL       INVESTMENT
SUBACCOUNT                                             OF PERIOD  END OF PERIOD OUTSTANDING NET ASSETS RETURN(13)  INCOME RATIO(14)
-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIPT REIT                                                                                                             1.97%
    VUL-CV (.75% Fee Rate)                             $    11.79 $       12.23       7,732 $   94,543       3.74%
    VUL-CV II (.75% Fee Rate) (1)                           10.00         10.26       2,755     28,270       2.62%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                 10.95         11.35       3,697     41,953       3.59%
    VUL-DB II (.90% Fee Rate) (6)                            9.55          9.87         197      1,940       3.31%
DELAWARE VIPT SMALL CAP VALUE                                                                                                  0.40%
    VUL I (.80% Fee Rate)                                   12.30         11.52       8,803    101,429      -6.35%
    VUL-CV (.75% Fee Rate)                                  11.97         11.21      17,789    199,464      -6.31%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          9.33       4,037     37,669      -6.69%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                 10.54          9.86       4,656     45,922      -6.45%
    VUL-DB II (.90% Fee Rate) (4)                            9.87          9.62         350      3,371      -2.53%
DELAWARE VIPT TREND                                                                                                              --
    VUL I (.80% Fee Rate)                                   12.09          9.60      14,437    138,597     -20.58%
    VUL-CV (.75% Fee Rate)                                   6.11          4.85      30,190    146,476     -20.54%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.68       2,813     24,405     -13.23%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  9.76          7.74       2,934     22,719     -20.66%
    VUL-DB II (.90% Fee Rate) (10)                          10.23          9.83         127      1,245      -3.94%
DELAWARE VIPT U.S. GROWTH                                                                                                      0.62%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          7.36         250      1,837     -26.41%
FIDELITY VIP ASSET MANAGER                                                                                                     3.38%
    VUL I (.80% Fee Rate)                                    9.76          8.84      14,860    131,338      -9.46%
FIDELITY VIP CONTRAFUND SERVICE CLASS                                                                                          0.69%
    VUL-CV (.75% Fee Rate)                                   7.90          7.10      48,018    340,832     -10.10%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          9.23       5,528     51,047      -7.65%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  9.59          8.61       3,659     31,492     -10.24%
    VUL-DB II (.90% Fee Rate) (6)                            9.25          9.49         315      2,992       2.63%
FIDELITY VIP EQUITY-INCOME                                                                                                     1.93%
    VUL I (.80% Fee Rate)                                    9.75          8.03      29,466    236,708     -17.61%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS                                                                                       0.10%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.60       4,980     42,834     -14.00%
    VUL-DB Elite (.90% Fee Rate)                            10.68          8.79         142      1,245     -17.74%
    VUL-DB II (.90% Fee Rate) (12)                           9.26          9.34         747      6,979       0.88%
FIDELITY VIP GROWTH SERVICE CLASS                                                                                              0.09%
    VUL-CV (.75% Fee Rate)                                   6.54          4.53      15,215     68,953     -30.72%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          7.44       5,836     43,432     -25.58%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  8.82          6.10       2,283     13,932     -30.83%
FIDELITY VIP GROWTH OPPORTUNITIES SERVICE CLASS                                                                                0.86%
    VUL-CV (.75% Fee Rate)                                   6.99          5.42       4,520     24,483     -22.50%
    VUL-DB (.90% Fee Rate)                                   9.24          7.15          43        311     -22.60%
FIDELITY VIP HIGH INCOME SERVICE CLASS                                                                                         9.47%
    VUL-CV (.75% Fee Rate)                                   7.24          7.44       5,813     43,274       2.84%
    VUL-DB (.90% Fee Rate)                                   8.90          9.14         267      2,441       2.69%
FIDELITY VIP INVESTMENT GRADE BOND                                                                                             3.60%
    VUL I (.80% Fee Rate)                                   11.81         12.93      21,673    280,269       9.46%
FIDELITY VIP OVERSEAS SERVICE CLASS                                                                                            0.12%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.42       2,587     21,786     -15.79%
    VUL-DB Elite (.90% Fee Rate)                            10.30          8.13          46        372     -21.05%
JANUS ASPEN SERIES MID CAP GROWTH SERVICE SHARES                                                                                 --
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.25       1,203      9,933     -17.46%
    VUL-DB Elite (.90% Fee Rate)                            10.58          7.54         379      2,855     -28.77%
    VUL-DB II (.90% Fee Rate) (12)                           9.41          9.45         246      2,326       0.44%
JANUS ASPEN SERIES BALANCED                                                                                                    2.47%
    VUL-CV (.75% Fee Rate)                                   8.92          8.29      34,286    284,133      -7.14%
    VUL-DB (.90% Fee Rate)                                   9.67          8.96       1,837     16,467      -7.28%
JANUS ASPEN SERIES BALANCED SERVICE SHARES                                                                                     2.90%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          9.44       1,641     15,491      -5.61%
    VUL-DB Elite (.90% Fee Rate)                            10.18          9.42       1,097     10,335      -7.51%
    VUL-DB II (.90% Fee Rate) (4)                            9.87          9.74          34        335      -1.28%
JANUS ASPEN SERIES GLOBAL TECHNOLOGY SERVICE SHARES                                                                              --
    VUL-CV (.75% Fee Rate)                                   3.90          2.29       6,825     15,625     -41.37%
    VUL-DB (.90% Fee Rate)                                   7.62          4.46         149        663     -41.46%
JANUS ASPEN SERIES WORLDWIDE GROWTH                                                                                            0.95%
    VUL-CV (.75% Fee Rate)                                   6.08          4.49      46,626    209,534     -26.06%
    VUL-DB (.90% Fee Rate)                                   8.47          6.25       1,958     12,240     -26.17%
JANUS ASPEN SERIES WORLDWIDE GROWTH SERVICE SHARES                                                                             0.79%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          7.97       1,672     13,329     -20.29%
    VUL-DB Elite (.90% Fee Rate)                            10.73          7.90       3,625     28,626     -26.38%
    VUL-DB II (.90% Fee Rate) (12)                           8.93          9.01         259      2,334       0.92%
LINCOLN VIPT AGGRESSIVE GROWTH                                                                                                   --
LINCOLN VIPT BOND                                                                                                              5.46%
    VUL-CV (.75% Fee Rate)                                  11.34         12.40      45,331    561,899       9.33%
    VUL-CV II (.75% Fee Rate) (1)                           10.00         10.82      20,292    219,565       8.20%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                 10.48         11.44      10,998    125,797       9.17%
    VUL-DB II (.90% Fee Rate) (4)                           10.17         10.51         561      5,894       3.28%

                                                       UNIT VALUE
                                                       BEGINNING  UNIT VALUE    UNITS                  TOTAL       INVESTMENT
SUBACCOUNT                                             OF PERIOD  END OF PERIOD OUTSTANDING NET ASSETS RETURN(13)  INCOME RATIO(14)
-----------------------------------------------------------------------------------------------------------------------------------
LINCOLN VIPT CAPITAL APPRECIATION                                                                                                --
    VUL-CV (.75% Fee Rate)                             $     5.63 $        4.08       2,560 $   10,455     -27.51%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  7.92          5.74          23        134     -27.62%
LINCOLN VIPT EQUITY-INCOME                                                                                                     1.13%
    VUL-CV (.75% Fee Rate)                                   9.78          8.19       1,211      9,912     -16.30%
LINCOLN VIPT GLOBAL ASSET ALLOCATION                                                                                           1.52%
    VUL-CV (.75% Fee Rate)                                   8.53          7.45       2,829     21,084     -12.65%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          9.03         908      8,203      -9.68%
LINCOLN VIPT INTERNATIONAL                                                                                                     2.81%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          9.07          79        715      -9.35%
    VUL-DB Elite (.90% Fee Rate)                            10.44          9.23         686      6,337     -11.56%
    VUL-DB II (.90% Fee Rate) (5)                            9.46          9.30          99        925      -1.69%
LINCOLN VIPT MONEY MARKET                                                                                                      1.38%
    VUL I (.80% Fee Rate)                                   11.13         11.19     153,209  1,714,766       0.60%
    VUL-CV (.75% Fee Rate)                                  10.53         10.60     107,243  1,136,397       0.65%
    VUL-CV II (.75% Fee Rate) (1)                           10.00         10.06      32,043    322,193       0.55%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                 10.15         10.20      55,395    565,120       0.50%
    VUL-DB II (.90% Fee Rate) (3)                           10.00         10.01       8,767     87,771       0.10%
LINCOLN VIPT SOCIAL AWARENESS                                                                                                  0.92%
    VUL-CV (.75% Fee Rate)                                   7.71          5.96         538      3,208     -22.70%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  9.26          7.15         122        871     -22.83%
MFS VIT CAPITAL OPPORTUNITIES                                                                                                  0.11%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          7.69          14        108     -23.11%
MFS VIT EMERGING GROWTH                                                                                                          --
    VUL I (.80% Fee Rate)                                    8.68          5.70      29,980    171,011     -34.29%
    VUL-CV (.75% Fee Rate)                                   4.96          3.26      39,962    130,438     -34.26%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          7.49          12         88     -25.11%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  8.34          5.47       3,894     21,313     -34.36%
MFS VIT TOTAL RETURN                                                                                                           1.37%
    VUL I (.80% Fee Rate)                                   11.26         10.59       5,438     57,590      -5.92%
    VUL-CV (.75% Fee Rate)                                  10.56          9.94      20,275    201,546      -5.88%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          9.58       7,318     70,079      -4.24%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  9.86          9.27       7,114     65,942      -6.02%
    VUL-DB II (.90% Fee Rate) (4)                            9.89          9.88         510      5,044      -0.10%
MFS VIT UTILITIES                                                                                                              2.42%
    VUL I (.80% Fee Rate)                                    9.72          7.45      19,046    141,813     -23.37%
    VUL-CV (.75% Fee Rate)                                   7.23          5.55      17,491     96,998     -23.33%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.79         890      7,817     -12.13%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  7.72          5.91       3,552     20,982     -23.45%
NB AMT MID-CAP GROWTH                                                                                                            --
    VUL-CV (.75% Fee Rate)                                   5.53          3.88      43,893    170,139     -29.87%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          7.76       2,135     16,559     -22.42%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  8.73          6.11      11,874     72,605     -29.97%
    VUL-DB II (.90% Fee Rate) (5)                            9.67          9.21         952      8,765      -4.81%
NB AMT PARTNERS                                                                                                                0.46%
    VUL-CV (.75% Fee Rate)                                   9.23          6.95       8,920     61,994     -24.71%
NB AMT REGENCY                                                                                                                 0.43%
    VUL-DB Elite (.90% Fee Rate)                            10.98          9.73           2         18     -11.35%
OCC ACCUMULATION GLOBAL EQUITY                                                                                                 0.44%
    VUL I (.80% Fee Rate)                                   10.11          8.28       9,745     80,736     -18.07%
OCC ACCUMULATION MANAGED                                                                                                       1.82%
    VUL I (.80% Fee Rate)                                   10.01          8.25       5,311     43,821     -17.55%
PUTNAM VT GROWTH & INCOME CLASS IB                                                                                             0.68%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.48       1,451     12,298     -15.24%
    VUL-DB Elite (.90% Fee Rate)                            10.52          8.45       1,306     11,035     -19.72%
PUTNAM VT HEALTH SCIENCES CLASS IB                                                                                               --
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.22       2,279     18,744     -17.77%
    VUL-DB Elite (.90% Fee Rate)                            10.02          7.91         116        917     -21.06%
    VUL-DB II (.90% Fee Rate) (12)                           9.39          9.53         245      2,331       1.52%
SCUDDER VIT EAFE EQUITY INDEX                                                                                                  0.89%
    VUL-CV (.75% Fee Rate)                                   6.67          5.21       2,748     14,306     -21.93%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.47         644      5,456     -15.28%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  8.27          6.45         258      1,662     -22.05%
    VUL-DB II (.90% Fee Rate) (6)                            8.52          8.96         198      1,773       5.20%
SCUDDER VIT EQUITY 500 INDEX                                                                                                   1.22%
    VUL I (.80% Fee Rate)                                    8.64          6.66      71,931    479,106     -22.93%
    VUL-CV (.75% Fee Rate)                                   7.57          5.84      51,957    303,329     -22.90%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.17       8,730     71,307     -18.32%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                  9.16          7.05       7,417     52,295     -23.01%
    VUL-DB II (.90% Fee Rate) (6)                            8.43          9.28         284      2,634      10.03%
SCUDDER VIT SMALL CAP INDEX                                                                                                    0.75%
    VUL-CV (.75% Fee Rate)                                   9.05          7.13      18,181    129,676     -21.18%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.37       2,909     24,361     -16.25%
    VUL-DB and VUL-DB Elite (.90% Fee Rate)                 10.00          7.87       1,718     13,518     -21.30%
    VUL-DB II (.90% Fee Rate) (7)                            8.98          9.58          16        150       6.58%

                                                       UNIT VALUE
                                                       BEGINNING  UNIT VALUE    UNITS                  TOTAL       INVESTMENT
SUBACCOUNT                                             OF PERIOD  END OF PERIOD OUTSTANDING NET ASSETS RETURN(13)  INCOME RATIO(14)
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP                                                                                                      0.51%
    VUL-CV II (.75% Fee Rate) (1)                      $    10.00 $        7.76         754 $    5,848     -22.42%
    VUL-DB Elite (.90% Fee Rate)                            11.27          7.98         930      7,425     -29.16%
    VUL-DB II (.90% Fee Rate) (5)                            9.30          9.61         215      2,069       3.37%
FTVIPT TEMPLETON FOREIGN SECURITIES                                                                                            1.75%
    VUL I (.80% Fee Rate)                                    9.15          7.41      21,464    159,011     -19.06%
FTVIPT TEMPLETON FOREIGN SECURITIES CLASS 2                                                                                    1.58%
    VUL-CV (.75% Fee Rate)                                   8.06          6.51       8,390     54,646     -19.17%
    VUL-DB (.90% Fee Rate)                                   8.86          7.15         151      1,081     -19.30%
FTVIPT TEMPLETON GLOBAL ASSET ALLOCATION                                                                                       2.05%
    VUL I (.80% Fee Rate)                                    9.85          9.36       2,855     26,738      -4.93%
FTVIPT TEMPLETON GROWTH SECURITIES                                                                                             2.30%
    VUL I (.80% Fee Rate)                                   12.09          9.80       5,374     52,658     -18.97%
    VUL-CV II (.75% Fee Rate) (1)                           10.00          8.45       1,704     14,398     -15.49%
    VUL-DB Elite (.90% Fee Rate)                            10.64          8.61         501      4,317     -19.05%
    VUL-DB II (.90% Fee Rate) (12)                           9.00          9.08         380      3,448       0.80%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2                                                                                     2.26%
    VUL-CV (.75% Fee Rate)                                   9.94          8.04       4,896     39,373     -19.10%
    VUL-DB (.90% Fee Rate)                                   9.77          7.89         130      1,025     -19.23%

 (1) Reflects less than a full year of activity. Funds were first received in this option on 2/19/2002.
 (2) Reflects less than a full year of activity. Funds were first received in this option on 8/23/2002.
 (3) Reflects less than a full year of activity. Funds were first received in this option on 9/4/2002.
 (4) Reflects less than a full year of activity. Funds were first received in this option on 9/11/2002.
 (5) Reflects less than a full year of activity. Funds were first received in this option on 9/13/2002.
 (6) Reflects less than a full year of activity. Funds were first received in this option on 10/4/2002.
 (7) Reflects less than a full year of activity. Funds were first received in this option on 10/15/2002.
 (8) Reflects less than a full year of activity. Funds were first received in this option on 10/21/2002.
 (9) Reflects less than a full year of activity. Funds were first received in this option on 11/15/2002.
(10) Reflects less than a full year of activity. Funds were first received in this option on 11/25/2002.
(11) Reflects less than a full year of activity. Funds were first received in this option on 12/17/2002.
(12) Reflects less than a full year of activity. Funds were first received in this option on 12/27/2002.
(13) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(14) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

    A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                       UNIT VALUE
                                                       BEGINNING  UNIT VALUE    UNITS                  TOTAL      INVESTMENT
SUBACCOUNT                                             OF PERIOD  END OF PERIOD OUTSTANDING NET ASSETS RETURN(3)  INCOME RATIO(4)
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION                                                                                                7.53%
    VUL I (.80% Fee Rate)                              $    12.24 $        9.31      24,186 $  225,282    -23.89%
AIM V.I. DIVERSIFIED INCOME                                                                                                 8.03%
    VUL I (.80% Fee Rate)                                    9.81         10.08      15,529    156,579      2.77%
AIM V.I. GROWTH                                                                                                             0.27%
    VUL I (.80% Fee Rate)                                    9.84          6.45      68,921    444,855    -34.41%
    VUL-CV (.75% Fee Rate)                                   6.97          4.57      42,361    193,683    -34.38%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          8.70       1,351     11,758    -12.98%
AIM V.I. INTERNATIONAL GROWTH                                                                                               0.53%
    VUL-CV (.75% Fee Rate)                                   7.95          6.03       1,653      9,972    -24.11%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          8.63         626      5,405    -13.71%
AIM V.I. PREMIER EQUITY                                                                                                     0.15%
    VUL I (.80% Fee Rate)                                   10.03          8.70      65,868    573,168    -13.26%
    VUL-CV (.75% Fee Rate)                                   8.20          7.12      79,433    565,269    -13.22%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          8.98       5,823     52,307    -10.17%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2                                                                          0.82%
    VUL-CV (.75% Fee Rate)                                   7.87          6.81       4,847     33,011    -13.50%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          9.15         337      3,081     -8.46%
AMERICAN FUNDS GROWTH CLASS 2                                                                                               0.34%
    VUL-CV (.75% Fee Rate)                                   8.40          6.83      33,987    232,040    -18.76%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          8.70      10,085     87,787    -12.96%
AMERICAN FUNDS GROWTH - INCOME CLASS 2                                                                                      1.78%
    VUL-CV (.75% Fee Rate)                                  10.09         10.27      24,314    249,640      1.79%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          9.76       5,581     54,448     -2.45%
AMERICAN FUNDS INTERNATIONAL CLASS 2                                                                                          --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.41          89        925      4.11%
ABVPSF SMALL CAP VALUE                                                                                                        --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         11.36          85        965     13.58%
ABVPSF GROWTH AND INCOME                                                                                                      --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.44          85        887      4.38%
ABVPSF PREMIER GROWTH                                                                                                         --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.87         277      3,013      8.67%
ABVPSF TECHNOLOGY                                                                                                             --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         11.55          85        981     15.52%
BARON CAPITAL ASSET                                                                                                           --
    VUL-CV (.75% Fee Rate)                                   9.04         10.08       4,961     50,012     11.50%
    VUL-DB (.90% Fee Rate) (1)                              10.00         10.60         518      5,494      6.01%
DELAWARE VIPT DEVON                                                                                                          0.42%
    VUL-CV (.75% Fee Rate)                                   8.64          7.79          68        528     -9.83%
    VUL-DB (.90% Fee Rate) (1)                              10.00          9.15          90        824     -8.51%
DELAWARE VIPT EMERGING MARKETS                                                                                               0.37%
    VUL I (.80% Fee Rate)                                    9.17          9.58       2,099     20,098      4.44%
    VUL-CV (.75% Fee Rate)                                   8.24          8.60         821      7,068      4.47%
    VUL-DB (.90% Fee Rate) (1)                              10.00          9.71         176      1,704     -2.91%
DELAWARE VIPT HIGH YIELD                                                                                                     3.69%
    VUL-CV (.75% Fee Rate)                                   9.08          8.64       3,722     32,172     -4.82%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          9.93       1,384     13,738     -0.74%
DELAWARE VIPT LARGE CAP VALUE                                                                                                  --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.67          85        906      6.70%
DELAWARE VIPT REIT                                                                                                           1.42%
    VUL-CV (.75% Fee Rate)                                  10.92         11.79       5,789     68,234      7.97%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00         10.95         348      3,815      9.54%
DELAWARE VIPT SMALL CAP VALUE                                                                                                0.77%
    VUL I (.80% Fee Rate)                                   11.09         12.30       7,875     96,888     10.95%
    VUL-CV (.75% Fee Rate)                                  10.78         11.97       4,100     49,071     11.01%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00         10.54         723      7,625      5.43%
DELAWARE VIPT TREND                                                                                                            --
    VUL I (.80% Fee Rate)                                   14.39         12.09      12,588    152,147    -16.01%
    VUL-CV (.75% Fee Rate)                                   7.27          6.11      19,859    121,256    -15.97%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          9.76         138      1,344     -2.41%
DELAWARE VIPT U.S. GROWTH                                                                                                      --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.75          85        913      7.50%
FIDELITY VIP ASSET MANAGER                                                                                                   3.50%
    VUL I (.80% Fee Rate)                                   10.26          9.76      12,204    119,131     -4.85%
FIDELITY VIP CONTRAFUND SERVICE CLASS                                                                                        0.07%
    VUL-CV (.75% Fee Rate)                                   9.08          7.90      29,596    233,678    -13.02%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          9.59         720      6,908     -4.12%
FIDELITY VIP EQUITY-INCOME                                                                                                   1.65%
    VUL I (.80% Fee Rate)                                   10.34          9.75      30,960    301,861     -5.71%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS                                                                                       --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.68          85        908      6.83%

                                                       UNIT VALUE
                                                       BEGINNING  UNIT VALUE    UNITS                  TOTAL      INVESTMENT
SUBACCOUNT                                             OF PERIOD  END OF PERIOD OUTSTANDING NET ASSETS RETURN(3)  INCOME RATIO(4)
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH SERVICE CLASS                                                                                            5.01%
    VUL-CV (.75% Fee Rate)                             $     8.01 $        6.54       7,605 $   49,744    -18.34%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          8.82         580      5,115    -11.77%
FIDELITY VIP GROWTH OPPORTUNITIES SERVICE CLASS                                                                              0.07%
    VUL-CV (.75% Fee Rate)                                   8.23          6.99       3,267     22,837    -15.08%
    VUL-DB (.90% Fee Rate) (1)                              10.00          9.24         101        933     -7.59%
FIDELITY VIP HIGH INCOME SERVICE CLASS                                                                                       1.93%
    VUL-CV (.75% Fee Rate)                                   8.28          7.24       4,269     30,903    -12.55%
    VUL-DB (.90% Fee Rate) (1)                              10.00          8.90         388      3,449    -11.03%
FIDELITY VIP INVESTMENT GRADE BOND                                                                                           4.28%
    VUL I (.80% Fee Rate)                                   10.98         11.81      19,631    231,915      7.60%
FIDELITY VIP OVERSEAS SERVICE CLASS                                                                                            --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.30          88        910      2.98%
JANUS ASPEN SERIES MID CAP GROWTH SERVICE SHARES                                                                               --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.58         283      2,994      5.84%
JANUS ASPEN SERIES BALANCED                                                                                                  3.55%
    VUL-CV (.75% Fee Rate)                                   9.43          8.92      25,237    225,234     -5.38%
    VUL-DB (.90% Fee Rate) (1)                              10.00          9.67       1,273     12,306     -3.34%
JANUS ASPEN SERIES BALANCED SERVICE SHARES                                                                                   2.36%
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.18         290      2,958      1.85%
JANUS ASPEN SERIES GLOBAL TECHNOLOGY SERVICE SHARES                                                                          0.72%
    VUL-CV (.75% Fee Rate)                                   6.28          3.90      15,027     58,677    -37.79%
    VUL-DB (.90% Fee Rate) (1)                              10.00          7.62         126        962    -23.83%
JANUS ASPEN SERIES WORLDWIDE GROWTH                                                                                          0.70%
    VUL-CV (.75% Fee Rate)                                   7.89          6.08      39,216    238,343    -23.02%
    VUL-DB (.90% Fee Rate) (1)                              10.00          8.47       1,899     16,082    -15.32%
JANUS ASPEN SERIES WORLDWIDE GROWTH SERVICE SHARES                                                                           0.10%
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.73         193      2,069      7.26%
LINCOLN VIPT AGGRESSIVE GROWTH                                                                                                 --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         11.25          85        956     12.54%
LINCOLN VIPT BOND                                                                                                            7.30%
    VUL-CV (.75% Fee Rate)                                  10.46         11.34      27,628    313,226      8.34%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00         10.48       1,887     19,769      4.78%
LINCOLN VIPT CAPITAL APPRECIATION                                                                                              --
    VUL-CV (.75% Fee Rate)                                   7.66          5.63         864      4,866    -26.45%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          7.92         104        823    -20.77%
LINCOLN VIPT EQUITY-INCOME                                                                                                   1.98%
    VUL-CV (.75% Fee Rate)                                  10.64          9.78         915      8,951     -8.05%
    VUL-DB (.90% Fee Rate) (1)                              10.00          9.45          90        850     -5.53%
LINCOLN VIPT GLOBAL ASSET ALLOCATION                                                                                         1.25%
    VUL-CV (.75% Fee Rate)                                   9.32          8.53       2,896     24,710     -8.47%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          9.55          90        859     -4.53%
LINCOLN VIPT INTERNATIONAL                                                                                                   0.99%
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.44          85        887      4.41%
LINCOLN VIPT MONEY MARKET                                                                                                    3.71%
    VUL I (.80% Fee Rate)                                   10.78         11.13     110,260  1,226,712      3.19%
    VUL-CV (.75% Fee Rate)                                  10.20         10.53     103,069  1,085,107      3.24%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00         10.15      16,452    167,005      1.51%
LINCOLN VIPT SOCIAL AWARENESS                                                                                                0.56%
    VUL-CV (.75% Fee Rate)                                   8.59          7.71         617      4,757    -10.23%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          9.26          90        833     -7.35%
MFS VIT CAPITAL OPPORTUNITIES                                                                                                  --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.94          85        929      9.38%
MFS VIT EMERGING GROWTH                                                                                                        --
    VUL I (.80% Fee Rate)                                   13.16          8.68      31,602    274,325    -34.02%
    VUL-CV (.75% Fee Rate)                                   7.52          4.96      41,555    206,315    -33.98%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          8.34       1,332     11,108    -16.62%
MFS VIT TOTAL RETURN                                                                                                         1.59%
    VUL I (.80% Fee Rate)                                   11.32         11.26       4,148     46,699     -0.55%
    VUL-CV (.75% Fee Rate)                                  10.61         10.56      13,009    137,384     -0.50%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          9.86       2,176     21,462     -1.37%
MFS VIT UTILITIES                                                                                                            3.20%
    VUL I (.80% Fee Rate)                                   12.92          9.72      20,410    198,325    -24.81%
    VUL-CV (.75% Fee Rate)                                   9.62          7.23      19,970    144,454    -24.77%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          7.72       1,563     12,063    -22.83%
NB AMT MID-CAP GROWTH                                                                                                          --
    VUL-CV (.75% Fee Rate)                                   7.39          5.53      26,658    147,342    -25.20%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          8.73       6,868     59,966    -12.68%
NB AMT PARTNERS                                                                                                              0.18%
    VUL-CV (.75% Fee Rate)                                   9.57          9.23       5,645     52,115     -3.56%
    VUL-DB (.90% Fee Rate) (1)                              10.00          9.64          90        867     -3.57%
NB AMT REGENCY                                                                                                                 --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.98          85        933      9.77%
OCC ACCUMULATION GLOBAL EQUITY                                                                                                 --
    VUL I (.80% Fee Rate)                                   11.83         10.11       8,141     82,309    -14.51%
OCC ACCUMULATION MANAGED                                                                                                     2.58%
    VUL I (.80% Fee Rate)                                   10.61         10.01       4,189     41,917     -5.67%

                                                       UNIT VALUE
                                                       BEGINNING  UNIT VALUE    UNITS                  TOTAL      INVESTMENT
SUBACCOUNT                                             OF PERIOD  END OF PERIOD OUTSTANDING NET ASSETS RETURN(3)  INCOME RATIO(4)
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH & INCOME CLASS IB                                                                                             --
    VUL-DB Elite (.90% Fee Rate) (2)                   $    10.00         10.52          97 $    1,022      5.24%
PUTNAM VT HEALTH SCIENCES CLASS IB                                                                                             --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.02          85        851      0.19%
SCUDDER VIT EAFE EQUITY INDEX                                                                                                  --
    VUL-CV (.75% Fee Rate)                                   8.92          6.67       1,770     11,804    -25.27%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          8.27          90        744    -17.25%
SCUDDER VIT EQUITY 500 INDEX                                                                                                 1.16%
    VUL I (.80% Fee Rate)                                    9.92          8.64      66,082    571,139    -12.88%
    VUL-CV (.75% Fee Rate)                                   8.69          7.57      39,141    296,363    -12.84%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00          9.16       3,906     35,767     -8.42%
SCUDDER VIT SMALL CAP INDEX                                                                                                  1.11%
    VUL-CV (.75% Fee Rate)                                   8.93          9.05      13,135    118,850      1.29%
    VUL-DB and VUL-DB Elite (.90% Fee Rate) (1)             10.00         10.00       1,482     14,811     -0.03%
FTVIPT FRANKLIN SMALL CAP                                                                                                      --
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         11.27          85        958     12.72%
FTVIPT TEMPLETON FOREIGN SECURITIES                                                                                          3.08%
    VUL I (.80% Fee Rate)                                   10.95          9.15      20,045    183,459    -16.42%
FTVIPT TEMPLETON FOREIGN SECURITIES CLASS 2                                                                                  2.46%
    VUL-CV (.75% Fee Rate)                                   9.66          8.06       6,631     53,430    -16.62%
    VUL-DB (.90% Fee Rate) (1)                              10.00          8.86         266      2,356    -11.44%
FTVIPT TEMPLETON GLOBAL ASSET ALLOCATION                                                                                     1.34%
    VUL I (.80% Fee Rate)                                   11.00          9.85       2,519     24,816    -10.44%
FTVIPT TEMPLETON GROWTH SECURITIES                                                                                           2.19%
    VUL I (.80% Fee Rate)                                   12.31         12.09       4,295     51,935     -1.77%
    VUL-DB Elite (.90% Fee Rate) (2)                        10.00         10.64         194      2,061      6.38%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2                                                                                   1.75%
    VUL-CV (.75% Fee Rate)                                  10.15          9.94       4,604     45,759     -2.05%
    VUL-DB (.90% Fee Rate) (1)                              10.00          9.77         122      1,189     -2.31%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/9/2001.
(2) Reflects less than a full year of activity. Funds were first received in this option on 10/29/2001.
(3) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(4) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

4.  PURCHASES AND SALES OF INVESTMENTS

    The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2003.

                                                                        AGGREGATE     AGGREGATE
                                                                        COST OF       PROCEEDS
SUBACCOUNT                                                              PURCHASES     FROM SALES
------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                           $    56,142   $   34,433
AIM V.I. Diversified Income                                                  97,722       71,932
AIM V.I. Growth                                                             234,436      296,325
AIM V.I. International Growth                                               549,123      551,152
AIM V.I. Premier Equity                                                     317,363      281,660
ABVPSF Growth and Income                                                     56,499       14,334
ABVPSF Premier Growth                                                        12,859        6,570
ABVPSF Small Cap Value                                                       53,643        9,337
ABVPSF Technology                                                            28,258       29,066
American Funds Global Small Capitalization Class 2                           19,407       10,740
American Funds Growth Class 2                                               423,687      116,366
American Funds Growth -- Income Class 2                                     322,968       90,406
American Funds International Class 2                                         72,557        5,314
Baron Capital Asset                                                          37,945       38,359
Delaware VIPT Emerging Markets                                               11,306       28,971
Delaware VIPT High Yield                                                    115,176       37,046
Delaware VIPT Large Cap Value                                                71,894        4,257
Delaware VIPT REIT                                                           95,781       67,739
Delaware VIPT Small Cap Value                                               172,441       75,989
Delaware VIPT Trend                                                          98,032      100,871
Delaware VIPT U.S. Growth                                                     7,930          776
Fidelity VIP Asset Manager                                                   51,374       15,622
Fidelity VIP Contrafund Service Class                                       152,333      119,801
Fidelity VIP Equity-Income                                                   88,369       87,768
Fidelity VIP Equity-Income Service Class                                    134,269       10,759
Fidelity VIP Growth Service Class                                            95,082       25,809
Fidelity VIP Growth Opportunities Service Class                              11,614        4,455
Fidelity VIP High Income Service Class                                       16,491       10,355
Fidelity VIP Investment Grade Bond                                          130,359      109,971
Fidelity VIP Overseas Service Class                                          12,587        4,417
FTVIPT Franklin Small Cap                                                    46,786        4,915
FTVIPT Templeton Foreign Securities                                          53,993       37,644
FTVIPT Templeton Foreign Securities Class 2                                 486,637      485,537
FTVIPT Templeton Global Asset Allocation                                     12,154       14,861
FTVIPT Templeton Growth Securities                                           40,449       11,935
FTVIPT Templeton Growth Securities Class 2                                   10,043       21,226
Janus Aspen Series Balanced                                                  56,377       67,924
Janus Aspen Series Balanced Service Shares                                  159,864       32,159
Janus Aspen Series Global Technology Service Shares                           7,701        4,867
Janus Aspen Series Mid Cap Growth Service Shares                             17,421        3,570
Janus Aspen Series Worldwide Growth                                          50,421       36,604
Janus Aspen Series Worldwide Growth Service Shares                           26,525       11,912
Lincoln VIPT Bond                                                           542,696      346,120
Lincoln VIPT Capital Appreciation                                             9,154        2,454
Lincoln VIPT Equity-Income                                                    5,734        2,087
Lincoln VIPT Global Asset Allocation                                          6,896        1,662
Lincoln VIPT International                                                    8,841        3,106
Lincoln VIPT Money Market                                                 5,867,152    4,152,921
Lincoln VIPT Social Awareness                                                 5,130        1,809
MFS VIT Capital Opportunities                                                   703          143
MFS VIT Emerging Growth                                                      98,496       89,113
MFS VIT Total Return                                                        254,008       70,376
MFS VIT Utilities                                                           115,727       72,097
NB AMT Mid-Cap Growth                                                       103,943       73,721
NB AMT Partners                                                              15,287        9,523
NB AMT Regency                                                               14,610          896
OCC Accumulation Global Equity                                               34,569       47,246

                                                                        AGGREGATE     AGGREGATE
                                                                        COST OF       PROCEEDS
SUBACCOUNT                                                              PURCHASES     FROM SALES
------------------------------------------------------------------------------------------------
OCC Accumulation Managed                                                $    14,331   $   10,116
Putnam VT Growth & Income Class IB                                           19,426        2,413
Putnam VT Health Sciences Class IB                                           12,899        5,909
Scudder VIT EAFE Equity Index                                               878,209      829,022
Scudder VIT Equity 500 Index                                                544,377      282,864
Scudder VIT Small Cap Index                                                  49,040       45,871

5.  INVESTMENTS

    The following is a summary of investments owned at December 31, 2003.

                                                                                     NET
                                                                        SHARES       ASSET     VALUE OF     COST OF
SUBACCOUNT                                                              OUTSTANDING  VALUE     SHARES       SHARES
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                13,294  $  21.28  $   282,891  $   330,857
AIM V.I. Diversified Income                                                  24,238      8.82      213,777      225,475
AIM V.I. Growth                                                              55,852     14.83      828,289      970,701
AIM V.I. International Growth                                                 2,644     16.04       42,408       36,956
AIM V.I. Premier Equity                                                      70,753     20.23    1,431,325    1,598,503
ABVPSF Growth and Income                                                      4,916     21.80      107,161       91,019
ABVPSF Premier Growth                                                         2,236     21.58       48,254       40,317
ABVPSF Small Cap Value                                                        6,542     14.49       94,794       70,273
ABVPSF Technology                                                               220     14.48        3,188        2,991
American Funds Global Small Capitalization Class 2                            5,616     14.08       79,068       62,516
American Funds Growth Class 2                                                24,190     45.50    1,100,624      976,147
American Funds Growth-Income Class 2                                         23,584     33.48      789,595      696,519
American Funds International Class 2                                          6,752     13.40       90,474       79,523
Baron Capital Asset                                                           4,497     21.53       96,828       80,657
Delaware VIPT Emerging Markets                                                3,821     11.18       42,714       26,695
Delaware VIPT High Yield                                                     32,177      5.69      183,090      160,557
Delaware VIPT Large Cap Value                                                 5,289     16.33       86,374       74,823
Delaware VIPT REIT                                                           16,523     15.14      250,158      197,325
Delaware VIPT Small Cap Value                                                25,828     25.64      662,232      511,242
Delaware VIPT Trend                                                          16,313     27.29      445,193      404,340
Delaware VIPT U.S. Growth                                                     1,506      6.62        9,969        9,152
Fidelity VIP Asset Manager                                                   12,906     14.46      186,626      190,680
Fidelity VIP Contrafund Service Class                                        25,455     23.06      586,996      496,400
Fidelity VIP Equity-Income                                                   13,035     23.18      302,153      279,513
Fidelity VIP Equity-Income Service Class                                      9,429     23.11      217,895      175,187
Fidelity VIP Growth Service Class                                             7,980     30.92      246,729      226,728
Fidelity VIP Growth Opportunities Service Class                               2,628     15.06       39,580       37,347
Fidelity VIP High Income Service Class                                        8,783      6.92       60,780       53,520
Fidelity VIP Investment Grade Bond                                           21,969     13.65      299,871      280,969
Fidelity VIP Overseas Service Class                                           2,673     15.53       41,507       30,004
FTVIPT Franklin Small Cap                                                     4,305     17.60       75,774       60,673
FTVIPT Templeton Foreign Securities                                          18,009     12.37      222,769      240,102
FTVIPT Templeton Foreign Securities Class 2                                   6,304     12.24       77,165       67,656
FTVIPT Templeton Global Asset Allocation                                      1,680     18.78       31,551       28,411
FTVIPT Templeton Growth Securities                                           11,592     11.31      131,102      120,572
FTVIPT Templeton Growth Securities Class 2                                    3,376     11.19       37,777       36,170
Janus Aspen Series Balanced                                                  14,077     22.98      323,491      315,334
Janus Aspen Series Balanced Service Shares                                    6,996     23.82      166,653      154,661
Janus Aspen Series Global Technology Service Shares                           7,741      3.53       27,325       30,954
Janus Aspen Series Mid Cap Growth Service Shares                              1,746     21.05       36,756       31,470
Janus Aspen Series Worldwide Growth                                          11,110     25.82      286,852      294,799
Janus Aspen Series Worldwide Growth Service Shares                            2,759     25.70       70,895       65,588
Lincoln VIPT Bond                                                            85,230     13.22    1,126,993    1,092,035
Lincoln VIPT Capital Appreciation                                             1,263     16.79       21,209       20,237
Lincoln VIPT Equity-Income                                                    1,047     16.60       17,376       15,275
Lincoln VIPT Global Asset Allocation                                          3,121     12.71       39,653       36,470
Lincoln VIPT International                                                    1,277     13.62       17,396       14,512
Lincoln VIPT Money Market                                                   554,056     10.00    5,540,562    5,540,562
Lincoln VIPT Social Awareness                                                   367     26.00        9,544        8,185
MFS VIT Capital Opportunities                                                    64     12.11          774          693
MFS VIT Emerging Growth                                                      27,550     15.51      427,305      538,159
MFS VIT Total Return                                                         33,363     19.58      653,253      599,498
MFS VIT Utilities                                                            25,414     15.95      405,348      414,264
NB AMT Mid-Cap Growth                                                        24,633     15.33      377,625      373,548
NB AMT Partners                                                               5,830     15.40       89,788       80,547
NB AMT Regency                                                                1,374     12.09       16,610       13,846
OCC Accumulation Global Equity                                                6,374     14.05       89,555       84,942

                                                                                     NET
                                                                        SHARES       ASSET     VALUE OF     COST OF
SUBACCOUNT                                                              OUTSTANDING  VALUE     SHARES       SHARES
-----------------------------------------------------------------------------------------------------------------------
OCC Accumulation Managed                                                      1,441  $  39.13  $    56,382  $    54,352
Putnam VT Growth & Income Class IB                                            2,126     23.26       49,449       40,734
Putnam VT Health Sciences Class IB                                            3,038     10.97       33,329       28,982
Scudder VIT EAFE Equity Index                                             10951.395      8.21       89,911       76,824
Scudder VIT Equity 500 Index                                             123199.515     11.64    1,434,042    1,362,085
Scudder VIT Small Cap Index                                               20472.484     12.24      250,584      204,202

6.  CHANGES IN UNITS OUTSTANDING

    The change in units outstanding for the year ended December 31, 2003 is as follows:

                                                                                  UNITS       UNITS        NET INCREASE
SUBACCOUNT                                                                        ISSUED      REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                          7,893       (5,017)        2,876
AIM V.I. Diversified Income                                                            5,811       (4,692)        1,119
AIM V.I. Growth                                                                       38,578      (37,852)          726
AIM V.I. International Growth                                                        103,307     (102,522)          785
AIM V.I. Premier Equity                                                               60,138      (56,596)        3,542
ABVPSF Growth and Income                                                               5,419       (1,334)        4,085
ABVPSF Premier Growth                                                                  1,117         (430)          687
ABVPSF Small Cap Value                                                                 5,019         (968)        4,051
ABVPSF Technology                                                                      3,960       (3,690)          270
American Funds Global Small Capitalization Class 2                                     2,588       (1,482)        1,106
American Funds Growth Class 2                                                         54,790      (19,297)       35,493
American Funds Growth-Income Class 2                                                  33,343       (9,274)       24,069
American Funds International Class 2                                                   6,456         (608)        5,848
Baron Capital Asset                                                                    3,927       (4,210)         (283)
Delaware VIPT Emerging Markets                                                         1,020       (2,458)       (1,438)
Delaware VIPT High Yield                                                               8,429       (2,551)        5,877
Delaware VIPT Large Cap Value                                                          7,424         (415)        7,009
Delaware VIPT REIT                                                                     7,472       (4,923)        2,549
Delaware VIPT Small Cap Value                                                         14,685       (6,483)        8,202
Delaware VIPT Trend                                                                   13,339      (13,872)         (533)
Delaware VIPT U.S. Growth                                                                839          (95)          744
Fidelity VIP Asset Manager                                                             4,738       (1,557)        3,181
Fidelity VIP Contrafund Service Class                                                 16,677      (14,664)        2,013
Fidelity VIP Equity-Income                                                             9,237       (9,613)         (376)
Fidelity VIP Equity-Income Service Class                                              12,994         (906)       12,088
Fidelity VIP Growth Service Class                                                     11,855       (4,245)        7,609
Fidelity VIP Growth Opportunities Service Class                                        2,061         (971)        1,090
Fidelity VIP High Income Service Class                                                 1,849       (1,510)          339
Fidelity VIP Investment Grade Bond                                                     9,130       (8,585)          545
Fidelity VIP Overseas Service Class                                                    1,076         (247)          829
FTVIPT Franklin Small Cap                                                              4,552         (541)        4,011
FTVIPT Templeton Foreign Securities                                                    6,044       (4,641)        1,403
FTVIPT Templeton Foreign Securities Class 2                                           69,722      (69,282)          440
FTVIPT Templeton Global Asset Allocation                                                 624         (913)         (288)
FTVIPT Templeton Growth Securities                                                     3,929       (1,309)        2,620
FTVIPT Templeton Growth Securities Class 2                                             1,252       (2,695)       (1,442)
Janus Aspen Series Balanced                                                            6,560       (8,454)       (1,894)
Janus Aspen Series Balanced Service Shares                                            13,970       (1,111)       12,859
Janus Aspen Series Global Technology Service Shares                                    3,204       (2,158)        1,047
Janus Aspen Series Mid Cap Growth Service Shares                                       1,777         (402)        1,375
Janus Aspen Series Worldwide Growth                                                   13,786      (11,345)        2,441
Janus Aspen Series Worldwide Growth Service Shares                                     3,046       (1,506)        1,539
Lincoln VIPT Bond                                                                     43,677      (29,644)       14,033
Lincoln VIPT Capital Appreciation                                                        976         (489)          487
Lincoln VIPT Equity-Income                                                               670         (265)          405
Lincoln VIPT Global Asset Allocation                                                     694         (197)          497
Lincoln VIPT International                                                               752         (297)          455
Lincoln VIPT Money Market                                                            559,635     (389,002)      170,634
Lincoln VIPT Social Awareness                                                            729         (248)          481
MFS VIT Capital Opportunities                                                             67          (13)           53
MFS VIT Emerging Growth                                                               21,716      (19,485)        2,231
MFS VIT Total Return                                                               24883.421   -7857.3045        17,026
MFS VIT Utilities                                                                  15145.177  -11687.6215         3,458
NB AMT Mid-Cap Growth                                                             16787.1752  -16717.6568            70
NB AMT Partners                                                                     1912.112   -1197.1778           715
NB AMT Regency                                                                     1437.6962     -88.1937         1,350
OCC Accumulation Global Equity                                                     2802.0598   -4263.9841        (1,462)
OCC Accumulation Managed                                                           1549.4668   -1202.7887           347

                                                                                  UNITS       UNITS        NET INCREASE
SUBACCOUNT                                                                        ISSUED      REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth & Income Class IB                                                 1954.4748    -257.5885         1,697
Putnam VT Health Sciences Class IB                                                  1077.985    -360.1232           718
Scudder VIT EAFE Equity Index                                                     162012.917 -156893.2973         5,120
Scudder VIT Equity 500 Index                                                      60269.2922  -32781.6386        27,488
Scudder VIT Small Cap Index                                                        5586.4282   -5458.7217           128

7.  NEW INVESTMENT FUNDS AND FUND NAME CHANGES

    During 2002, the Deutsche Asset Management VIT Funds Trust (Deutsche VIT) family of funds changed its name to Scudder VIT Funds (Scudder VIT), the Delaware Group Premium Fund (DGPF) family of funds changed its name to Delaware VIP Trust (Delaware VIPT), the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) family of funds changed its name to Fidelity Variable Insurance Products Fund (Fideity VIP) and the Fidelity Variable Insurance Products Fund III (Fidelity VIP III) family of funds changed its name to Fidelity Variable Insurance Products Fund (Fidelity VIP).

    Also during 2002, the AIM V.I. International Equity Fund changed its name to the AIM V.I. International Growth Fund, the AIM V.I. Value Fund changed its name to the AIM V.I. Premier Equity Fund, the Delaware VIPT Growth and Income Series changed its name to the Delaware VIPT Large Cap Value Series, the FTVIPT Templeton Asset Strategy Fund changed its name to the FTVIPT Templeton Global Asset Allocation Fund, the FTVIPT Templeton International Securities Class 1 Fund changed its name to the FTVIPT Templeton Foreign Securities Class 1 Fund and the FTVIPT Templeton International Securities Class 2 Fund changed its name to the FTVIPT Templeton Foreign Securities Class 2 Fund.

    During 2003, the Alliance Variable Products Series Fund (AVPSF) family of funds changed its name to the AllianceBernstein Variable Products Series Fund (ABVPSF) and the Lincoln National (LN) fund family changed its name to the Lincoln Variable Insurance Products Trust (Lincoln VIPT).

    Also during 2003, the Janus Aspen Series Aggressive Growth Portfolio Service Shares changed its name to the Janus Aspen Series Mid Cap Growth Portfolio Service Shares.

    In 2003, the M Fund Brandes International Equity Fund, the M Fund Business Opportunity Value Fund, the M Fund Frontier Capital Appreciation Fund and the M Fund Turner Core Growth Fund became available as investment options to Variable Account contract owners. However, none of the subaccounts had any activity during 2003.

8.  FUND CLOSING

    In April 2003, the Delaware VIPT Devon Fund ceased to be available as an investment option to Variable Account Contract owners.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of Lincoln Life & Annuity Company of New York
 and
Contract Owners of Lincoln Life & Annuity Flexible Premium Variable Life
Account M

We have audited the accompanying statement of assets and liabilities of Lincoln Life & Annuity Flexible Premium Variable Life Account M ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Growth, AIM V.I. Premier Equity, AllianceBernstein Variable Products Series Fund ("ABVPSF") Growth and Income, ABVPSF Premier Growth, ABVPSF Small Cap Value, ABVPSF Technology, American Funds Insurance Series ("American Funds") Global Small Capitalization Class 2, American Funds Growth Class 2, American Funds Growth-Income Class 2, American Funds International Class 2, Baron Capital Funds Trust Asset, Delaware VIP Trust ("Delaware VIPT") Devon, Delaware VIPT Emerging Markets, Delaware VIPT High Yield, Delaware VIPT Large Cap Value, Delaware VIPT REIT, Delaware VIPT Small Cap Value, Delaware VIPT Trend, Delaware VIPT U.S. Growth, Fidelity Variable Insurance Products ("Fidelity VIP") Asset Manager, Fidelity VIP Contrafund Service Class, Fidelity VIP Equity-Income, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP High Income Service Class, Fidelity VIP Investment Grade Bond, Fidelity VIP Overseas Service Class, Franklin Templeton Variable Insurance Products Trust ("FTVIPT") Franklin Small Cap, FTVIPT Templeton Foreign Securities, FTVIPT Templeton Foreign Securities Class 2, FTVIPT Templeton Global Asset Allocation, FTVIPT Templeton Growth Securities, FTVIPT Templeton Growth Securities Class 2, Janus Aspen Series Balanced, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Global Technology Service Shares, Janus Aspen Series Mid Cap Growth Service Shares, Janus Aspen Series Worldwide Growth, Janus Aspen Series Worldwide Growth Service Shares, Lincoln Variable Insurance Products Trust ("Lincoln VIPT") Aggressive Growth, Lincoln VIPT Bond, Lincoln VIPT Capital Appreciation, Lincoln VIPT Equity-Income, Lincoln VIPT Global Asset Allocation, Lincoln VIPT International, Lincoln VIPT Money Market, Lincoln VIPT Social Awareness, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities, MFS VIT Emerging Growth, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman Advisors Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, NB AMT Regency, OCC Accumulation Trust ("OCC Accumulation") Global Equity, OCC Accumulation Managed, Putnam Variable Trust ("Putnam VT") Growth & Income Class IB, Putnam VT Health Sciences Class IB, Scudder VIT Funds ("Scudder VIT") EAFE Equity Index, Scudder VIT Equity 500 Index, and Scudder VIT Small Cap Index) as of December 31, 20030, and the related statements of operations for the year or period then ended and the statements of changes in net assets for the year then ended and for the period from May 18, 1999 (inception) to December 31, 1999 each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 20030, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life & Annuity Flexible Premium Variable Life Account M at December 31, 20030, and the results of their operations for the year or period then ended, and the changes in their net assets for the year ended December 31, 2000 and for the period from May 18, 1999 (inception) to December 31, 1999 each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2004

                  Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Balance Sheets

                                                                       December 31
                                                                     2003       2002*
                                                                  ----------  ----------
                                                                      (000s omitted)
                                                                  ----------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2003 -- $1,908,926; 2002 -- $1,783,219)  $2,019,991  $1,886,128
------------------------------------------------------------------
   Equity (cost: 2003 -- $2,515; 2002 -- $0)                           2,607          --
------------------------------------------------------------------
 Mortgage loans on real estate                                       145,784     121,726
------------------------------------------------------------------
 Policy loans                                                        161,605     161,886
------------------------------------------------------------------
 Derivative instruments                                                   --         452
------------------------------------------------------------------
 Other investments                                                       258         275
                                                                  ----------  ----------
------------------------------------------------------------------
Total Investments                                                  2,330,245   2,170,467
------------------------------------------------------------------
Cash and invested cash                                                36,373      15,244
------------------------------------------------------------------
Property and equipment                                                   494         450
------------------------------------------------------------------
Deferred acquisition costs                                            57,424      42,887
------------------------------------------------------------------
Premiums and fees receivable                                             539       2,249
------------------------------------------------------------------
Accrued investment income                                             30,232      31,086
------------------------------------------------------------------
Assets held in separate accounts                                     523,728     342,812
------------------------------------------------------------------
Amounts recoverable from reinsurers                                   73,198      72,577
------------------------------------------------------------------
Goodwill                                                             109,512     109,512
------------------------------------------------------------------
Other intangible assets                                              144,301     156,349
------------------------------------------------------------------
Other assets                                                          23,678      31,346
                                                                  ----------  ----------
------------------------------------------------------------------
Total Assets                                                      $3,329,724  $2,974,979
                                                                  ==========  ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                              $1,099,848  $1,053,737
------------------------------------------------------------------
 Contractholder funds                                              1,042,574     982,116
------------------------------------------------------------------
 Liabilities related to separate accounts                            523,728     342,812
                                                                  ----------  ----------
------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                2,666,150   2,378,665
------------------------------------------------------------------
Federal income taxes                                                  42,127      21,330
------------------------------------------------------------------
Other liabilities                                                     66,849      49,923
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities                                                  2,775,126   2,449,918
------------------------------------------------------------------
Shareholder's Equity:
Common stock, $100 par value:
 Authorized, issued and outstanding shares -- 20,000
 (owned by The Lincoln National Life Insurance Company)                2,000       2,000
                                                                  ----------  ----------
------------------------------------------------------------------
Retained earnings                                                    512,783     483,219
------------------------------------------------------------------
Accumulated other comprehensive income:
 Net unrealized gain on securities available-for-sale                 39,820      39,842
------------------------------------------------------------------
 Minimum pension liability adjustment                                     (5)         --
                                                                  ----------  ----------
------------------------------------------------------------------
Total accumulated other comprehensive Income                          39,815      39,842
                                                                  ----------  ----------
------------------------------------------------------------------
Total Shareholder's Equity                                           554,598     525,061
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                        $3,329,724  $2,974,979
----------------------------------------------------------------  ==========  ==========


* As Adjusted -- See Note 2.

See notes to the financial statements on pages 6-25.

Lincoln Life & Annuity Company of New York

Statements of Income

                                                                                  Year Ended December 31
                                                                                 2003      2002*     2001*
                                                                               --------  --------  --------
                                                                                      (000s omitted)
                                                                               ----------------------------
Revenue:
Insurance premiums                                                             $ 12,392  $ 13,185  $ 16,563
-------------------------------------------------------------------------------
Insurance fees                                                                   64,087    59,664    56,887
-------------------------------------------------------------------------------
Net investment income                                                           136,654   134,938   134,828
-------------------------------------------------------------------------------
Realized gain (loss) on investments and derivative instruments (net of amounts
  restored/(amortized) against balance sheet accounts)                            7,145   (11,308)   (4,573)
-------------------------------------------------------------------------------
Other revenue and fees                                                            2,741       663       261
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Revenue                                                                   223,019   197,142   203,966
-------------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                        123,230   118,552   122,494
-------------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          55,968    48,210    50,334
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Benefits and Expenses                                                     179,198   166,762   172,828
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Federal Income Taxes and Cumulative Effect of Accounting Changes   43,821    30,380    31,138

-------------------------------------------------------------------------------
Federal income taxes                                                             14,286    10,291    11,171
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                            29,535    20,089    19,967
-------------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income tax benefit)        (232)       --    (1,087)
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Net Income                                                                     $ 29,303  $ 20,089  $ 18,880
------------------------------------------------------------------------------ ========  ========  ========




* As Adjusted -- See Note 2.

See notes to the financial statements on pages 6-25.

Lincoln Life & Annuity Company of New York

Statements of Shareholder's Equity

                                                                                         Year Ended December 31
                                                                                        2003      2002*     2001*
                                                                                      --------  --------  --------
                                                                                             (000s omitted)
                                                                                      ----------------------------
Common Stock
Balance at beginning and end-of-year                                                  $  2,000  $  2,000  $  2,000
--------------------------------------------------------------------------------------

Retained Earnings
Balance at beginning-of-year                                                           483,219   463,099   444,166
--------------------------------------------------------------------------------------
Comprehensive income                                                                    29,276    53,885    36,060
--------------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of income tax):
 Net unrealized gain (loss) on securities available-for-sale (net of reclassification
   adjustment)                                                                             (22)   33,796    17,218
--------------------------------------------------------------------------------------
 Net unrealized loss on derivative instruments                                              --        --       (38)
--------------------------------------------------------------------------------------
 Minimum pension liability adjustment                                                       (5)       --        --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Net Income                                                                              29,303    20,089    18,880
--------------------------------------------------------------------------------------
Stock compensation/issued for benefit plans                                                261        31        53
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                 512,783   483,219   463,099
--------------------------------------------------------------------------------------

Net Unrealized Gain (Loss) on Securities Available-for-Sale
Balance at beginning of year                                                            39,842     6,046   (11,172)
--------------------------------------------------------------------------------------
Change during period                                                                       (22)   33,796    17,218
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                  39,820    39,842     6,046
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------

Minimum Pension Liability Adjustment
Balance at beginning of year                                                                --        --        --
--------------------------------------------------------------------------------------
Change during period                                                                        (5)       --        --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                      (5)       --        --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------

Net Unrealized Loss on Derivative Instruments
Balance at beginning of year                                                                --       (38)       --
--------------------------------------------------------------------------------------
Cumulative effect of accounting change                                                      --        --       114
--------------------------------------------------------------------------------------
Change during period                                                                        --        38      (152)
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                      --        --       (38)
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                             $554,598  $525,061  $471,107
------------------------------------------------------------------------------------- ========  ========  ========


*As Adjusted -- See Note 2.

See notes to the financial statements on pages 6-25.

Lincoln Life & Annuity Company of New York

Statements of Cash Flows

                                                                                       Year Ended December 31
                                                                                     2003      2002*      2001*
                                                                                  ---------  ---------  ---------
                                                                                           (000s omitted)
                                                                                  -------------------------------
Cash Flows from Operating Activities:
Net income                                                                        $  29,303  $  20,089  $  18,880
----------------------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
----------------------------------------------------------------------------------
 Deferred acquisition costs                                                         (26,459)   (29,152)   (18,049)
----------------------------------------------------------------------------------
 Premiums and fees receivable                                                         1,711        972        123
----------------------------------------------------------------------------------
 Accrued investment income                                                              854      2,004     (3,152)
----------------------------------------------------------------------------------
 Policy liabilities and accruals                                                    (34,001)   (35,796)   (49,308)
----------------------------------------------------------------------------------
 Contractholder funds                                                                48,472     49,611     40,529
----------------------------------------------------------------------------------
 Amounts recoverable from reinsurers                                                   (621)       186     14,849
----------------------------------------------------------------------------------
 Federal income taxes                                                                20,716      7,491     12,778
----------------------------------------------------------------------------------
 Other liabilities -- operating                                                      (6,109)     2,049     (1,470)
----------------------------------------------------------------------------------
 Provisions for depreciation                                                             77        (78)      (243)
----------------------------------------------------------------------------------
 Goodwill                                                                                --         --      3,024
----------------------------------------------------------------------------------
 Other intangibles amortization                                                      12,048     13,030      9,437
----------------------------------------------------------------------------------
 Realized loss on investments and derivative investments                              2,542     11,308      4,573
----------------------------------------------------------------------------------
 Other                                                                               34,997      9,042     (1,730)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Adjustments                                                                      54,227     30,667     11,361
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Provided by Operating Activities                                            83,530     50,756     30,241
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Investing Activities:
Securities-available-for-sale:
 Purchases                                                                         (595,799)  (502,822)  (302,738)
----------------------------------------------------------------------------------
 Sales                                                                              279,218    180,443    119,957
----------------------------------------------------------------------------------
 Maturities                                                                         177,687    127,618    108,188
----------------------------------------------------------------------------------
Purchase of other investments                                                       (56,209)   (36,677)   (50,979)
----------------------------------------------------------------------------------
Sale or maturity of other investments                                                32,398     81,465     82,731
----------------------------------------------------------------------------------
Property and equipment purchases                                                       (209)      (158)    (1,460)
----------------------------------------------------------------------------------
Property and equipment sales                                                             89        445      5,493
----------------------------------------------------------------------------------
Increase (decrease) in other liabilities-nonoperating                                 1,151     (3,814)   (10,402)
----------------------------------------------------------------------------------
(Increase) decrease in other assets-nonoperating                                    (12,102)   (14,340)     2,406
----------------------------------------------------------------------------------
Other                                                                                20,076       (185)     5,444
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Used in Investing Activities                                              (153,700)  (168,025)   (41,360)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Financing Activities:
Universal life and investment contract deposits                                     284,899    277,633    196,045
----------------------------------------------------------------------------------
Universal life and investment contract withdrawals                                 (193,600)  (160,824)  (215,621)
----------------------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                                  --         53         --
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Provided by (used in) Financing Activities                                  91,299    116,862    (19,576)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Increase (Decrease) in Cash and Invested Cash                                    21,129       (407)   (30,695)
----------------------------------------------------------------------------------
Cash and Invested Cash at Beginning of Year                                          15,244     15,651     46,346
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Cash and Invested Cash at end of Year                                             $  36,373  $  15,244  $  15,651
--------------------------------------------------------------------------------- =========  =========  =========

* As Adjusted--See Note 2

See notes to the financial statements on pages 6-25.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements
December 31, 2003

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). The Company was organized in 1996, under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results will differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of the fixed maturity securities portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, LNL will be unable to collect all amounts due under the contractual terms of the loan agreement. When LNL determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; 3) the fair value of the collateral. The provision for losses is reported as realized loss on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of available-for-sale securities carried at fair value are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments.
The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2003, the Company had no derivative instruments that were designated and qualified as cash flow hedges and fair value hedges. The Company had no derivative instruments that are economic hedges, but are not designated as hedging instruments under FAS 133. Finally, the Company did not have derivative instruments that were designated as hedges of a net investment in a foreign operation. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change. This treatment of gain (loss) is consistent with the treatment of derivatives prior to adoption of FAS 133.

Property and Equipment.
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance and variable universal life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset-based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender

Lincoln Life & Annuity Company of New York charges that have been assessed and earned against policy account balances. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises For Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life and variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges; investment income, mortality net of reinsurance ceded and expense margins; and actual realized gain (loss) on investments.

Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies).

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 2001 through 2003 ranged from 4.00% to 7.00%. For traditional life, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets.
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions.
Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life and investment products acquired, and over the premium paying period for traditional insurance products acquired. Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangibles assets were reviewed periodically for indicators of impairment in value that were other than temporary, including unexpected or adverse changes in the

Lincoln Life & Annuity Company of New York following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 6.00% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 1.50% to 10.00%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money.

With respect to its insurance and investment contract liabilities, the Company continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance.
The Company enters into reinsurance agreements with other companies in the normal course of their business. All reinsurance agreements are reported on a gross basis.

Postretirement Medical and Life Insurance Benefits.
The Company accounts for its postretirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
Effective January 1, 2003, the Company implemented the provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation," ("FAS 123") to expense the fair value of LNC stock options granted to employees. On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation--Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation.

The Company adopted the retroactive restatement method under FAS148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. See Note 2 for additional information.

Income Taxes.
The Company has elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Prior to 2002, the Company's federal income tax return was not consolidated with any other entity.

Reclassifications:
Certain amounts reported in prior years' financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholder's equity of the prior years.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
2. Changes in Accounting Principles


Accounting for Stock-Based Compensation -- Transition and Disclosure.
Effective January 1, 2003, the Company adopted the fair value recognition method of accounting for stock-based compensation under FAS 123 for stock options on LNC stock granted to employees. The Company adopted the retroactive restatement method under FAS 148 which requires restating all prior periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. Prior to January 1, 2003, the Company accounted for stock options on LNC stock granted to its employees using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB 25"), and related Interpretations. No stock-based compensation cost for stock options was reflected in previously reported results.

The effect of the accounting change on net income and retained earnings for 2002 and 2001 is as follows:

                                                    2002     2001
                                                  -------- --------
                                                    (in thousands)
                                                  -----------------
            Net income as previously reported.... $ 20,079 $ 18,937
            Adjustment for effect of change in
             accounting principle that is applied
             retroactively, net of tax effects...       10      (57)
                                                  -------- --------
            Net income as adjusted............... $ 20,089 $ 18,880
                                                  ======== ========
            Retained earnings at December 31,
            Retained earnings as previously
             reported............................ $483,135 $463,056
            Cumulative adjustment for effect of
             change in accounting principle that
             is applied retroactively, net of tax
             effects.............................       84       43
                                                  -------- --------
            Retained earnings as adjusted........ $483,219 $463,099
                                                  ======== ========

Although the Company did not recognize compensation expense for stock options under the intrinsic value method of accounting in accordance with APB 25, a tax benefit was recognized in additional paid-in capital for stock options that were exercised through December 31, 2002. Because the Company elected not to restate periods prior to 2000 in the adoption of FAS 123, the tax benefit for options granted after December 31, 1994 and exercised prior to January 1, 2000 had to be determined under the fair value method and then compared to the tax benefit that was previously recorded in retained earnings upon exercise. As of January 1, 2000, a tax benefit was calculated under the fair value method for outstanding stock options granted after December 31, 1994 that vested prior to January 1, 2000. An adjustment of less than $0.1 million was made to increase retained earnings and the deferred tax asset as of January 1, 2000 for the adoption of FAS 123.

Accounting for Costs Associated with Exit or Disposal Activities.
In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. The Company adopted FAS 146 on January 1, 2003, and the adoption affects the timing of when expense is recognized for restructuring activities after December 31, 2002. See
Note 11 for information on Restructuring charges.

Accounting for Modified Coinsurance.
During the fourth quarter of 2003, the Company implemented FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements.

The effective date for implementation of DIG B36 for the Company was the October 1, 2003 start date of the fourth quarter. The Company recorded a charge to net income through a cumulative effect of accounting change of $0.4 million ($0.2 million after-tax) representing the fair value of the embedded derivative related to certain Modco arrangements.

In conjunction with recording the above charge, the Company also recorded a corresponding increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

During the fourth quarter of 2003 and going forward, changes in the fair value of the embedded derivative, as measured by the change in the fair value of the available-for-sale securities supporting the arrangements, flow through net income. For the quarter ended December 31, 2003, the effect of the new mark-to-market adjustment was to increase net income by less than $0.1 million. Equity was unchanged as the reduction in net income was offset by a corresponding increase in Other Comprehensive Income.

Statement of Accounting Position 03-1.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional

Lincoln Life & Annuity Company of New York

Long-Duration Contracts and for Separate Accounts" ("the SOP"). The Company will adopt the SOP as of January 1, 2004.

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts.

GMDB Reserves. Although there was no method prescribed under generally accepted accounting principles for GMDB reserving until the issuance of the SOP, the Lincoln Retirement segment has been recording a reserve for GMDB's. At December 31, 2003 the Company's GMDB reserve was $0.3 million. Based upon a comparison of the requirements of the SOP to the Company's established practice of reserving for GMDB, the adoption of the GMDB reserving methodology under the SOP is not expected to have a material effect on the Company's financial statements.

Sales Inducements. The Lincoln Retirement segment variable annuity product offerings include contracts that offer a bonus credit, typically ranging from 2% to 5% of each deposit. The Company also offers enhanced interest rates to variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements. Bonus credits and excess DCA interest are considered sales inducements under the SOP and, as such, are to be deferred as a sales inducement asset and amortized as a benefit expense over the expected life of the contract. Amortization will be computed using the same methodology and assumptions used in amortizing DAC.

The Company currently defers bonus credits as part of the DAC asset and reports the amortization of bonus credits as part of DAC amortization. Upon adoption of the SOP, the Company will reclassify bonus credits from DAC to deferred sales inducements on its balance sheet and report deferred sales inducement amortization as part of benefit expense. Prior period balance sheet and income statement line item presentation will be reclassified to conform to the new basis of presentation.

The Company currently reports excess DCA interest as benefit expense when the excess interest is earned under the contract. Upon adoption of the SOP, the Company will begin deferring excess DCA interest as deferred sales inducements and amortizing these deferred sales inducements as benefit expense over the expected life of the contract. Amortization will be calculated using the same methodology and assumptions used in amortizing DAC. While over the long run the same amount of excess DCA interest expense will emerge under the SOP as under the Company's current accounting method, because of the prospective treatment of new deferred sales inducements, the Company expects earnings to be slightly higher under the SOP, relative to LNC's current approach, for near term financial reporting periods. For instance, had the rules for excess DCA interest expense under the SOP been in effect for 2003, the Company estimates that the increase in earnings were immaterial. The actual effect on the Company's results in future periods will depend upon the volume of business written with excess DCA interest.

Separate Accounts. The Company's current accounting is consistent with the provisions of the SOP relating to the reporting and measuring of separate account product assets and liabilities as general account assets and liabilities when specific criteria are not met, as well as for the reporting and measuring seed money in separate accounts as general account assets, and for recognizing contractholder liabilities. The adoption of these provisions of the SOP are expected to have no effect on the Company's financial statements.

Universal Life Contracts. The Life Insurance segment offers individual and survivor-life universal life insurance products that provide a secondary guarantee to the contract holder, commonly referred to as a no-lapse guarantee. This feature permits a policy that would normally terminate, if the net cash value were to fall below zero, to remain in force as long as the conditions of the no-lapse provision are met. The Company's analysis of this benefit indicates that this feature should be considered insignificant, as newly defined by the SOP. In general, the Company does not expect to record an additional liability for its current secondary guarantee offerings. However, in the event that an additional liability is required under the SOP for certain of the Company's current secondary guarantee features, the Company would not expect the adoption of the SOP to have a material effect on its financial statements.

The Company understands that throughout the life insurance industry a wide variety of interpretations and approaches to the application of the SOP to fixed and variable universal life contracts have recently begun to emerge. Industry-wide concern over this inconsistency in interpretation has become so great that on February 18, 2004 the American Council of Life Insurers ("ACLI") submitted a letter on behalf of the industry to the Chairman of AcSEC, requesting a delay of the effective date for the SOP, as it applies to universal life insurance, until such time that guidance for these implementation matters can be made available. If AcSEC decides to address these industry-wide concerns and issue new guidance, the Company's current estimates of the expected effects of the adoption of the SOP could change.

Other Products and Riders. The Company continues to review the features and characteristics of other products and riders offered within its Retirement and Life Insurance segments, and to evaluate the potential applicability of the SOP to these other products and riders. With respect to the other products and riders that are the subject of this ongoing review, the Company does not currently expect that the adoption of the SOP should have a material effect on the Company's financial statements.

Accounting for Business Combinations and Goodwill and Other Intangible Assets. The Company adopted Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142")

Lincoln Life & Annuity Company of New York on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the balance sheet, the Company did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, the Company completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used to estimate the fair value of the group of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A discounted cash flow model was used to assess the goodwill of the reporting units within the Lincoln Retirement and Life Insurance segments. The results of the first step of the tests indicate that the Company does not have impaired goodwill. In accordance with FAS 142, LNY has chosen October 1 as its annual review date. As such, the Company performed annual valuation reviews during the fourth quarter of 2003 and 2002. The results of the tests performed as of October 1, 2003 and 2002 indicate that the Company does not have impaired goodwill.

The reconciliation of reported net income to adjusted net income is as follows:

                                                      Year Ended
                                                   December 31, 2001
                                                   -----------------
                                                     (in millions)
                                                   -----------------
           Reported Net Income....................       $18.9
           Add back: Goodwill Amortization (after-
            tax)..................................         3.0
                                                         -----
           Adjusted Net Income....................       $21.9
                                                         =====

Accounting for Derivative Instruments and Hedging Activities.
The Company adopted FAS 133, as amended, on January 1, 2001. Upon adoption, the provisions of FAS 133 were applied prospectively. The transition adjustments that the Company recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $0.1 million after-tax ($0.2 million pre-tax) recorded in net income, and a net gain of $0.1 million after-tax ($0.2 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $0.1 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $0.1 million were amortized and netted against the transition gain recorded in OCI. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets.
On April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which the Company determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, the Company recognized a net realized loss on investments of $1.0 million after-tax ($2.2 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $0.7 million were restored and netted against net realized loss on investments.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost Gains  Losses  Fair Value
                                             -------------- ------ ------  ----------
                                                          (in millions)
                                             ----------------------------------------
December 31, 2003:
  Corporate bonds...........................    $1,491.1... $ 98.0 $ (9.2)  $1,579.9.
  U.S. Government bonds.....................        17.1...    1.2   (0.1)      18.2.
  Foreign government bonds..................        17.5...    2.2   (0.1)      19.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        32.4...    1.7   (0.1)      34.0.
    Collateralized mortgage obligations.....       148.7...    3.4   (0.2)     151.9.
    Commercial mortgage backed securities...       166.7...   12.6   (0.6)     178.7.
    Other asset-backed securities...........        15.6...    0.6      --      16.2.
  State and municipal bonds.................        17.2...    1.2      --      18.4.
  Redeemable preferred stocks...............         2.6...    0.5      --       3.1.
                                                --------    ------ ------   --------
Total fixed maturity securities.............     1,908.9...  121.4  (10.3)   2,020.0.
Equity securities...........................         2.5...    0.1      --       2.6.
                                                --------    ------ ------   --------
Total.......................................    $1,911.4... $121.5 $(10.3)  $2,022.6.
                                                ========    ====== ======   ========
December 31, 2002:
  Corporate bonds...........................    $1,436.4... $104.5 $(28.0)  $1,512.9.
  U.S. Government bonds.....................        16.1...    1.4   (0.3)      17.2.
  Foreign government bonds..................        18.8...    2.4   (0.6)      20.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        43.7...    3.1      --      46.8.
    Collateralized mortgage obligations.....        93.6...    5.0      --      98.6.
    Commercial mortgage backed securities...       141.2...   13.5      --     154.7.
    Other asset-backed securities...........        17.0...    0.8   (0.1)      17.7.
  State and municipal bonds.................        16.4...    1.2      --      17.6.
  Redeemable preferred stocks...............          --...     --      --        --.
                                                --------    ------ ------   --------
Total fixed maturity securities.............     1,783.2...  131.9  (29.0)   1,886.1.
Equity securities...........................          --...     --      --        --.
                                                --------    ------ ------   --------
Total.......................................    $1,783.2... $131.9 $(29.0)  $1,886.1.
                                                ========    ====== ======   ========

Lincoln Life & Annuity Company of New York

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2003:
           Due in one year or less..........    $   39.9     $   41.0
           Due after one year through five
            years...........................       471.5        502.5
           Due after five years through ten
            years...........................       574.8        610.6
           Due after ten years..............       459.3        485.1
                                                --------     --------
           Subtotal.........................     1,545.5      1,639.2
           Asset and mortgage-backed
            securities......................       363.4        380.8
                                                --------     --------
           Total............................    $1,908.9     $2,020.0
                                                ========     ========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset and mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                                Par Value Amortized Cost Fair Value
                                --------- -------------- ----------
                                           (in millions)
                                -----------------------------------
             December 31, 2003:
               Below 6%........  $102.0       $102.1       $103.1
               6%-7%...........   115.1        115.4        120.3
               7%-8%...........   101.8        103.2        109.8
               Above 8%........    42.2         42.7         47.6
                                 ------       ------       ------
               Total...........  $361.1       $363.4       $380.8
                                 ======       ======       ======

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                        Fair Value  % of Total
                                        ----------  ----------
                                        (in millions except %)
                                        --------------------
                  December 31, 2003:
                    Treasuries and AAA.    $476.5      23.6%
                    AA.................     120.1       6.0
                    A..................     645.2      31.9
                    BBB................     693.2      34.3
                    BB.................      54.4       2.7
                    Less than BB.......      30.6       1.5
                                         --------     -----
                    Total..............  $2,020.0     100.0%
                                         ========     =====

The major categories of net investment income are as follows:

                                           Year Ended December 31
                                            2003    2002    2001
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
             Fixed maturity securities
              available-for-sale.......... $119.0  $115.2  $110.8
             Equity.......................    0.2      --      --
             Mortgage loans on real estate    9.7    10.8    13.7
             Policy loans.................    9.3     9.7    10.4
             Invested cash................    0.0     0.7     1.4
             Other investments............    0.6     0.1     0.1
                                           ------  ------  ------
             Investment revenue...........  138.8   136.5   136.4
             Investment expense...........   (2.1)   (1.6)   (1.6)
                                           ------  ------  ------
             Net investment income........ $136.7  $134.9  $134.8
                                           ======  ======  ======

The detail of the realized gain (loss) on investments and derivative instruments is as follows:

                                               Year Ended December 31
                                                2003    2002    2001
                                               ------  ------  ------
                                                    (in millions)
                                               ----------------------
          Fixed maturity securities available-
           for-sale:
            Gross gain........................ $ 24.3  $  4.1  $  2.8
            Gross loss........................  (12.2)  (21.6)  (13.6)
          Other investments...................    0.5    (0.4)   (0.2)
          Associated restoration
           (amortization) of deferred
           acquisition costs, provision for
           policyholder commitments and
           investment expenses................   (5.3)    6.4     6.5
                                               ------  ------  ------
          Total Realized gain (loss) on
           Investments........................    7.3   (11.5)   (4.5)
          Derivative Instruments net of
           associated amortization of
           deferred acquisition costs.........   (0.2)    0.2    (0.1)
                                               ------  ------  ------
          Total Realized gain (loss) on
           Investments and Derivative
           Instruments........................ $  7.1  $(11.3) $ (4.6)
                                               ======  ======  ======

Write-downs for other than temporary declines in fair value of fixed maturity securities and net changes in allowances for loss on mortgage loans, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                                   Year Ended December 31
                                                   2003    2002    2001
                                                   ----     -----  ----
                                                    (in millions)
                                                   ----------------------
              Fixed maturity securities available-
               for-sale........................... $7.8    $11.2   $7.8
              Mortgage loans on real estate.......  0.2      0.1    0.1
                                                    ----    -----   ----
              Total............................... $8.0    $11.3   $7.9
                                                    ====    =====   ====

Lincoln Life & Annuity Company of New York

The change in net unrealized gains (losses) on investments in fixed maturity securities available-for-sale is as follows:

                                             Year Ended December 31
                                             2003   2002    2001
                                             ----    -----   -----
                                              (in millions)
                                             ----------------------
                   Fixed maturity securities $8.2   $87.0   $38.9
                   Equity securities........  0.1     0.0     0.0
                                              ----   -----   -----
                                             $8.3   $87.0   $38.9
                                              ====   =====   =====

For total traded and private securities held by the Company at December 31, 2003 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                         %               %
                                           %    Amor-  Amor-  Unreal- Unreal-
                                  Fair   Fair   tized  tized   ized    ized
                                  Value  Value  Cost   Cost    Loss    Loss
                                 ------- -----  ------ -----  ------- -------
                                                (in millions)
      2003
   (less or =)90 days........... $ 121.6  44.9% $122.9  43.8% $ (1.4)   13.6%
   (greater than)90 days but
    (less or =)180 days.........    72.5  26.8%   74.5  26.5%   (2.1)   20.4%
   (greater than)180 days but
    (less or =)270 days.........    25.6   9.5%   26.9   9.6%   (1.3)   12.6%
   (greater than)270 days but
    (less or =)1 year...........     2.5   0.9%    2.7   1.0%   (0.1)    1.0%
   (greater than) 1 year........    48.4  17.9%   53.8  19.1%   (5.4)   52.4%
                                 ------- -----  ------ -----  ------   -----
     Total......................  $270.6 100.0% $280.8 100.0% $(10.3)  100.0%
                                 ======= =====  ====== =====  ======   =====

The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by the Company in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline,
2) the Company's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 8 (Fair Value of Financial Instruments) to the financial statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

The balance sheet caption, "Property and Equipment," includes an allowance for depreciation of $0.3 million at both December 31, 2003 and 2002.

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                        December 31
                                                        2003   2002
                                                       -----  -----
                                                       (in millions)
                                                       ------------
           Impaired loans with allowance for losses... $ 2.7  $ 2.2
           Allowance for losses.......................  (0.4)  (0.2)
           Impaired loans with no allowance for losses    --     --
                                                       -----  -----
           Net impaired loans......................... $ 2.3  $ 2.0
                                                       =====  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                             Year Ended December 31
                                              2003     2002   2001
                                              -----   -----   ----
                                               (in millions)
                                             ----------------------
                Balance at beginning-of-year $ 0.2    $ 0.1   $ --
                Provisions for losses.......   0.3      0.2    0.1
                Releases due to principal
                 paydowns...................  (0.1)    (0.1)    --
                                              -----   -----   ----
                Balance at end-of-year...... $ 0.4    $ 0.2   $0.1
                                              =====   =====   ====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                Year Ended December 31
                                                2003    2002    2001
                                                ----    ----    ----
                                                (in millions)
                                                ----------------------
                 Average recorded investment in
                  impaired loans............... $2.1    $2.1    $1.0
                 Interest income recognized on
                  impaired loans...............  0.1     0.3     0.2

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2003 and 2002, the Company had no mortgage loans on non-accrual status. As of December 31, 2003 and 2002, LNL had no mortgage loans past due 90 days on which interest was still being accrued.

Lincoln Life & Annuity Company of New York

As of December 31, 2003, the Company had restructured mortgage loans of $1.5 million. The Company recorded $0.1 million of interest income on these restructured mortgage loans in 2003. Interest income in the amount of $0.1 million would have been recorded in 2003 on these mortgage loans according to their original terms. There were no restructured loans as of December 31, 2002. As of December 31, 2003 and 2002, LNL had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2003 the Company's investment commitments for fixed maturity securities (primarily private placements) and mortgage loans on real estate were $10.4 million. As of December 31, 2003 the Company had no standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $6.6 million and $0.4 million at December 31, 2003 and 2002, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
4. Federal Income Taxes

The Federal income tax expense is as follows:

                                        Year Ended December 31
                                         2003    2002   2001
                                         -----   -----  -----
                                          (in millions)
                                        ----------------------
                      Current.......... $(2.2)   $ 0.0  $ 0.4
                      Deferred.........  16.5     10.3   10.8
                                         -----   -----  -----
                      Total tax expense $14.3    $10.3  $11.2
                                         =====   =====  =====

The effective tax rate on pre-tax income from continuing operations is lower than the prevailing corporate Federal Income tax rate. A reconciliation of this difference is as follows:

                                               Year Ended December 31
                                                2003     2002   2001
                                               ------   -----  -----
                                                   (in millions)
                                               --------------------
            Tax rate times pre-tax income from
             continuing operations............ $ 15.3   $10.6  $10.9
            Effect of:
              Tax-preferred investment
               income.........................     --    (0.2)  (0.9)
              Goodwill amortization...........     --      --    1.1
              Other items.....................  (1.0)    (0.1)   0.1
                                               ------   -----  -----
            Provision for income taxes........ $ 14.3   $10.3  $11.2
                                               ======   =====  =====
            Effective tax rate................     33%     34%    36%

The Federal income tax liability is as follows:

                                                    December 31
                                                   2003    2002
                                                  ------  ------
                                                   (in millions)
                                                  --------------
               Current........................... $ (5.6) $ (2.1)
               Deferred..........................  (36.5)  (19.2)
                                                  ------  ------
               Total Federal income tax liability $(42.1) $(21.3)
                                                  ======  ======

Significant components of the Company's deferred tax assets and liabilities are as follows:

                                                     December 31
                                                    2003    2002
                                                   ------  ------
                                                    (in millions)
                                                   --------------
             Deferred tax assets:
               Insurance and investment contract
                liabilities....................... $ 55.0  $ 45.6
               Net operating loss carryforward....     --     4.4
               Capital loss carryforward..........    4.5    11.7
               Investment related.................    2.7     1.9
               Ceding commission asset............    3.3     3.7
               Compensation related...............    0.5     3.2
               Other..............................    0.1     2.5
                                                   ------  ------
             Total deferred tax assets............   66.1    73.0
             Deferred tax liabilities:
               Deferred acquisition costs.........    7.8     1.3
               Net unrealized gain on securities
                available-for-sale................   38.9    36.0
               Present value of business in-force.   50.5    54.7
               Other..............................    5.4     0.2
                                                   ------  ------
             Total deferred tax liabilities.......  102.6    92.2
                                                   ------  ------
             Net deferred tax liability........... $(36.5) $(19.2)
                                                   ======  ======

In 2002, the company was able to file as part of a consolidated Federal income tax filing with its common parent, LNC. Prior to 2002, tax laws required the Company to file its tax return on a stand alone basis. Net cash received from LNC for Federal income taxes in 2003 was $5.8 million due to the carry forward of pre-consolidation tax losses and carry back of 2002 tax losses. In 2002, the Company received a $1.3 million refund from the IRS for its 2001 tax return. Cash paid to the IRS for Federal income taxes in 2001 was $1.2 million.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2003 and 2002, the Company concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2003 and 2002.

At December 31, 2003, the Company had net capital loss carryforwards for Federal income tax purposes of $12.8 million that will expire in 2007. The net capital loss carryforwards can be used to offset capital gains of any affiliate in future LNC consolidated U.S. tax returns filed by its common parent. Accordingly, the Company believes that it is more likely than not that the capital losses will be fully utilized within the allowable carryforward period.

The LNC consolidated return group has been identified by the Internal Revenue Service ("IRS") as a coordinated industry taxpayer requiring annual audits. The audits from tax years through 1995 have been completed and these years are closed. LNC and its affiliates are currently under audit by IRS for years 1996-2002. The Company does not anticipate that any adjustments that might result from such audits would be material to the Company's results of operations or financial condition.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data

Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees," are as follows:

                                           Year Ended December 31
                                            2003    2002    2001
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
              Insurance assumed........... $  0.0  $  0.0  $  6.6
              Insurance ceded.............   32.2    28.0    28.6
                                           ------  ------  ------
              Net reinsurance premiums and
               fees....................... $(32.2) $(28.0) $(22.0)
                                           ======  ======  ======

The income statement caption, "Benefits," is net of reinsurance recoveries of $25.0 million; $21.5 million and $27.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.

A reconciliation of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                    Year Ended December 31
                                                     2003       2002
                                                      -----      ------
                                                    (in millions)
                                                    ---------------------
             Balance at beginning-of-year.......... $42.9      $ 43.4
             Deferral..............................  36.2        31.9
             Amortization..........................  (9.7)       (8.8)
             Adjustment related to realized losses
              on securities available-for-sale.....  (4.5)        6.1
             Adjustment related to unrealized gains
              on securities available-for-sale.....  (7.5)      (29.8)
             Other.................................    --         0.1
                                                      -----      ------
             Balance at end-of-period.............. $57.4      $ 42.9
                                                      =====      ======

Realized losses on investments and derivative instruments on the Statements of Income for the year's-ended December 31, 2003, 2002 and 2001 are net of amounts restored (amortized) against deferred acquisition costs of $(4.5) million, $6.3 million and $5.4 million, respectively. In addition, realized gains and losses for the year ended December 31, 2003, 2002 and 2001 are net of adjustments made to policyholder reserves of $(0.5) million, $0.4 million and $1.4 million, respectively. The Company has either a contractual obligation or has a consistent historical practice of making allocations of investment gains and losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                               Year Ended December 31
                                                2003    2002    2001
                                               ------  ------  ------
                                                    (in millions)
                                               ----------------------
          Commissions......................... $ 21.4  $ 18.4  $ 14.2
          Other volume related expenses.......   20.9     6.9     4.2
          Operating and administrative
           expenses...........................   22.1    29.2    27.0
          Deferral of acquisition costs net of
           amortization.......................  (26.5)  (23.1)  (11.9)
          Restructuring charges...............    0.0     0.0     1.0
          Goodwill amortization...............    0.0     0.0     3.0
          Other intangibles amortization, net
           of unlocking.......................   12.0    13.0     9.4
          Other...............................    6.0     3.8     3.4
                                               ------  ------  ------
          Total............................... $ 55.9  $ 48.2  $ 50.3
                                               ======  ======  ======

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                            2003   2002
                         -                  -----  -----
                                            (in millions)
                                            -------------
                         Life insurance....  92.8   92.8
                         Lincoln Retirement  16.7   16.7
                                            -----  -----
                             Total......... 109.5  109.5
                                            =====  =====

A reconciliation of the present value of business in-force for the Company's acquired insurance business, (balance sheet caption "Other Intangible Assets") is as follows:

                                                  December 31
                                             2003    2002    2001
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Balance at beginning-of-year... $156.3  $169.3  $178.7
            Unlocking and transfers........   (1.6)   (3.3)    1.4
            Interest accrued on unamortized
             balance (Interest rates range
             from 5% to 7%)................    7.0     9.2    10.3
            Amortization...................  (17.4)  (18.9)  (21.1)
                                            ------  ------  ------
                Balance at end-of-year      $144.3  $156.3  $169.3
                                            ======  ======  ======

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data (continued)


For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                          As of             As of
                                     December 31, 2003 December 31, 2002
                                     ----------------  ----------------
                                               Accumu-           Accumu-
                                      Gross     lated   Gross     lated
                                     Carrying  Amorti- Carrying  Amorti-
                                      Amount   zation   Amount   zation
                                     --------  ------- --------  -------
                                               (in millions)
                                     ---------------------------------
         Amortizable Intangible
          Assets:
           Present value of in-force
             Lincoln Retirement.....  $ 48.1    $17.8   $ 48.1    $16.0
             Life Insurance.........   167.3     53.3    167.3     43.1
                                      ------    -----   ------    -----
         Total......................  $215.4    $71.1   $215.4    $59.1
                                      ======    =====   ======    =====

Future estimated amortization of present value of in-force is as follows (in millions):

                     2004-$10.0 2005-$10.0      2006-$11.1
                     2007- 11.4 2008- 11.6 Thereafter-90.2

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                      December 31
                                                      2003    2002
            -                                       -------- ------
                                                     (in millions)
                                                    ---------------
            Premium deposit funds.................. $  988.6 $932.0
            Undistributed earnings on participating
             business..............................     10.8    9.8
            Other..................................     43.2   40.3
                                                    -------- ------
                Total.............................. $1,042.6 $982.1
                                                    ======== ======

--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Post-retirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees including those of the Company. Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $0.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. The plan is funded by contributions to a tax-exempt trust. The Company's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees (including those of the Company): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full- time U.S. employees who, depending on the plan, have worked for the Company 10 years and attained age 55. Medical and dental benefits are also available to spouses and other dependents of employees. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employee's post-retirement plan will change such that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. This amendment to the plan resulted in the immediate recognition at the end of 2003 of a one-time curtailment gain of less than $0.1 million pre tax. Life insurance benefits for retirees are noncontributory for employees that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $0.2 million pre-tax.

The Company uses a December 31 measurement date for its pension and post-retirement plans.

Plan Cash Flows.

The Company expects to contribute between zero and $0.2 million to LNC's defined benefit pension plans in 2004. In addition, the Company expects to fund less than $0.1 million in 2004 for benefit payments for its post-retirement benefit plans.

401(k) and Profit Sharing Plans.
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees (including those of the Company). The Company's contribution to the 401(k) plans is equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as

Lincoln Life & Annuity Company of New York determined by LNC's Board of Directors. The Company's expense for the 401 (k) plan amounted to $0.2 million, $0.2 million, and $0.2 million in 2003, 2002 and 2001, respectively.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees including those of the Company who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, the Company agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. The Company makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of the Company's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $0.1 million, $0.1 million, and less than $0.1 million in 2003, 2002 and 2001, respectively. These expenses reflect both the Company's employer matching contributions of less than $0.1 million, as well as changes in the measurement of the Company's liabilities under these plans of $0.1 million, $0.1 million and $0.0 million for 2003, 2002 and 2001, respectively.

In the fourth quarter of 1999, LNC modified the terms of the deferred compensation plans to provide that plan participants who selected LNC stock as the measure for their investment return would receive shares of LNC stock in satisfaction of this portion of their deferral. In addition, participants were precluded from diversifying any portion of their deferred compensation plan account that is measured by LNC's stock performance. As a result of these modifications to the plans, ongoing changes in value of LNC's stock no longer affect the expenses associated with this portion of the deferred compensation plans.

The Company's total liabilities associated with these plans were $0.6 million and $0.4 million at December 31, 2003 and 2002, respectively.

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. The Company awards under this plan for 2003 consisted of 2,795 performance share units that could result in the issuance of LNC shares. As of December 31, 2003, 2,795 performance share units were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of the three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Total compensation expense for the Company incentive plans involving performance vesting for 2003 was less than $0.1 million. All expense calculations for performance shares that were granted in 2003 have been based upon the current assumption that the actual performance achievement over the three-year performance measurement period will result in target levels of long-term incentive compensation payouts. As the three-year performance period progresses, LNC will continue to refine its estimate of the expense associated with these awards so that by the end of the three-year performance period, the Company's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Effective January 1, 2003, LNC adopted the fair value recognition method of accounting for its stock option incentive plans under Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" ("FAS 123"), which is considered the preferable accounting method for stock based compensation. Previously, LNC accounted for its stock option incentive plans using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB 25"), and related interpretations. For more information, see Footnote 2 in the Notes to Financial Statements.

Total compensation expense for incentive plans involving stock options granted to the Company employees for 2003, 2002 and 2001 was $0.1 million, $0.0 million and $0.1 million, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions
Net income as determined in accordance with statutory accounting practices for the Company was $16.9 million, $16.6 million and $19.4 million for 2003, 2002 and 2001, respectively.

Shareholder's equity as determined in accordance with statutory accounting practices for the Company was $251.0 million and $234.1 million for December 31, 2003 and 2002, respectively.

The Company acquired a block of individual life insurance and annuity business from CIGNA Corporation in January 1998 and a block of individual life insurance from Aetna, Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense, which resulted in a reduction of statutory earned surplus.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Dividends cannot be declared by State of New York life insurance companies without 30 day notice to the Superintendent, who may disapprove. Dividends on Company stock are paid as declared by its Board of Directors. No dividends were declared in 2003, 2002 or 2001.

Marketing and Compliance Issues

Recently, there has been a significant increase in federal and state regulatory activity in the industry relating to numerous issues including market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. The Company, like many others in the industry, has received requests for information from the SEC and a subpoena from the New York Attorney General's Office seeking documentation and other information relating to these issues. The Company is in the process of responding to these requests and continues to cooperate fully with the regulators.

Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. Management continues to monitor the company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future developments will not materially affect the financial position of the Company.

Insurance Ceded and Assumed

The Company cedes insurance to other insurance companies. The portion of risks exceeding the company's retention limit is reinsured with other insurers. The Company seeks reinsurance coverage on life insurance issued to limit its liabilities. As of December 31, 2003, the Company's maximum retention was $0.5 million on a single insured. Portions of the Company's deferred annuity business have been reinsured on a Modco basis with other companies to limit the company's exposure to interest rate risks. At December 31, 2003, the reserves associated with these reinsurance arrangements totaled $14.7 million. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). The Company remains liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

As a result of indemnity reinsurance transactions entered into by the Company to purchase business from Aetna, Inc. and CIGNA Corporation insurance companies, the Company assumes insurance from these companies. Other amounts of insurance are assumed as a result of smaller purchases made by the Company.

Vulnerability from Concentrations

At December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2003, 38.2% of such mortgages, or $55.9 million, involved properties located in California, Maryland, New York and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $3.9 million. Also at December 31, 2003, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial position. Because the Company sells insurance products only in the State of New York, the Company does have a material concentration of its business in that state. This concentration could make the Company vulnerable to legislative or other risks that might significantly impact the ability to do business in the State of New York. The Company is not aware of any significant risks as a result of this geographic concentration.

Other Contingency Matters

The Company is involved in various pending or threatened legal proceedings, arising from the conduct of business. In

Lincoln Life & Annuity Company of New York some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivative Instruments

Call Options on Bifurcated Remarketable Put Bonds.
The Company owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. The Company has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale.
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair value for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate.
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments.
Fair values for these contracts are based on current settlement values. These values are based on industry standard models that are commercially available for put options. These models project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present-valued to arrive at the derivatives' current fair market values.

Other Investments, Cash and Invested Cash.
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.
The balance sheet captions, "Insurance Policy and Claim Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e. deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's shareholder's equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Investment Commitments.
Fair values for commitments to make investments in fixed maturity securities (primarily private placements) are based on

Lincoln Life & Annuity Company of New York the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.
Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.


The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                       Carrying Value Fair Value Carrying Value Fair Value
                                                       -------------- ---------- -------------- ----------
                                                                           December 31
                                                       --------------------------------------------------
                                                            2003         2003         2002         2002
                                                       -------------- ---------- -------------- ----------
                                                                          (in millions)
                                                       --------------------------------------------------
Assets (liabilities):
  Securities available-for-sale
    Fixed maturities..................................    $2,020.0     $2,020.0     $1,886.1     $1,886.1
    Equity............................................         2.6          2.6           --           --
  Derivative instruments (asset)......................          --           --          0.5          0.5
  Mortgage loans on real estate.......................       145.8        155.8        121.7        134.3
  Policy loans........................................       161.6        174.5        161.9        174.7
  Other investments...................................         0.3          0.3          0.3          0.3
  Cash and invested cash..............................        36.4         36.4         15.2         15.2
Investment type insurance contracts:
  Deposit contracts and guaranteed interest contracts.     (954.4)...   (978.8).      (894.0)      (928.8)
Investment commitments................................          --         (0.1)          --          2.0
Derivative instruments (liability)....................        (0.3)        (0.3)          --           --

Total derivative instruments for 2003 are comprised of reinsurance related embedded derivatives of $(0.3) million in other liabilities on the balance sheet.

As of December 31, 2003 and 2002, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $33.2 million and $36.7 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

--------------------------------------------------------------------------------
9. Segment Information


The Company has two business segments: Lincoln Retirement and Life Insurance.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in the State of New York. Lincoln Retirement distributes some of its products through the Company's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as the Company's retail unit, Lincoln Financial Advisors ("LFA"). In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products in the State of New York. The Life Insurance segment offers, universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

The Company reports operations not directly related to the business segments, unallocated corporate items (i.e., unallocated overhead expenses), LFA and LFD in "Other Operations".

Lincoln Life & Annuity Company of New York

Financial data by segment for 2001 through 2003 is as follows:

                                             Year Ended December 31
                                              2003     2002   2001
                                             ------   ------ ------
                                                (in millions)
                                             --------------------
               Revenue, Excluding Net
                Investment Income and Net
                Realized Loss on Investments
                and Derivative Instruments:
                 Lincoln Retirement......... $  8.2   $  6.7 $  7.5
                 Life Insurance.............   70.8     66.2   66.0
                 Other Operations...........    0.2      0.6    0.2
                                             ------   ------ ------
               Total........................ $ 79.2   $ 73.5 $ 73.7
                                             ======   ====== ======
               Net Investment Income:
                 Lincoln Retirement......... $ 65.9   $ 66.1 $ 65.7
                 Life Insurance.............   70.8     68.8   69.1
                 Other Operations...........    0.0      0.0    0.0
                                             ------   ------ ------
               Total........................ $136.7   $134.9 $134.8
                                             ======   ====== ======

                                         Year Ended December 31
                                        2003      2002      2001
                                      --------  --------  --------
                                              (in millions)
                                      ----------------------------
             Realized Loss on
              Investments and
              Derivative Instruments:
               Lincoln Retirement.... $    1.9  $   (6.4) $   (3.5)
               Life Insurance........      5.3      (4.9)     (1.1)
               Other Operations......      0.0       0.0       0.0
                                      --------  --------  --------
             Total................... $    7.2  $  (11.3) $   (4.6)
                                      ========  ========  ========
             Income before Federal
              Income Taxes and
              Cumulative Effect of
              Accounting Changes:
               Lincoln Retirement.... $    6.3  $    0.7  $    5.0
               Life Insurance........     38.5      29.2      26.1
               Other Operations......     (1.0)      0.5        --
                                      --------  --------  --------
             Total................... $   43.8  $   30.4  $   31.1
                                      ========  ========  ========
             Federal Income Tax
              Expense:
               Lincoln Retirement.... $    1.7  $    0.0  $    1.1
               Life Insurance........     12.9      10.1      10.1
               Other Operations......     (0.3)      0.2       0.0
                                      --------  --------  --------
             Total................... $   14.3  $   10.3  $   11.2
                                      ========  ========  ========
             Cumulative Effect of
              Accounting Changes:
               Lincoln Retirement.... $   (0.2) $    0.0  $    0.0
               Life Insurance........      0.0       0.0      (1.1)
               Other Operations......      0.0       0.0       0.0
                                      --------  --------  --------
             Total................... $   (0.2) $    0.0  $   (1.1)
                                      ========  ========  ========
             Net Income:
               Lincoln Retirement.... $    4.3  $    0.7  $    3.9
               Life Insurance........     25.7      19.1      15.0
               Other Operations......     (0.7)      0.3       0.0
                                      --------  --------  --------
             Total Net Income........ $   29.3  $   20.1  $   18.9
                                      ========  ========  ========

                                               December 31
                                      ----------------------------
                                        2003      2002      2001
                                      --------  --------  --------
                                              (in millions)
                                      ----------------------------
             Assets:
               Lincoln Retirement.... $1,705.3  $1,422.2  $1,324.3
               Life Insurance........  1,556.4   1,462.0   1,383.7
               Other Operations......     68.0      90.8      70.4
                                      --------  --------  --------
             Total Assets             $3,329.7  $2,975.0  $2,778.4
                                      ========  ========  ========

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 20,000 authorized, issued and outstanding shares of $100 par value common stock of the Company are owned by LNL.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                     December 31
                                                   2003      2002
                                                 --------  --------
                                                    (in millions)
                                                 ------------------
           Fair value of securities
            available-for-sale.................. $2,022.6  $1,886.1
           Cost of securities available-for-sale  1,911.4   1,783.2
                                                 --------  --------
           Unrealized gain......................    111.2     102.9
           Adjustments to deferred acquisition
            costs...............................    (44.4)    (36.9)
           Amounts required to satisfy
            policyholder commitments............     (3.6)     (3.4)
           Deferred income taxes................    (23.4)    (22.8)
                                                 --------  --------
           Net unrealized gain on securities
            available-for-sale.................. $   39.8  $   39.8
                                                 ========  ========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively on the balance sheet.

Details underlying the change in "Net Unrealized Gain on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Statements of Shareholder's Equity are as follows:

                                                 Year Ended December 31
                                                 2003    2002    2001
                                                 -----  -----   -----
                                                    (in millions)
                                                 ---------------------
            Unrealized gains on securities
             available-for-sale arising during
             the year........................... $20.1  $47.7   $24.9
            Less:
              Reclassification adjustment for
               gains (losses) included in net
               income/(1)/......................  19.5   (6.1)   (1.5)
              Less: Federal income tax expense
               on reclassification..............   0.6   20.0     9.2
                                                 -----  -----   -----
            Net unrealized gain on securities
             available-for-sale, net of
             reclassification and federal income
             tax expense........................ $ 0.0  $33.8   $17.2
                                                 =====  =====   =====

--------
/(1)/The reclassification adjustment for gains does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The "Net Unrealized Gain on Derivative Instruments" component of other comprehensive income shown on the Statements of Shareholders' Equity was less than $0.1 million for 2003, 2002 and 2001. The 2001 Net Unrealized Gain on Derivative Instruments includes $0.1 million related to the transition adjustment recorded for the adoption of FAS 133.
--------------------------------------------------------------------------------
11. Restructuring Charges

During the first quarter of 2001, the Company recorded a restructuring charge in its Lincoln Retirement segment of $0.7 million $(1.0 million pre-tax). The objective of this restructuring plan is to consolidate the Syracuse, New York operations of the Company into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce on-going operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.

2003 Restructuring Plan
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization is expected to significantly reduce operating expenses while positioning LNL for future growth and to take advantage of the recent market recovery. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations. The total Life and Retirement restructuring cost to the Company for 2003 was $0.3 million.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
12. Transactions with Affiliates


The Company's products are primarily distributed through affiliated organizations, LFA and LFD. Revenue is paid to these organizations based on business produced by them, and was $8.0 million, $8.8 million and $3.1 million in 2003, 2002, and 2001, respectively.

Delaware Management Holdings Inc. ("DMH"), a wholly owned subsidiary of LNC, is responsible for the management of the Company's general account investments. The management of these investments is priced on an "at cost" basis. The Company paid fees paid of $2.6 million, $2.0 million and $2.1 million to DMH for investment management services in 2003, 2002 and 2001, respectively.

The Company provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This resulted in net payments of $16.8 million, $13.5 million and $11.2 million in 2003, 2002 and 2001, respectively. The Company's related accounts payable to affiliates was $32.9 million and less than $1.0 million as of December 31, 2003 and 2002, respectively.

The Company cedes business to one affiliated company, LNL. The caption "Insurance Premiums", in the accompanying Statements of Operations has been reduced by $5.6 million, $4.9 million and $5.7 million for premiums paid on these contracts in 2003, 2002, and 2001, respectively. The captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" have been reduced by $4.9 million and $4.7 million related to reserve credits taken on these contracts as of December 31, 2003 and 2002, respectively.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York as of December 31, 2003 and 2002, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2003 the Company changed its method of accounting for stock compensation costs, certain reinsurance arrangements and costs associated with exit or disposal activities. Also, as discussed in Note 2 to the financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization, and in 2001 the Company changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP
Fort Wayne, Indiana
March 31, 2004

PERFORMANCE DATA

Performance data may appear in sales literature or reports to owners or prospective buyers.

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your policy's expenses.

Data reflects:
-  an annual reduction for fund management fees and expenses, and
- a policy level mortality and expense charge applied on a daily equivalent basis, but
- no deductions for additional policy expenses (i.e., premium loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by:

     a) calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then

     b) dividing this figure by the account value at the beginning of the period; then
     c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                     P(1 + T)n = ERV

Where:         P = a hypothetical initial purchase payment of $1,000
               T = average annual total return for the period in question
               N = number of years
               ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:
               (1) all recurring fees have been charged to the policy owner's accounts; and
               (2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".

                                   SUPPLEMENT

         SUPPLEMENT DATED MAY 1, 2004 TO PROSPECTUSES DATED MAY 1, 2004


         LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                       PRODUCTS: VUL(cv)III AND VUL(db)II

           LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE
                                PRODUCT: SVULIII

            ISSUED BY THE LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

If your financial advisor is a member of M Financial Group:

This supplement provides information about four additional funds offered under your policy.

A separate funds prospectus supplement for these four funds has also been prepared, and should be presented to you along with this product prospectus supplement.

Except as amended by this supplement, all information in your product prospectus applies.


The funds and their investment advisers/sub-advisers and objectives are listed below.

M FUNDS, INC., advised by M Financial Investment Advisers, Inc. (MFIA)


BRANDES INTERNATIONAL EQUITY FUND: Sub-advised by Brandes Investment Partners, L.P. Long-term capital appreciation.

BUSINESS OPPORTUNITY VALUE FUND: Sub-advised by Iridian Asset Management LLC. Long-term capital appreciation.

FRONTIER CAPITAL APPRECIATION FUND: Sub-advised by Frontier Capital Management Company, LLC. Maximum capital appreciation.

TURNER CORE GROWTH FUND: Sub-advised by Turner Investment Partners, Inc. Long-term capital appreciation.

                           PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS

          (1) Resolution of the Board of Directors of The Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(2)

          (2)  Commission Schedule for Variable Life Policies.(5)

          (3) (a) Revised and Amended Principal Underwriting Agreement between Lincoln Financial Advisors Corporation and Lincoln Life & Annuity Company of New York.(4)
               (b)  Selling Group Agreement.(4)

          (4)  (a)  Policy LN 690 NY(10)
               (b)  Riders. LR 434 NY LNY and LR 435 NY LNY.(3)
               (c)  Accounting Value Rider -- Policy Form LR500 NY(6)
               (d)  Change of Insured Rider -- Policy Form LR496 NY(6)
               (e)  Estate Tax Repeal Rider -- Policy Form LR511 NY(9)
               (f)  Supplemental Term Insurance Rider -- Policy Form LR515
                    NY(10)

          (5)  (a)  Application B10399 NY(5)
               (b)  Addendum to Application -- Policy Form B15 NY(10)

          (6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New York.(1)
               (b)  Bylaws of Lincoln Life & Annuity Company of New York.(1)

          (7)  Form of Reinsurance Contracts(7)


          (8) Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:

               (a)  AIM Variable Insurance Funds(12)
               (b)  AllianceBernstein Variable Products Series Fund, Inc.(12)
               (c)  American Century Variable Portfolios, Inc.(12)
               (d)  American Funds Insurance Series(12)
               (e)  Scudder Investment VIT Funds(12)
               (f)  Delaware VIP Trust(12)
               (g)  Fidelity Variable Insurance Products(12)
               (h)  Franklin Templeton Variable Insurance Products Trust(12)
               (i)  Janus Aspen Series(12)
               (j)  Lincoln Variable Insurance Products Trust(12)
               (k)  M Fund, Inc.(12)
               (l)  MFS Variable Insurance Trust(12)
               (m)  Neuberger Berman Advisers Management Trust(12)
               (n)  Putnam Variable Trust(12)

          (9) (a) Services Agreement(13), and amendments thereto(8), between The Lincoln National Life Insurance Company (and affiliates) and Delaware Management Holdings, Inc., Delaware Service Company, Inc.
               (b) Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004.(12)

          (10) Not applicable.

          (11) Opinion and Consent of Robert O. Sheppard, Esq.

          (12) Not Applicable.

          (13) Not Applicable.

          (14) Consent of Ernst & Young LLP, Independent Auditors.

          (15) Not applicable.

          (16) Not applicable.

          (17) Not applicable.

Item 28.

                     DIRECTORS AND OFFICERS OF THE DEPOSITOR


John H. Gotta****                    President, Assistant Secretary and Director
                                     and Member of the Investment Committee

Janet Chrzan**                       2nd Vice President and Chief Financial
                                     Officer

J. Patrick Barrett                   Director
  Chairman and CEO
  Carpat Investments
  4605 Watergap
  Manlius, NY 13104

Robert D. Bond**                     Director

Jon A. Boscia***                     Director

Donna D. DeRosa****                  Director and Assistant Secretary

Christine S. Frederick****           Assistant Vice President and Chief
                                     Compliance Officer

Rise' C. M. Taylor**                 2nd Vice President

Barbara S. Kowalczyk***              Director and Chairperson of the Investment
                                     Committee

M. Leanne Lachman                    Director
  President
  Lachman Associates L.L.C.
  870 United Nations Plaza, #19-E
  New York, NY 10017

Louis G. Marcoccia                   Director
  Senior Vice President
  Syracuse University
  Skytop Office Building
  Skytop Road
  Syracuse, NY 13244-5300

Gary W. Parker****                   2nd Vice President and Director

Ron J. Ponder                        Director
  Executive Vice President and CIO
  WellPoint Health Networks, Inc.
  1 Wellpoint Way
  T2-2G4
  Thousand Oaks, CA 91362

Jill S. Ruckelshaus                  Director
  1015 Evergreen Point Road
  Post Office Box 76
  Medina, WA 98039

Robert O. Sheppard*                  2nd Vice President and General Counsel

Todd R. Stephenson**                 Director and Assistant Treasurer

Eldon J. Summers**                   Treasurer

Richard C. Vaughan***                Director

C. Suzanne Womack***                 Secretary


----------

*    Principal business address is 100 Madison Street, 18th Floor, Syracuse, NY
     13202


**   Principal business address is 1300 S. Clinton Street, Fort Wayne, IN 46801

*** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

Item 29.

               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                         THE DEPOSITOR OR THE REGISTRANT

          Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System.(11)

Item 30.

                                 INDEMNIFICATION

(a)       Brief description of indemnification provisions:

          In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

          In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

          Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                             PRINCIPAL UNDERWRITERS


(a) Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln Life & Annuity Variable Account H; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account N; LLANY Separate Account R for Flexible Premium Variable Life Insurance; and LLANY Separate Account S for Flexible Premium Variable Life Insurance. Lincoln Life & Annuity Flexible Premium Variable Life Account Y.


(b)       See Item 28.

(c)       N/A

Item 32.

                        LOCATION OF ACCOUNTS AND RECORDS


          Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.


Item 33.

                               MANAGEMENT SERVICES

          Not Applicable.

Item 34.

                               FEE REPRESENTATION

          Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

----------
*    To be filed by amendment.
(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.
(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 (File No. 333-42507) filed on July 2, 1998.
(4) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File 333-93875) filed on April 27, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 6 on Form S-6 (File No. 333-42507) filed on July 28, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.
(7) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-84684) filed on April 23, 2003.

(8) Incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-43373) filed April 4, 2002.

(9) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-52194) filed on November 13, 2001.
(10) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-84688) filed March 21, 2002.

(11) Incorporated by reference to Post-Effective Amendment No. 8 on Form N-6 (File No. 333-84370) filed on April 1, 2004.
(12) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.
(13) Incorporated by reference to Post-Effective Amendment No. 21 on Form N1-A (File No. 2-80741, 811-3211) filed on April 10, 2000.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-84688; 811-08559; CIK: 0001051629) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 8th day of April, 2004. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                          LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                          (REGISTRANT)


                          By                /s/ GARY W. PARKER
                             ---------------------------------------------------
                                              Gary W. Parker
                                     SECOND VICE PRESIDENT AND DIRECTOR OF
                                  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK


                          LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                          (DEPOSITOR)


                          By                /s/ GARY W. PARKER
                             ---------------------------------------------------
                                              Gary W. Parker
                                     SECOND VICE PRESIDENT AND DIRECTOR

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement (File No.:
333-84688; 811-08559; CIK: 0001051629) has been signed below on April 8, 2004, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

           SIGNATURE                                    TITLE
           ---------                                    -----
      /s/ JOHN H. GOTTA*              President, Assistant Secretary and Director
----------------------------------    (Principal Executive Officer)
         John H. Gotta


       /s/ JANET CHRZAN*              Second Vice President and Chief Financial Officer
----------------------------------    (Principal Financial Officer and Principal Accounting
         Janet Chrzan                 Officer)


      /s/ GARY W. PARKER*             Second Vice President and Director
----------------------------------
        Gary W. Parker


     /s/ DONNA D. DEROSA*             Director and Assistant Secretary
----------------------------------
        Donna D. DeRosa


    /s/ TODD R. STEPHENSON*           Director and Assistant Treasurer
----------------------------------
      Todd R. Stephenson


    /s/ J. PATRICK BARRETT*           Director
----------------------------------
      J. Patrick Barrett


      /s/ ROBERT D. BOND*             Director
----------------------------------
        Robert D. Bond


      /s/ JON A. BOSCIA*              Director
----------------------------------
         Jon A. Boscia


  /s/ BARBARA STEURY KOWALCZYK*       Director and Chairperson of the Investment Committee
----------------------------------
   Barbara Steury Kowalczyk


  /s/ MARGUERITE LEANNE LACHMAN*      Director
----------------------------------
   Marguerite Leanne Lachman


    /s/ LOUIS G. MARCOCCIA*           Director
----------------------------------
      Louis G. Marcoccia

           SIGNATURE                                    TITLE
           ---------                                    -----
      /s/ RON J. PONDER*              Director
----------------------------------
         Ron J. Ponder


   /s/ JILL S. RUCKELSHAUS*           Director
----------------------------------
      Jill S. Ruckelshaus


    /s/ RICHARD C. VAUGHAN*           Director
----------------------------------
      Richard C. Vaughan


* By:                 /s/ GARY W. PARKER
    ----------------------------------------------------------
     Gary W. Parker, pursuant to a Power of Attorney
     incorporated by reference to Registration Statement,
     Form N-6, File No. 333-84684, filed on April 7, 2004